File No. 33-62284(*)(**)

811-1979

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number ____

☑	Post Effective Amendment Number 34

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 35

Ohio National Variable Account B

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also related to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-3659, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

**Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Deposit. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

Prospectus

Single Purchase Payment

Individual Variable Annuity Contracts

Top Plus

Ohio National Variable Accounts A and B

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-800-366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B (“VAB”) for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

May 1, 2012

Form V-4826	1

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio	Calvert Investment Management, Inc.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)

Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.

Form V-4826	3

Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign Securities Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1) (Class 4)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Markets Navigator Fund	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Advisors, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Form V-4826	4

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC

Northern Lights Variable Trust (Class 2 shares)
TOPS™ Protected Balanced ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Moderate Growth ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Growth ETF Portfolio(1)	(Milliman, Inc.)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4826	5

Form V-4826	6

Glossary

Accumulation Units – Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant – A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit – After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund – A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice – A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount – A subdivision of VAA or VAB . The assets of each subaccount are invested in a corresponding available Fund.

Surrender – To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period – A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) and VAB (Variable Account B) – Separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw – To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year)         $15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed)                 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Form V-4826	7

Mortality and Expense Risk Fees (we are currently only charging 0.65%)	1.55%
Account Expenses	0.25%

Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	3.37%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,056	$1,985	$3,026	$6,458

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$517	$1,627	$2,848	$6,458

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form V-4826	8

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added.

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added.

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

Form V-4826	9

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form V-4826	10

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Variable Accounts VAA and VAB

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to

Form V-4826	11

or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA or VAB . These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Form V-4826	12

Mixed and Shared Funding

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Form V-4826	13

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract Years	Percentage
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction,

Form V-4826	14

but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

Accumulation Period

Purchase Payment

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Form V-4826	15

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Form V-4826	16

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•

for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Form V-4826	17

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Form V-4826	18

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00  p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

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We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Death Benefit

If the annuitant (and any contingent annuitant) dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Form V-4826	20

Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of purchase payments. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Form V-4826	21

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

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The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if the annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

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Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA or VAB are a part of, and are taxed with, our operations, VAA or VAB is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

Form V-4826	24

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or VAB or upon capital gains realized by VAA or VAB on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Form V-4826	25

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59  1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70  1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to

Form V-4826	26

make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Prior Contracts

Annual Payment Combination Variable Annuity

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

Portion of Total Purchase Payments	Deduction for Sales Expense	Deduction for Administrative Expense	Death Benefit Premium	Total* Combined Deductions
First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%

*	Plus 50 (cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3  1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

Form V-4826	27

Variable Interest Annuity

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

Flexible Payment Combination Annuity

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Multiple Funded Combination Annuity (“Top I”)

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.1%.

Investar Vision/Top Spectrum Flexible Payment Variable Annuity

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent
1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

“Top Tradition” Flexible Purchase Payment Variable Annuity

From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

Form V-4826	28

Accumulation Unit Values for Prior Contracts

Annual Payment Combination Variable Annuity

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
VAA Equity	2001	$152.69	$138.42	17,324
	2002	$138.42	$111.37	15,237
	2003	$111.37	$159.16	12,825
	2004	$159.16	$177.18	12,256
	2005	$177.18	$186.14	11,298
	2006	$186.14	$196.59	10,112
	2007	$196.59	$183.17	9,680
	2008	$183.17	$81.94	8,842
	2009	$81.94	$112.85	7,352
	2010	$112.85	$120.58	7,170

VAB Equity	2001	$161.85	$146.73	10,406
	2002	$146.73	$118.05	9,429
	2003	$118.05	$168.72	8,900
	2004	$168.72	$187.81	8,746
	2005	$187.81	$197.31	8,078
	2006	$197.31	$208.39	7,605
	2007	$208.39	$194.16	6,799
	2008	$194.16	$86.86	64,118
	2009	$86.86	$119.63	6,131
	2010	$119.63	$127.81	5,641

Variable Interest Annuity

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Money Market	2001	$30.86	$31.62	5,646	6,496
	2002	$31.62	$31.65	5,024	3,201
	2003	$31.65	$31.47	2,093	2,739
	2004	$31.47	$31.38	1,875	2,561
	2005	$31.38	$31.89	1,662	2,401
	2006	$31.89	$32.98	1,650	2,404
	2007	$32.98	$34.17	1,512	2,408
	2008	$32.98	$34.32	1,502	1,603
	2009	$34.32	$33.88	1,491	1,289
	2010	$33.88	$33.45	1,481	1,285

Form V-4826	29

Flexible Payment Combination Annuity

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
VAA Equity	2001	$85.55	$77.48	7,488
	2002	$77.48	$62.27	6,091
	2003	$62.27	$88.91	5,999
	2004	$88.91	$98.88	5,271
	2005	$98.88	$103.78	4,490
	2006	$103.78	$109.50	4,266
	2007	$109.50	$101.92	3,487
	2008	$101.92	$45.55	2,356
	2009	$45.55	$62.67	2,310
	2010	$62.67	$66.89	1,943

VAB Equity	2001	$82.40	$74.62	787
	2002	$74.62	$59.98	787
	2003	$59.98	$85.64	798
	2004	$85.64	$95.24	740
	2005	$95.24	$99.95	749
	2006	$99.95	$105.46	757
	2007	$105.46	$98.16	623
	2008	$98.16	$43.87	636
	2009	$43.87	$60.36	653
	2010	$60.36	$64.43	254

Multiple Funded Combination Annuity (“TOP I”)

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA Equity Portfolio	2001	$64.47	$62.01	92,024	0
	2002	$62.01	$49.84	83,392	0
	2003	$49.84	$71.16	68,121	0
	2004	$71.16	$79.14	61,451	0
	2005	$79.14	$83.06	55,439	0
	2006	$83.06	$87.63	46,445	0
	2007	$87.63	$81.57	39,732	0
	2008	$81.57	$36.45	32,405	0
	2009	$36.45	$50.16	29,083	0
	2010	$50.16	$53.54	24,834	0

VAB Equity Portfolio	2001	$71.51	$64.76	0	9,481
	2002	$64.76	$52.05	0	7,635
	2003	$52.05	$74.32	0	7,102
	2004	$74.32	$82.65	0	6,657
	2005	$82.65	$86.74	0	6,088
	2006	$86.74	$91.52	0	5,417
	2007	$91.52	$85.19	0	3,416
	2008	$85.19	$38.07	0	2,847
	2009	$38.07	$52.38	0	2,388
	2010	$52.38	$55.91	0	2,330

VAA Money Market Portfolio	2001	$23.38	$23.96	16,138	0
	2002	$23.96	$23.98	9,936	0
	2003	$23.98	$23.85	9,193	0
	2004	$23.85	$23.78	7,798	0
	2005	$23.78	$24.16	5,113	0
	2006	$24.16	$24.99	3,368	0
	2007	$24.99	$25.89	3,682	0
	2008	$25.89	$26.01	19,709	0
	2009	$26.01	$25.67	6,731	0
	2010	$25.67	$25.35	5,083	0

Form V-4826	30

	0000000000	0000000000	0000000000	0000000000	0000000000
VAB Money Market Portfolio	2001	$23.40	$23.98	0	4,187
	2002	$23.98	$24.00	0	4,118
	2003	$24.00	$23.86	0	3,281
	2004	$23.86	$23.80	0	3,246
	2005	$23.80	$24.18	0	2,311
	2006	$24.18	$25.01	0	2,028
	2007	$25.01	$25.91	0	5,732
	2008	$25.91	$26.03	0	4,205
	2009	$26.03	$25.69	0	3,727
	2010	$25.69	$25.36	0	3,632

VAA Bond Portfolio	2001	$32.54	$34.89	8,407	0
	2002	$34.89	$37.50	7,642	0
	2003	$37.50	$40.97	7,320	0
	2004	$40.97	$42.91	6,923	0
	2005	$42.91	$42.62	6,131	0
	2006	$46.62	$44.03	5,259	0
	2007	$44.03	$45.17	4,847	0
	2008	$45.17	$39.56	3,854	0
	2009	$39.56	$47.32	3,494	0
	2010	$47.32	$42.01	9,462	0

VAB Bond Portfolio	2001	$35.52	$34.87	0	709
	2002	$34.87	$37.48	0	229
	2003	$37.48	$40.95	0	225
	2004	$40.95	$42.88	0	222
	2005	$42.88	$42.60	0	220
	2006	$42.60	$44.00	0	215
	2007	$44.00	$45.14	0	210
	2008	$45.14	$39.54	0	205
	2009	$39.54	$47.29	0	199
	2010	$47.29	$50.44	0	194

VAA Omni Portfolio	2001	$37.67	$32.39	55,327	0
	2002	$32.39	$24.73	44,935	0
	2003	$24.73	$30.88	35,929	0
	2004	$30.88	$32.72	31,922	0
	2005	$32.72	$35.43	25,224	0
	2006	$35.43	$39.71	22,695	0
	2007	$39.71	$42.03	18,665	0
	2008	$42.03	$28.49	13,735	0
	2009	$28.49	$37.52	11,676	0
	2010	$37.52	$42.01	9,462	0

VAB Omni Portfolio	2001	$37.61	$32.34	0	17,790
	2002	$32.34	$24.70	0	16,747
	2003	$24.70	$30.84	0	16,325
	2004	$30.84	$32.67	0	15,919
	2005	$32.67	$35.38	0	15,726
	2006	$35.38	$39.60	0	12,506
	2007	$39.60	$41.97	0	8,503
	2008	$41.97	$28.45	0	7,530
	2009	$28.45	$37.47	0	6,376
	2010	$37.47	$41.95	0	5,734

International Portfolio	2001	$22.02	$15.34	41,535	6,004
	2002	$15.34	$12.04	37,403	5,018
	2003	$12.04	$15.79	33,316	4,425
	2004	$15.79	$17.64	30,030	4,193
	2005	$17.64	$19.09	21,559	3,487

Form V-4826	31

	0000000000	0000000000	0000000000	0000000000	0000000000
	2006	$19.09	$22.52	19,796	3,297
	2007	$22.52	$24.37	14,771	1,612
	2008	$24.37	$13.00	9,260	1,084
	2009	$13.00	$17.77	9,131	666
	2010	$17.77	$20.52	7,169	659

Capital Appreciation Portfolio	2001	$21.28	$23.09	15,753	1,319
	2002	$23.09	$18.24	14,507	944
	2003	$18.24	$23.73	10,658	796
	2004	$23.73	$26.40	9,412	659
	2005	$26.40	$27.49	6,683	506
	2006	$27.49	$31.64	5,166	256
	2007	$31.64	$32.49	5,104	91
	2008	$32.49	$19.60	3,078	52
	2009	$19.60	$27.70	2,827	46
	2010	$27.70	$32.05	2,785	28

Millennium Portfolio	2001	$29.89	$24.14	29,355	1,252
	2002	$24.14	$16.06	27,567	1,299
	2003	$16.06	$21.87	21,084	1,688
	2004	$21.87	$23.99	16,110	1,670
	2005	$23.99	$23.73	9,070	1,578
	2006	$23.73	$25.21	7,332	1,192
	2007	$25.21	$31.42	5,570	463
	2008	$31.42	$17.86	5,039	261
	2009	$17.86	$21.34	3,587	162
	2010	$21.34	$26.24	3,509	164

International Small-Mid Company Portfolio	2001	$18.06	$12.63	1,074	23
	2002	$12.63	$10.62	2,198	23
	2003	$10.62	$16.17	4,373	22
	2004	$16.17	$19.33	2,137	22
	2005	$19.33	$24.67	6,104	181
	2006	$24.67	$30.83	4,252	158
	2007	$30.83	$35.82	4,833	158
	2008	$35.82	$17.25	969	158
	2009	$17.25	$24.92	923	157
	2010	$24.92	$29.52	722	157

Small Cap Growth Portfolio	2001	$11.61	$6.95	5,020	615
	2002	$6.95	$4.87	3,365	614
	2003	$4.87	$7.00	13,349	614
	2004	$7.00	$7.72	1,864	1,440
	2005	$7.72	$8.13	4,190	1,438
	2006	$8.13	$10.10	3,805	612
	2007	$10.10	$11.45	3,861	469
	2008	$11.45	$5.93	3,697	252
	2009	$5.93	$8.84	3,686	252
	2010	$8.84	$11.36	3,675	252

Mid Cap Opportunity Portfolio	2001	$11.97	$10.30	16,457	1,699
	2002	$10.30	$7.58	18,199	1,812
	2003	$7.58	$10.97	7,168	1,817
	2004	$10.97	$12.32	7,847	1,799
	2005	$12.32	$13.40	6,768	1,796
	2006	$13.40	$14.54	4,051	1,798
	2007	$14.54	$16.94	4,075	104
	2008	$16.94	$8.16	2,317	108
	2009	$8.16	$11.35	2,338	113
	2010	$11.35	$13.43	2,272	117

Form V-4826	32

	0000000000	0000000000	0000000000	0000000000	0000000000
Capital Growth Portfolio	2001	$10.39	$8.78	3,639	0
	2002	$8.78	$5.03	4,269	0
	2003	$5.03	$6.97	3,201	0
	2004	$6.97	$8.25	3,935	0
	2005	$8.25	$8.38	1,564	0
	2006	$8.38	$9.95	1,142	0
	2007	$9.95	$10.94	1,122	0
	2008	$10.94	$6.89	848	0
	2009	$6.89	$9.22	828	0
	2010	$9.22	$12.44	827	0

S&P 500® Index Portfolio	2001	$9.91	$8.50	13,014	6,417
	2002	$8.50	$6.50	18,843	6,415
	2003	$6.50	$8.22	10,513	7,097
	2004	$8.22	$8.97	13,918	6,239
	2005	$8.97	$9.27	11,960	5,641
	2006	$9.27	$10.57	7,298	4,770
	2007	$10.57	$10.99	7,126	3,903
	2008	$10.99	$6.81	415	2,436
	2009	$6.81	$8.48	411	2,268
	2010	$8.48	$9.60	243	1,942

Strategic Value Portfolio	2001	$10.36	$9.81	1,544	1,049
	2002	$9.81	$7.82	1,543	1,049
	2003	$7.82	$9.79	1,543	1,049
	2004	$9.79	$10.61	1,542	1,048
	2005	$10.61	$10.99	1,542	1,048
	2006	$10.99	$12.65	1,542	1,048
	2007	$12.65	$11.42	1,541	1,047
	2008	$11.42	$8.10	0	0
	2009	$8.10	$8.94	0	0
	2010	$8.94	$9.90	0	0

Aggressive Growth Portfolio	2001	$9.34	$6.30	423	0
	2002	$6.30	$4.49	422	0
	2003	$4.49	$5.84	422	0
	2004	$5.84	$6.29	422	0
	2005	$6.29	$7.05	0	0
	2006	$7.05	$7.38	0	0
	2007	$7.38	$9.46	6,173	0
	2008	$9.46	$5.27	0	0
	2009	$5.27	$7.43	0	0
	2010	$7.43	$8.08	0	0

Nasdaq-100® Index Portfolio	2001	$6.04	$4.03	10,989	0
	2002	$4.03	$2.50	18,145	0
	2003	$2.50	$3.65	17,203	0
	2004	$3.65	$3.97	3,327	0
	2005	$3.97	$3.99	945	0
	2006	$3.99	$4.20	943	0
	2007	$4.20	$4.93	940	0
	2008	$4.93	$2.83	937	0
	2009	$2.83	$4.30	934	0
	2010	$4.30	$5.08	931	0

High Income Bond Portfolio	2002	$10.00	$10.02	2,413	184
	2003	$10.02	$12.17	2,432	190
	2004	$12.17	$13.32	1,470	160

Form V-4826	33

	0000000000	0000000000	0000000000	0000000000	0000000000
	2005	$13.32	$13.57	3,303	155
	2006	$13.57	$14.79	2,867	160
	2007	$14.79	$11.42	1,541	165
	2008	$11.42	$11.19	2,064	170
	2009	$11.19	$16.51	2,063	175
	2010	$16.51	$18.63	2,063	178

Bristol Portfolio	2005	$10.00	$10.32	308	0
	2006	$10.32	$11.89	927	0
	2007	$11.89	$12.67	949	0
	2008	$12.67	$7.45	15	0
	2009	$7.45	$10.01	45	0
	2010	$10.01	$11.20	0	0

Bryton Growth Portfolio	2007	$12.04	$13.08	0	0
	2008	$13.08	$7.82	16	0
	2009	$7.82	$10.50	16	0
	2010	$10.50	$12.89	16	0

Balanced Portfolio	2007	$11.41	$12.67	0	1,577
	2008	$12.67	$9.16	0	0
	2009	$9.16	$11.31	0	0
	2010	$11.31	$12.06	0	0

U.S. Equity Portfolio	2007	$10.94	$12.25	0	0
	2008	$12.25	$6.30	0	0
	2009	$6.30	$7.27	0	0
	2010	$7.27	$8.08	0	0

Income Opportunity Portfolio	2007	$10.54	$11.22	0	0
	2008	$11.22	$8.85	0	0
	2009	$8.85	$9.90	0	0
	2010	$9.90	$10.49	0	0

Target VIP Portfolio	2007	$11.09	$11.96	0	0
	2008	$11.96	$6.75	0	0
	2009	$6.75	$7.66	0	0
	2010	$7.66	$9.05	0	0

Target Equity/Income Portfolio	2007	$10.94	$11.95	5,299	0
	2008	$11.95	$6.49	5,694	0
	2009	$6.49	$7.21	6,165	0
	2010	$7.21	$8.79	6,695	0

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	0	0
	2009	$6.03	$8.49	0	0
	2010	$8.49	$9.47	0	0

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2008	$12.19	$6.21	0	0
	2009	$6.21	$8.38	0	0
	2010	$8.38	$9.11	0	0

Form V-4826	34

	0000000000	0000000000	0000000000	0000000000	0000000000
Calvert Variable Series, Inc.
Social Equity Portfolio	2005	$10.00	$7.50	0	1,050
	2006	$7.50	$8.17	0	1,049
	2007	$8.17	$8.88	0	1,049
	2008	$8.88	$5.64	0	1,049
	2009	$5.64	$7.49	0	1,048
	2010	$7.49	$8.69	0	1,048

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.31	$8.55	0	0
	2009	$8.55	$10.34	0	0
	2010	$10.34	$11.77	0	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	0	0
	2010	$8.02	$9.34	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2001	$9.24	$8.00	4,044	0
	2002	$8.00	$7.16	4,584	0
	2003	$7.16	$9.07	7,770	0
	2004	$9.07	$10.33	6,505	0
	2005	$10.33	$11.92	13,160	251
	2006	$11.92	$13.14	12,104	251
	2007	$13.14	$15.25	11,506	250
	2008	$15.25	$8.64	6,495	250
	2009	$8.64	$11.58	7,242	249
	2010	$11.58	$13.39	7,470	249

VIP Mid Cap Portfolio	2001	$11.17	$10.66	1,489	0
	2002	$10.66	$9.48	5,173	0
	2003	$9.48	$12.97	8,320	0
	2004	$12.97	$15.99	6,642	0
	2005	$15.99	$18.67	10,004	0
	2006	$18.67	$20.76	8,511	0
	2007	$20.76	$23.68	8,487	0
	2008	$23.68	$14.14	5,494	0
	2009	$14.14	$19.55	5,105	0
	2010	$19.55	$24.86	5,233	0

VIP Growth Portfolio	2001	$8.47	$6.88	12,332	0
	2002	$6.88	$4.74	13,980	0
	2003	$4.74	$6.22	10,525	1,228
	2004	$6.22	$6.34	11,489	1,181
	2005	$6.34	$6.62	6,227	1,174
	2006	$6.62	$6.98	6,185	277
	2007	$6.98	$8.74	5,963	287
	2008	$8.74	$4.56	5,482	298
	2009	$4.56	$5.77	5,021	314
	2010	$5.77	$7.07	4,649	326

VIP Equity-Income Portfolio	2007	$10.94	$12.30	1,383	960
	2008	$12.30	$6.96	0	0
	2009	$6.96	$8.94	0	0
	2010	$8.94	$10.16	0	0

Form V-4826	35

	0000000000	0000000000	0000000000	0000000000	0000000000
VIP Real Estate Portfolio	2008	$10.00	$5.30	0	0
	2009	$5.30	$7.20	0	0
	2010	$7.20	$9.26	282	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2007	$11.77	$12.08	903	0
	2008	$12.08	$8.40	618	0
	2009	$8.40	$11.27	589	0
	2010	$11.27	$12.56	601	0

Franklin Flex Cap Growth Securities Fund	2007	$10.81	$12.22	0	0
	2008	$12.22	$7.82	0	0
	2009	$7.82	$10.28	0	0
	2010	$10.28	$11.82	0	0

Templeton Foreign Securities Fund	2007	$12.54	$14.32	853	0
	2008	$14.32	$8.44	407	0
	2009	$8.44	$11.44	392	0
	2010	$11.44	$12.27	392	0

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.62	0	0
	2009	$6.62	$8.51	0	0
	2010	$8.51	$9.28	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2001	$9.90	$8.88	1,419	0
	2002	$8.88	$7.79	1,418	0
	2003	$7.79	$9.58	1,417	0
	2004	$9.58	$11.25	5,276	0
	2005	$11.25	$11.57	2,285	0
	2006	$11.57	$14.03	1,532	0
	2007	$14.03	$14.09	1,522	0
	2008	$14.09	$9.12	334	0
	2009	$9.12	$10.68	325	0
	2010	$10.68	$11.74	317	0

Goldman Sachs Structured U.S. Equity Fund	2001	$9.97	$8.51	83	0
	2002	$8.51	$6.57	0	0
	2003	$6.57	$8.42	0	0
	2004	$8.42	$9.57	1,395	0
	2005	$9.57	$10.08	0	0
	2006	$10.08	$11.26	0	0
	2007	$11.26	$10.95	0	0
	2008	$10.95	$6.82	0	0
	2009	$6.82	$8.18	0	0
	2010	$8.18	$9.13	0	0

Form V-4826	36

	0000000000	0000000000	0000000000	0000000000	0000000000
Goldman Sachs Strategic Growth Fund	2001	$10.18	$8.61	106	0
	2002	$8.61	$6.44	89	0
	2003	$6.44	$7.88	73	0
	2004	$7.88	$8.51	58	0
	2005	$8.51	$8.66	49	0
	2006	$8.66	$9.30	0	0
	2007	$9.30	$10.13	0	0
	2008	$10.13	$5.84	0	0
	2009	$5.84	$8.53	0	0
	2010	$8.53	$9.34	0	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	1,233	0
	2010	$11.88	$12.77	1,431	0

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	1,206	0
	2010	$13.58	$15.73	1,205	0

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	0	0
	2010	$12.91	$14.40	0	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2001	$9.85	$7.33	17,297	1,602
	2002	$7.33	$5.33	9,833	1,602
	2003	$5.33	$6.95	7,382	1,601
	2004	$6.95	$7.18	5,953	1,366
	2005	$7.18	$7.41	4,648	1,201
	2006	$7.41	$8.16	3,663	1,150
	2007	$8.16	$9.29	3,545	1,038
	2008	$9.29	$5.54	2,510	881
	2009	$5.54	$7.47	2,341	749
	2010	$7.47	$8.46	2,317	610

Worldwide Portfolio	2001	$11.03	$8.46	27,965	2,674
	2002	$8.46	$6.24	23,137	2,104
	2003	$6.24	$7.65	14,297	2,103
	2004	$7.65	$7.93	14,579	1,730
	2005	$7.93	$8.30	9,299	1,729
	2006	$8.30	$9.70	6,473	1,728
	2007	$9.70	$10.52	5,912	220
	2008	$10.52	$5.76	3,829	219
	2009	$5.76	$7.84	3,609	0
	2010	$7.84	$8.99	3,436	0

Balanced Portfolio	2001	$10.66	$10.05	23,511	7,959
	2002	$10.05	$9.30	30,791	7,846
	2003	$9.30	$10.49	22,397	7,848
	2004	$10.49	$11.26	19,532	8,062
	2005	$11.26	$12.03	15,867	7,472
	2006	$12.03	$13.17	10,425	7,474
	2007	$13.17	$14.40	9,529	1,274
	2008	$14.40	$11.98	4,836	1,277
	2009	$11.98	$14.92	5,331	1,281
	2010	$14.92	$16.00	5,602	1,284

Form V-4826	37

	0000000000	0000000000	0000000000	0000000000	0000000000
Janus Aspen Series (Service Shares)
Overseas Portfolio	2005	$10.00	$10.94	730	0
	2006	$10.94	$15.87	10,899	0
	2007	$15.87	$20.09	11,812	0
	2008	$20.09	$9.49	513	0
	2009	$9.49	$16.81	3,659	0
	2010	$16.81	$20.79	2,905	0

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2007	$11.98	$12.14	519	990
	2008	$12.14	$8.02	0	0
	2009	$8.02	$10.04	0	0
	2010	$10.04	$12.26	0	0

J.P.Morgan Insurance Trust Small Cap Core Portfolio	2007	$11.61	$10.83	0	0
	2008	$10.83	$7.29	0	0
	2009	$7.29	$8.84	0	0
	2010	$8.84	$11.11	0	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2001	$12.62	$14.80	5,795	0
	2002	$14.80	$12.06	2,760	178
	2003	$12.06	$16.36	614	177
	2004	$16.36	$18.59	2,062	903
	2005	$18.59	$19.13	1,350	902
	2006	$19.13	$21.96	1,424	175
	2007	$21.96	$20.15	1,128	174
	2008	$20.15	$12.66	288	0
	2009	$12.66	$19.12	277	0
	2010	$19.12	$23.40	266	0

Lazard Retirement Emerging Markets Equity Portfolio	2002	$8.36	$8.14	1,492	0
	2003	$8.14	$12.32	0	0
	2004	$12.32	$15.91	2,677	0
	2005	$15.91	$22.15	7,746	0
	2006	$22.15	$28.48	2,956	442
	2007	$28.48	$37.55	4,644	510
	2008	$37.55	$19.04	538	141
	2009	$19.04	$31.99	1,000	501
	2010	$31.99	$38.82	1058	501

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.91	$11.67	0	0
	2008	$11.67	$7.47	0	0
	2009	$7.47	$9.37	0	0
	2010	$9.37	$10.46	0	0

Form V-4826	38

	0000000000	0000000000	0000000000	0000000000	0000000000
Lazard Retirement International Equity Portfolio	2007	$12.64	$13.85	0	0
	2008	$13.85	$8.63	0	0
	2009	$8.63	$10.37	0	0
	2010	$10.37	$10.94	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2008	$11.93	$7.48	0	0
	2009	$7.48	$9.57	0	0
	2010	$9.57	$11.04	0	0

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2008	$12.34	$7.86	0	0
	2009	$7.86	$9.67	0	0
	2010	$9.67	$10.47	0	0

MFS® Variable Insurance Trust
MFS® New Discovery Series	2007	$11.61	$11.74	0	0
	2008	$11.74	$7.02	0	0
	2009	$7.02	$11.32	0	0
	2010	$11.32	$15.22	0	0

MFS® Investors Growth Series	2007	$10.88	$11.94	0	0
	2008	$11.94	$7.44	0	0
	2009	$7.44	$10.24	0	0
	2010	$10.24	$11.36	0	0

MFS® Mid Cap Growth Series	2007	$10.37	$11.24	0	0
	2008	$11.24	$5.38	0	0
	2009	$5.38	$7.52	0	0
	2010	$7.52	$9.61	0	0

MFS® Total Return Series	2007	$11.22	$11.54	0	524
	2008	$11.54	$8.87	0	0
	2009	$8.87	$10.32	0	0
	2010	$10.32	$11.19	620	0

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2008	$10.39	$5.56	0	0
	2009	$5.56	$8.03	0	0
	2010	$8.03	$10.01	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2007	$10.04	$10.99	367	0
	2008	$10.99	$10.10	0	514
	2009	$10.10	$11.83	0	512
	2010	$11.83	$12.65	19	511

Form V-4826	39

	0000000000	0000000000	0000000000	0000000000	0000000000
Total Return Portfolio	2007	$10.42	$11.21	133	0
	2008	$11.21	$11.62	0	0
	2009	$11.62	$13.11	454	0
	2010	$13.11	$11.19	620	511

Global Bond Portfolio (Unhedged)	2007	$10.34	$11.23	0	0
	2008	$11.23	$11.01	330	487
	2009	$11.01	$12.73	316	485
	2010	$12.73	$14.06	299	484

CommodityRealReturn® Strategy Portfolio	2009		$13.38	449	0
	2010	$13.38	$16.48	723	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2005	$10.00	$10.32	1,535	0
	2006	$10.32	$11.80	3,239	0
	2007	$11.80	$11.42	4,554	0
	2008	$11.42	$8.23	993	0
	2009	$8.23	$11.00	1,087	0
	2010	$11.00	$13.11	1,349	0

Micro-Cap Portfolio	2007	$12.59	$12.95	0	0
	2008	$12.95	$7.26	993	0
	2009	$7.26	$11.35	17	0
	2010	$11.35	$14.60	17	0

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2001	$12.97	$14.09	365	0
	2002	$14.09	$13.83	1,779	0
	2003	$13.83	$18.81	1,089	0
	2004	$18.81	$25.31	7,435	0
	2005	$25.31	$29.39	2,072	0
	2006	$29.39	$40.13	3,701	0
	2007	$40.13	$32.91	1,405	0
	2008	$32.91	$20.22	1,239	0
	2009	$20.22	$25.67	1,238	0
	2010	$25.67	$32.99	1,237	0

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2008	$10.80	$9.57	0	0
	2009	$9.57	$10.35	0	0
	2010	$10.35	$10.94	0	0

Morgan Stanley UIF Growth Portfolio	2008	$12.34	$6.18	0	0
	2009	$6.18	$10.10	0	0
	2010	$10.10	$12.25	0	0

Form V-4826	40

	0000000000	0000000000	0000000000	0000000000	0000000000
Wells Fargo Advantage FundsSM Variable Trust

VT Opportunity Fund	2001	$11.77	$11.21	8,307	337
	2002	$11.21	$8.11	4,467	336
	2003	$8.11	$10.99	3,670	1,110
	2004	$10.99	$12.85	3,842	1,110
	2005	$12.85	$13.72	3,214	1,110
	2006	$13.72	$15.22	1,836	336
	2007	$15.22	$16.06	1,350	287
	2008	$16.06	$9.51	292	213
	2009	$9.51	$13.90	291	212
	2010	$13.90	$17.02	291	128

Investar Vision and Top Spectrum Flexible Payment Variable Annuity

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2001	$11.73	$12.00	70,835
	2002	$12.00	$12.00	49,201
	2003	$12.00	$11.93	29,942
	2004	$11.93	$11.88	253,390
	2005	$11.88	$12.06	149,232
	2006	$12.06	$12.46	114,065
	2007	$12.46	$12.90	68,778
	2008	$12.90	$12.94	50,589
	2009	$12.94	$12.76	41,875
	2010	$12.76	$12.59	31,182

Equity Portfolio	2001	$13.16	$11.88	226,355
	2002	$11.88	$9.52	158,025
	2003	$9.52	$13.56	142,254
	2004	$13.56	$15.03	137,163
	2005	$15.03	$15.73	101,320
	2006	$15.73	$16.55	58,657
	2007	$16.55	$15.36	41,716
	2008	$15.36	$6.84	30,477
	2009	$6.84	$9.39	23,936
	2010	$9.39	$9.99	21,776

Bond Portfolio	2001	$11.60	$12.40	69,466
	2002	$12.40	$13.28	81,359
	2003	$13.28	$14.47	74,590
	2004	$14.47	$15.11	62,994
	2005	$15.11	$14.96	50,332
	2006	$14.96	$15.41	38,047
	2007	$15.41	$15.77	20,500
	2008	$15.77	$13.77	9,783
	2009	$13.77	$16.42	9,439
	2010	$16.42	$17.46	6,259

Omni Portfolio	2001	$11.04	$9.46	179,388
	2002	$9.46	$7.21	121,552
	2003	$7.21	$8.97	114,672
	2004	$8.97	$9.47	89,833
	2005	$9.47	$10.23	62,008
	2006	$10.23	$11.43	41,259
	2007	$11.43	$12.06	27,967
	2008	$12.06	$8.15	19,400
	2009	$8.15	$10.70	16,240
	2010	$10.70	$11.95	13,850

Form V-4826	41

	000000000	000000000	000000000	000000000
S&P 500® Index Portfolio	2001	$12.64	$10.81	261,808
	2002	$10.81	$8.24	189,257
	2003	$8.24	$10.39	160,544
	2004	$10.39	$11.31	131,066
	2005	$11.31	$11.65	102,279
	2006	$11.65	$13.25	67,923
	2007	$13.25	$13.72	42,457
	2008	$13.72	$8.49	33,273
	2009	$8.49	$10.53	28,053
	2010	$10.53	$11.89	18,262

International Portfolio	2001	$13.13	$9.12	65,664
	2002	$9.12	$7.13	50,787
	2003	$7.13	$9.33	50,496
	2004	$9.33	$10.39	44,121
	2005	$10.39	$11.22	37,720
	2006	$11.22	$13.19	27,810
	2007	$13.19	$14.23	13,542
	2008	$14.23	$7.57	11,303
	2009	$7.57	$10.32	10,035
	2010	$10.32	$11.88	5,954

International Small-Mid Company Portfolio	2001	$15.94	$11.11	28,137
	2002	$11.11	$9.31	24,648
	2003	$9.31	$14.14	25,391
	2004	$14.14	$16.85	23,943
	2005	$16.85	$21.44	22,876
	2006	$21.44	$26.72	19,823
	2007	$26.72	$30.95	8,696
	2008	$30.95	$14.86	8,163
	2009	$14.86	$21.41	7,513
	2010	$21.41	$25.28	5,237

Capital Appreciation Portfolio	2001	$16.16	$17.49	123,301
	2002	$17.49	$13.77	92,584
	2003	$13.77	$17.86	81,920
	2004	$17.86	$19.82	65,541
	2005	$19.82	$20.57	47,804
	2006	$20.57	$23.61	34,030
	2007	$23.61	$24.17	21,920
	2008	$24.17	$14.54	15,501
	2009	$14.54	$20.48	12,258
	2010	$20.48	$23.63	9,613

Mid Cap Opportunity Portfolio	2001	$13.45	$11.54	5,613
	2002	$11.54	$8.47	3,301
	2003	$8.47	$12.22	4,665
	2004	$12.22	$13.68	2,983
	2005	$13.68	$14.84	4,178
	2006	$14.84	$16.05	872
	2007	$16.05	$18.65	581
	2008	$18.65	$8.96	807
	2009	$8.96	$12.42	631
	2010	$12.42	$14.65	594

Form V-4826	42

	000000000	000000000	000000000	000000000
Capital Growth Portfolio	2001	$22.58	$19.01	4,784
	2002	$19.01	$10.86	2,916
	2003	$10.86	$15.01	2,472
	2004	$15.01	$17.72	2,536
	2005	$17.72	$17.93	1,524
	2006	$17.93	$21.25	2,499
	2007	$21.25	$23.30	594
	2008	$23.30	$14.62	557
	2009	$14.62	$19.51	514
	2010	$19.51	$26.25	353

High Income Bond Portfolio	2002	$9.36	$9.61	499
	2003	$9.61	$11.64	4,544
	2004	$11.64	$12.70	5,873
	2005	$12.70	$12.90	5,409
	2006	$12.90	$14.01	2,975
	2007	$14.01	$14.30	1,993
	2008	$14.30	$10.54	1,789
	2009	$10.54	$15.51	1,335
	2010	$15.51	$17.45	771

Strategic Value Portfolio	2001	$10.57	$9.98	198
	2002	$9.98	$7.93	198
	2003	$7.93	$9.90	5,708
	2004	$9.90	$10.70	5,708
	2005	$10.70	$11.05	1,769
	2006	$11.05	$12.68	100
	2007	$12.68	$11.41	650
	2008	$11.41	$8.07	3,257
	2009	$8.07	$8.88	366
	2010	$8.88	$9.80	366

Millennium Portfolio	2001	$21.10	$16.99	129,693
	2002	$16.99	$11.27	94,937
	2003	$11.27	$15.30	79,920
	2004	$15.30	$16.74	59,278
	2005	$16.74	$16.51	42,489
	2006	$16.51	$17.48	28,776
	2007	$17.48	$21.72	22,068
	2008	$21.72	$12.31	18,323
	2009	$12.31	$14.67	15,835
	2010	$14.67	$17.98	10,622

Aggressive Growth Portfolio	2001	$8.86	$5.96	67,253
	2002	$5.96	$4.24	45,864
	2003	$4.24	$5.49	32,512
	2004	$5.49	$5.90	25,931
	2005	$5.90	$6.59	19,393
	2006	$6.59	$6.88	18,438
	2007	$6.88	$8.79	15,976
	2008	$8.79	$4.88	14,651
	2009	$4.88	$6.86	8,910
	2010	$6.86	$7.44	6,836

Small Cap Growth Portfolio	2001	$11.57	$6.90	3,437
	2002	$6.90	$4.83	2,950
	2003	$4.83	$6.92	2,693
	2004	$6.92	$7.60	2,692
	2005	$7.60	$7.98	2,258
	2006	$7.98	$9.89	2,257
	2007	$9.89	$11.18	0
	2008	$11.18	$5.77	0
	2009	$5.77	$8.57	0
	2010	$8.57	$10.99	0

Form V-4826	43

	000000000	000000000	000000000	000000000
Nasdaq-100® Index Portfolio	2001	$6.03	$4.01	1,804
	2002	$4.01	$2.48	6,071
	2003	$2.48	$3.61	5,090
	2004	$3.61	$3.92	3,474
	2005	$3.92	$3.92	2,754
	2006	$3.92	$4.12	2,013
	2007	$4.12	$4.82	1,285
	2008	$4.82	$2.76	1,441
	2009	$2.76	$4.18	1,330
	2010	$4.18	$4.92	0

Bristol Portfolio	2006	$12.32	$11.84	2,837
	2007	$11.84	$12.59	3,071
	2008	$12.59	$7.38	3,092
	2009	$7.38	$9.88	3,047
	2010	$9.88	$11.03	2,200

Bryton Growth Portfolio	2006	$10.12	$11.99	33
	2007	$11.99	$13.00	33
	2008	$13.00	$7.75	0
	2009	$7.75	$10.37	0
	2010	$10.37	$12.69	0

Balanced Portfolio	2007	$11.37	$12.59	0
	2008	$12.59	$9.07	0
	2009	$9.07	$11.17	1,836
	2010	$11.17	$11.88	1,836

U.S. Equity Portfolio	2007	$10.90	$12.17	0
	2008	$12.17	$6.24	0
	2009	$6.24	$7.18	0
	2010	$7.18	$7.96	0

Income Opportunity Portfolio	2007	$10.51	$11.22	0
	2008	$11.22	$8.76	0
	2009	$8.76	$9.78	0
	2010	$9.78	$10.33	0

Target VIP Portfolio	2007	$11.05	$11.96	0
	2008	$11.96	$6.68	0
	2009	$6.68	$7.56	0
	2010	$7.56	$8.91	0

Target Equity/Income Portfolio	2007	$10.90	$11.87	0
	2008	$11.87	$6.43	0
	2009	$6.43	$7.12	0
	2010	$7.12	$8.66	0

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	0
	2010	$8.42	$9.37	0

Form V-4826	44

	000000000	000000000	000000000	000000000
AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2008	$12.13	$6.16	0
	2009	$6.16	$8.29	0
	2010	$8.29	$8.99	0

Calvert Variable Series, Inc.
Social Equity Portfolio	2007	$8.00	$8.67	246
	2008	$8.67	$5.49	245
	2009	$5.49	$7.27	243
	2010	$7.27	$8.41	242

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.23	$8.47	2,587
	2009	$8.47	$10.22	0
	2010	$10.22	$11.59	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	568
	2010	$7.98	$9.27	568

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2001	$9.22	$7.96	2,725
	2002	$7.96	$7.10	2,365
	2003	$7.10	$8.97	9,200
	2004	$8.97	$10.19	14,766
	2005	$10.19	$11.73	12,539
	2006	$11.73	$12.89	11,103
	2007	$12.89	$14.90	5,743
	2008	$14.90	$8.42	4,177
	2009	$8.42	$11.25	2,501
	2010	$11.25	$12.98	2,308

VIP Mid Cap Portfolio	2001	$11.15	$10.61	1,406
	2002	$10.61	$9.41	3,942
	2003	$9.41	$12.83	5,181
	2004	$12.83	$15.77	8,169
	2005	$15.77	$18.36	9,823
	2006	$18.36	$20.35	5,564
	2007	$20.35	$23.15	5,512
	2008	$23.15	$13.78	4,740
	2009	$13.78	$19.00	4,467
	2010	$19.00	$24.09	2,812

VIP Growth Portfolio	2001	$8.45	$6.85	5,871
	2002	$6.85	$4.71	5,217
	2003	$4.71	$6.15	9,718
	2004	$6.15	$6.26	17,382
	2005	$6.26	$6.51	20,540
	2006	$6.51	$6.84	16,778
	2007	$6.84	$8.55	6,289
	2008	$8.55	$4.44	2,966
	2009	$4.44	$5.60	1,260
	2010	$5.60	$6.85	1,119

Form V-4826	45

	000000000	000000000	000000000	000000000
Equity-Income Portfolio	2006	$10.11	$12.24	94
	2007	$12.24	$12.22	93
	2008	$12.22	$6.89	93
	2009	$6.89	$8.83	92
	2010	$8.83	$10.01	92

VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	0
	2010	$7.16	$9.19	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2006	$10.06	$11.73	3,555
	2007	$11.73	$12.00	931
	2008	$12.00	$8.32	929
	2009	$8.32	$11.13	0
	2010	$11.13	$12.37	0

Templeton Foreign Securities Fund	2006	$10.44	$12.49	1,016
	2007	$12.49	$14.23	1,121
	2008	$14.23	$8.36	1,064
	2009	$8.36	$11.30	839
	2010	$11.30	$12.09	868

Franklin Flex Cap Growth Securities Fund	2007	$10.77	$12.14	0
	2008	$12.14	$7.74	0
	2009	$7.74	$10.15	0
	2010	$10.15	$11.64	0

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.60	0
	2009	$6.60	$8.47	0
	2010	$8.47	$9.21	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Structured U.S. Equity Fund	2001	$11.13	$9.66	12,090
	2002	$9.66	$7.44	11,603
	2003	$7.44	$9.50	2,232
	2004	$9.50	$10.77	6
	2005	$10.77	$11.32	1,462
	2006	$11.32	$12.60	1,899
	2007	$12.60	$12.22	2,032
	2008	$12.22	$7.59	1,993
	2009	$7.59	$9.07	2,011
	2010	$9.07	$10.10	1,071

Form V-4826	46

	000000000	000000000	000000000	000000000
Goldman Sachs Strategic Growth Fund	2001	$13.18	$11.12	47,707
	2002	$11.12	$8.30	30,917
	2003	$8.30	$10.12	27,886
	2004	$10.12	$10.89	13,942
	2005	$10.89	$11.06	13,742
	2006	$11.06	$11.84	8,736
	2007	$11.84	$12.86	4,868
	2008	$12.86	$7.38	4,687
	2009	$7.38	$10.76	2,828
	2010	$10.76	$11.75	560

Goldman Sachs Large Cap Value Fund	2006	$11.71	$12.04	9,002
	2007	$12.04	$12.05	7,980
	2008	$12.05	$7.78	6,457
	2009	$7.78	$9.08	4,882
	2010	$9.08	$9.95	2,689

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2001	$13.83	$10.26	10,381
	2002	$10.26	$7.44	35,416
	2003	$7.44	$9.66	23,316
	2004	$9.66	$9.96	17,072
	2005	$9.96	$10.25	11,602
	2006	$10.25	$11.25	9,669
	2007	$11.25	$12.77	8,214
	2008	$12.77	$7.59	7,468
	2009	$7.59	$10.21	7,384
	2010	$10.21	$11.53	1,087

Worldwide Portfolio	2001	$13.90	$10.63	113,857
	2002	$10.63	$7.81	86,447
	2003	$7.81	$9.55	66,624
	2004	$9.55	$9.87	51,613
	2005	$9.87	$10.31	39,235
	2006	$10.31	$12.02	18,295
	2007	$12.02	$12.99	13,721
	2008	$12.99	$7.09	6,822
	2009	$7.09	$9.63	6,089
	2010	$9.63	$11.00	4,129

Balanced Portfolio	2001	$14.40	$13.54	360,910
	2002	$13.54	$12.49	291,172
	2003	$12.49	$14.05	244,365
	2004	$14.05	$15.04	189,347
	2005	$15.04	$16.01	135,505
	2006	$16.01	$17.48	88,148
	2007	$17.48	$19.06	57,739
	2008	$19.06	$15.82	38,776
	2009	$15.82	$19.64	29,380
	2010	$19.64	$20.99	17,822

Janus Aspen Series (Service Shares)
Overseas Portfolio	2006	$16.00	$15.81	1,573
	2007	$15.81	$19.96	616
	2008	$19.96	$9.40	461
	2009	$9.40	$16.61	1,050
	2010	$16.61	$20.48	93

Form V-4826	47

	000000000	000000000	000000000	000000000
J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2006	$15.12	$11.57	33
	2007	$11.57	$10.76	33
	2008	$10.76	$7.22	0
	2009	$7.22	$8.73	0
	2010	$8.73	$10.94	0

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2006	$18.27	$11.93	2,049
	2007	$11.93	$12.06	2,201
	2008	$12.06	$7.94	2,129
	2009	$7.94	$9.92	2,169
	2010	$9.92	$12.07	1,433

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	2002	$12.97	$10.53	3,908
	2003	$10.53	$14.25	2,895
	2004	$14.25	$16.15	4,166
	2005	$16.15	$16.56	5,290
	2006	$16.56	$18.96	2,424
	2007	$18.96	$17.35	411
	2008	$17.35	$10.87	316
	2009	$10.87	$16.36	295
	2010	$16.36	$19.97	279

Lazard Retirement Emerging Markets Equity Portfolio	2001	$8.14	$7.62	32,274
	2002	$7.62	$7.41	28,005
	2003	$7.41	$11.17	21,514
	2004	$11.17	$14.38	12,143
	2005	$14.38	$19.97	11,475
	2006	$19.97	$25.60	8,469
	2007	$25.60	$33.65	7,460
	2008	$33.65	$17.01	4,803
	2009	$17.01	$28.50	3,285
	2010	$28.50	$34.48	1,871

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.87	$11.60	0
	2008	$11.60	$7.40	0
	2009	$7.40	$9.26	0
	2010	$9.26	$10.30	0

Lazard Retirement International Equity Portfolio	2007	$12.60	$13.76	0
	2008	$13.76	$8.55	0
	2009	$8.55	$10.24	0
	2010	$10.24	$10.78	0

Form V-4826	48

	000000000	000000000	000000000	000000000
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2006	$10.20	$11.87	721
	2007	$11.87	$11.85	606
	2008	$11.85	$7.41	401
	2009	$7.41	$9.46	400
	2010	$9.46	$10.87	400

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2007	$11.35	$11.71	0
	2008	$11.71	$7.50	0
	2009	$7.50	$9.09	0
	2010	$9.09	$10.07	0

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2007	$11.96	$12.26	110
	2008	$12.26	$7.78	110
	2009	$7.78	$9.55	109
	2010	$9.55	$10.31	109

MFS® Variable Insurance Trust (Service Class)
MFS® Total Return Series	2002	$10.00	$10.18	4,080
	2003	$10.18	$11.64	8,712
	2004	$11.64	$12.75	28,501
	2005	$12.75	$12.90	36,869
	2006	$12.90	$14.21	27,199
	2007	$14.21	$14.56	25,460
	2008	$14.56	$11.15	20,472
	2009	$11.15	$12.95	17,870
	2010	$12.95	$14.00	15,787

MFS® New Discovery Series	2006	$11.32	$15.54	6,065
	2007	$15.54	$15.67	268
	2008	$15.67	$9.34	246
	2009	$9.34	$15.01	2,274
	2010	$15.01	$20.13	61

MFS® Investors Growth Series	2006	$10.41	$13.76	0
	2007	$13.76	$15.06	0
	2008	$15.06	$9.36	0
	2009	$9.36	$12.84	0
	2010	$12.84	$14.20	0

MFS® Mid Cap Growth Series	2006	$9.74	$15.46	1,023
	2007	$15.46	$16.70	983
	2008	$16.70	$7.97	766
	2009	$7.97	$11.10	742
	2010	$11.10	$14.15	722

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2008	$10.34	$5.51	0
	2009	$5.51	$7.94	0
	2010	$7.94	$9.87	0

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2002	$10.00	$10.66	1,781
	2003	$10.66	$11.45	5,612
	2004	$11.45	$12.29	6,996
	2005	$12.29	$12.38	7,103

Form V-4826	49

	000000000	000000000	000000000	000000000
	2006	$12.38	$12.30	7,567
	2007	$12.30	$13.42	5,607
	2008	$13.42	$12.30	5,019
	2009	$12.30	$14.36	5,512
	2010	$14.36	$15.31	2,074

Total Return Portfolio	2002	$10.00	$10.42	247
	2003	$10.42	$10.79	2,505
	2004	$10.79	$11.16	2,058
	2005	$11.16	$11.28	7,338
	2006	$11.28	$11.55	2,467
	2007	$11.55	$12.39	1,896
	2008	$12.39	$12.81	1,835
	2009	$12.81	$14.41	1,814
	2010	$14.41	$15.36	1,662

Global Bond Portfolio	2006	$12.31	$12.49	1,342
	2007	$12.49	$13.52	1,556
	2008	$13.52	$13.22	2,475
	2009	$13.22	$15.24	2,195
	2010	$15.24	$16.78	1,735

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2006	$17.02	$19.40	4,772
	2007	$19.40	$21.06	175
	2008	$21.06	$12.59	94
	2009	$12.59	$19.54	0
	2010	$19.54	$20.69	0

Jennison Portfolio	2007	$14.84	$16.32	0
	2008	$16.32	$10.05	0
	2009	$10.05	$14.13	0
	2010	$14.13	$15.53	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2006	$18.66	$11.76	898
	2007	$11.76	$11.35	522
	2008	$11.35	$8.15	2,498
	2009	$8.15	$10.86	153
	2010	$10.86	$12.91	152

Micro Cap Portfolio	2007	$12.54	$12.86	0
	2008	$12.86	$7.20	0
	2009	$7.20	$11.22	2,767
	2010	$11.22	$14.37	507

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2001	$11.08	$12.00	10,323
	2002	$12.00	$11.74	391
	2003	$11.74	$15.92	771
	2004	$15.92	$21.41	5,660
	2005	$21.41	$24.72	3,390
	2006	$24.72	$33.65	6,690
	2007	$33.65	$27.52	1,695
	2008	$27.52	$16.86	1,287
	2009	$16.86	$21.33	1,068
	2010	$21.33	$27.34	811

Form V-4826	50

	000000000	000000000	000000000	000000000
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income	2006	$12.26	$10.34	986
	2007	$10.34	$10.73	986
	2008	$10.73	$9.48	986
	2009	$9.48	$10.22	986
	2010	$10.22	$10.77	986

Morgan Stanley UIF Growth Portfolio	2008	$12.28	$6.13	0
	2009	$6.13	$9.99	2,608
	2010	$9.99	$12.08	0

Wells Fargo Advantage FundsSM Variable Trust
VT Small/Mid Cap Fund	2001	$18.13	$12.38	11,444
	2002	$12.38	$7.62	9,488
	2003	$7.62	$10.09	9,422
	2004	$10.09	$11.85	9,754
	2005	$11.85	$12.81	5,091
	2006	$12.81	$15.34	769
	2007	$15.34	$15.02	692
	2008	$15.02	$8.21	394
	2009	$8.21	$12.97	341
	2010	$12.97	$15.00	295

VT Opportunity Fund	2001	$13.35	$12.67	3,911
	2002	$12.67	$9.15	7,451
	2003	$9.15	$12.36	6,973
	2004	$12.36	$14.41	6,383
	2005	$14.41	$15.33	4,622
	2006	$15.33	$16.96	2,670
	2007	$16.96	$17.84	2,212
	2008	$17.84	$10.54	620
	2009	$10.54	$15.35	442
	2010	$15.35	$18.74	108

VT Discovery Fund	2001	$9.56	$9.82	2,201
	2002	$9.82	$7.44	0
	2003	$7.44	$10.16	0
	2004	$10.16	$11.70	0
	2005	$11.70	$13.44	2,057
	2006	$13.44	$14.49	3,222
	2007	$14.49	$17.48	2,541
	2008	$17.48	$9.59	1,106
	2009	$9.59	$13.27	540
	2010	$13.27	$17.74	540

Form V-4826	51

TOP TRADITION

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA Money Market Portfolio	2001	$20.88	$21.43	238,064	0
	2002	$21.43	$21.49	244,915	0
	2003	$21.49	$21.42	198,840	0
	2004	$21.42	$21.40	122,529	0
	2005	$21.40	$21.79	85,123	0
	2006	$21.79	$22.58	101,475	0
	2007	$22.58	$23.44	103,486	0
	2008	$23.44	$23.59	170,014	0
	2009	$23.59	$23.33	121,131	0
	2010	$23.33	$23.08	78,781	0

VAB Money Market Portfolio	2001	$21.05	$21.62	0	143,776
	2002	$21.62	$21.68	0	99,162
	2003	$21.68	$21.60	0	69,694
	2004	$21.60	$21.58	0	46,172
	2005	$21.58	$21.97	0	40430
	2006	$21.97	$22.77	0	38,685
	2007	$22.77	$23.64	0	96,754
	2008	$23.64	$23.79	0	85,475
	2009	$23.79	$23.53	0	40,720
	2010	$23.53	$23.28	0	31,291

VAA Equity Portfolio	2001	$58.92	$53.36	987,197	0
	2002	$53.36	$42.89	847,700	0
	2003	$42.89	$61.24	780,609	0
	2004	$61.24	$68.10	693,379	0
	2005	$68.10	$71.48	600,566	0
	2006	$71.48	$75.41	500,404	0
	2007	$75.41	$70.20	424,121	0
	2008	$70.20	$31.37	336,993	0
	2009	$31.37	$43.16	303,796	0
	2010	$43.16	$46.07	261,760	0

VAB Equity Portfolio	2001	$60.34	$54.65	0	430,401
	2002	$54.65	$43.92	0	335,950
	2003	$43.92	$62.71	0	295,374
	2004	$62.71	$69.74	0	262,643
	2005	$69.74	$73.20	0	220,294
	2006	$73.20	$77.23	0	189,547
	2007	$77.23	$71.88	0	153,336
	2008	$71.88	$32.12	0	114,877
	2009	$32.12	$44.20	0	98,436
	2010	$44.20	$47.18	0	86,279

VAA Bond Portfolio	2001	$29.43	$31.56	118,879	0
	2002	$31.56	$33.91	134,726	0
	2003	$33.91	$37.05	109,687	0
	2004	$37.05	$38.81	91,364	0
	2005	$38.81	$38.55	83,474	0
	2006	$38.55	$39.82	66,767	0
	2007	$39.82	$40.85	55,868	0
	2008	$40.85	$35.78	49,262	0
	2009	$35.78	$42.80	43,143	0
	2010	$42.80	$45.65	39,234	0

VAB Bond Portfolio	2001	$27.23	$29.20	0	98,552
	2002	$29.20	$31.38	0	97,963
	2003	$31.38	$34.29	0	82,203
	2004	$34.29	$35.91	0	62,858
	2005	$35.91	$35.67	0	57,202
	2006	$35.67	$36.85	0	61,515

Form V-4826	52

	0000000000	0000000000	0000000000	0000000000	0000000000
	2007	$36.85	$37.80	0	60,913
	2008	$37.80	$33.11	0	50,697
	2009	$33.11	$39.60	0	51,026
	2010	$39.60	$42.24	0	44,933

VAA Omni Portfolio	2001	$37.58	$32.31	716,682	0
	2002	$32.31	$24.68	594,964	0
	2003	$24.68	$30.81	517,789	0
	2004	$30.81	$32.64	444,510	0
	2005	$32.64	$35.35	372,611	0
	2006	$35.35	$39.62	309,347	0
	2007	$39.62	$41.93	271,907	0
	2008	$41.93	$28.42	231,895	0
	2009	$28.42	$37.44	200,688	0
	2010	$37.44	$41.91	173,334	0

VAB Omni Portfolio	2001	$37.38	$32.14	0	359,975
	2002	$32.14	$24.55	0	288,071
	2003	$24.55	$30.64	0	247,514
	2004	$30.64	$32.47	0	214,582
	2005	$32.47	$35.16	0	176,533
	2006	$35.16	$39.41	0	126,702
	2007	$39.41	$41.70	0	97,840
	2008	$41.70	$28.27	0	83,612
	2009	$28.27	$37.23	0	65,053
	2010	$37.23	$41.69	0	56,638

S&P 500® Index Portfolio	2001	$18.61	$15.95	1,203,210	485,469
	2002	$15.95	$12.21	1,062,848	413,646
	2003	$12.21	$15.44	986,495	341,395
	2004	$15.44	$16.81	865,003	310,573
	2005	$16.81	$17.40	722,817	258,743
	2006	$17.40	$19.85	557,596	220,650
	2007	$19.85	$20.62	486,895	187,212
	2008	$20.62	$12.79	404,391	145,119
	2009	$12.79	$15.92	378,156	125,278
	2010	$15.92	$18.02	328,417	109,229

International Portfolio	2001	$22.02	$15.34	1,077,389	577,856
	2002	$15.34	$12.04	933,614	473,133
	2003	$12.04	$15.79	823,762	383,253
	2004	$15.79	$17.64	706,998	292,781
	2005	$17.64	$19.09	616,609	255,683
	2006	$19.09	$22.52	544,620	212,159
	2007	$22.52	$24.37	456,421	172,432
	2008	$24.37	$13.00	384,246	153,597
	2009	$13.00	$17.77	351,063	132,849
	2010	$17.77	$20.52	308,026	110,056

International Small-Mid Company Portfolio	2001	$18.06	$12.63	148,637	109,586
	2002	$12.63	$10.62	134,150	90,154
	2003	$10.62	$16.17	131,050	86,116
	2004	$16.17	$19.33	116,939	67,429
	2005	$19.33	$24.67	116,404	68,292
	2006	$24.67	$30.83	106,511	58,981
	2007	$30.83	$35.82	111,787	47,679
	2008	$35.82	$17.25	87,580	30,104
	2009	$17.25	$24.92	74,813	28,550
	2010	$24.92	$29.52	65,502	21,784

Form V-4826	53

	0000000000	0000000000	0000000000	0000000000	0000000000
Capital Appreciation Portfolio	2001	$21.28	$23.09	506,990	311,695
	2002	$23.09	$28.24	468,721	300,763
	2003	$28.24	$23.73	418,784	233,847
	2004	$23.73	$26.40	352,542	188,749
	2005	$26.40	$27.49	297,867	152,120
	2006	$27.49	$31.64	231,561	128,979
	2007	$31.64	$32.49	198,291	104,030
	2008	$32.49	$19.60	159,404	80,864
	2009	$19.60	$27.70	146,541	70,378
	2010	$27.70	$32.05	122,844	53,887

Mid Cap Opportunity Portfolio	2001	$20.83	$17.93	694,773	321,519
	2002	$17.93	$13.19	616,115	284,594
	2003	$13.19	$19.09	582,520	243,025
	2004	$19.09	$21.45	504,442	211,731
	2005	$21.45	$23.33	419,408	163,347
	2006	$23.33	$25.30	322,989	129,429
	2007	$25.30	$29.50	275,030	97,322
	2008	$29.50	$14.21	232,618	68,280
	2009	$14.21	$19.76	208,625	56,317
	2010	$19.76	$23.38	183,858	41,605

Capital Growth Portfolio	2001	$10.39	$8.78	153,164	56,617
	2002	$8.78	$5.03	139,042	53,604
	2003	$5.03	$6.97	114,522	42,681
	2004	$6.97	$8.25	112,136	43,079
	2005	$8.25	$8.38	90,457	34,954
	2006	$8.38	$9.95	66,814	29,726
	2007	$9.95	$10.95	73,916	28,597
	2008	$10.95	$6.89	37,325	11,893
	2009	$6.89	$9.22	31,804	7,896
	2010	$9.22	$12.44	27,061	6,126

High Income Bond Portfolio	2001	$9.45	$9.75	20,599	4,375
	2002	$9.75	$10.02	27,079	18,792
	2003	$10.02	$12.17	36,128	15,768
	2004	$12.17	$13.23	31,474	13,543
	2005	$13.23	$13.57	41,596	15,778
	2006	$13.57	$14.79	47,931	17,979
	2007	$14.79	$15.14	50,464	16,440
	2008	$15.14	$11.19	41,093	11,749
	2009	$11.19	$16.51	36,499	11,668
	2010	$16.51	$18.63	28,127	10,512

Strategic Value Portfolio	2001	$10.36	$9.81	42,464	27,256
	2002	$9.81	$7.82	47,593	26,185
	2003	$7.82	$9.79	57,233	17,600
	2004	$9.79	$10.61	50,399	14,125
	2005	$10.61	$10.99	47,952	11,113
	2006	$10.99	$12.65	49,044	10,634
	2007	$12.65	$11.42	23,566	10,540
	2008	$11.42	$8.10	19,523	6,795
	2009	$8.10	$8.94	17,991	6,765
	2010	$8.94	$9.90	17,646	6,740

Millennium Portfolio	2001	$29.89	$24.14	679,746	243,056
	2002	$24.14	$16.06	605,966	204,134
	2003	$16.06	$21.87	541,497	173,031
	2004	$21.87	$23.99	442,116	147,640
	2005	$23.99	$23.73	350,949	117,776
	2006	$23.73	$25.21	283,025	96,206
	2007	$25.21	$31.42	234,127	61,399
	2008	$31.42	$17.86	205,671	56,682
	2009	$17.86	$21.34	179,195	46,951
	2010	$21.34	$26.24	155,323	40,836

Aggressive Growth Portfolio	2001	$9.34	$6.30	220,085	93,890
	2002	$6.30	$4.49	214,617	79,553
	2003	$4.49	$5.84	212,331	71,645
	2004	$5.84	$6.29	192,494	55,633
	2005	$6.29	$7.05	162,770	40,432
	2006	$7.05	$7.38	143,803	36,306
	2007	$7.38	$9.46	131,916	44,656
	2008	$9.46	$5.27	118,820	20,837
	2009	$5.27	$7.43	111,160	20,025
	2010	$7.43	$8.08	96,489	16,652

Form V-4826	54

	0000000000	0000000000	0000000000	0000000000	0000000000
Small Cap Growth Portfolio	2001	$17.20	$10.29	201,045	133,771
	2002	$10.29	$7.21	174,699	110,406
	2003	$7.21	$10.37	151,471	83,787
	2004	$10.37	$11.43	122,489	72,248
	2005	$11.43	$12.04	97,972	57,878
	2006	$12.04	$14.96	82,488	53,971
	2007	$14.96	$16.96	73,916	47,441
	2008	$16.96	$8.78	66,136	28,076
	2009	$8.78	$13.09	59,341	23,825
	2010	$13.09	$16.83	55,360	13,751

Nasdaq-100® Index Portfolio	2001	$6.05	$4.03	69,922	40,975
	2002	$4.03	$2.50	86,697	62,682
	2003	$2.50	$3.65	140,108	45,176
	2004	$3.65	$3.97	134,268	49,855
	2005	$3.97	$3.98	100,761	28,135
	2006	$3.98	$4.20	75,868	13,021
	2007	$4.20	$4.93	65,181	6,995
	2008	$4.93	$2.83	48,947	5,990
	2009	$2.83	$4.30	55,688	7,385
	2010	$4.30	$5.08	46,561	6,478

Bristol Portfolio	2002	$10.00	$7.84	2,114	0
	2003	$7.84	$10.27	6,755	518
	2004	$10.27	$11.04	6,694	0
	2005	$11.04	$12.23	8,423	0
	2006	$12.23	$14.09	7,636	0
	2007	$14.09	$15.01	21,322	1,902
	2008	$15.01	$8.83	15,108	1,870
	2009	$8.83	$11.86	16,562	0
	2010	$11.86	$13.27	16,554	0

Bryton Growth Portfolio	2002	$10.00	$6.83	3,554	3,132
	2003	$6.83	$9.16	13,953	1,867
	2004	$9.16	$9.74	9,643	314
	2005	$9.74	$10.05	7,262	198
	2006	$10.05	$11.61	5,945	198
	2007	$11.61	$12.61	6,031	869
	2008	$12.61	$7.54	4,078	830
	2009	$7.54	$10.13	15,662	830
	2010	$10.13	$12.43	14,816	1,147

Balanced Portfolio	2005	$10.00	$10.19	0	0
	2006	$10.19	$11.41	4,800	0
	2007	$11.41	$12.67	4,801	268
	2008	$12.67	$9.16	4,799	843
	2009	$9.16	$11.31	5,174	842
	2010	$11.31	$12.06	6,680	841

U.S. Equity Portfolio	2005	$10.00	$10.25	0	0
	2006	$10.25	$10.94	476	0
	2007	$10.94	$12.25	486	0
	2008	$12.25	$6.30	476	0
	2009	$6.30	$7.27	475	0
	2010	$7.27	$8.08	0	0

Income Opportunity Portfolio	2005	$10.00	$10.23	0	0
	2006	$10.23	$10.54	186	0
	2007	$10.54	$11.29	647	0
	2008	$11.29	$8.85	645	0
	2009	$8.85	$9.90	644	0
	2010	$9.90	$10.49	184	0

Target VIP Portfolio	2005	$10.00	$10.12	254	0
	2006	$10.12	$11.09	58	0
	2007	$11.09	$12.04	4,436	0
	2008	$12.04	$6.75	4,541	0
	2009	$6.75	$7.66	4,748	0
	2010	$7.66	$9.05	5,159	0

Form V-4826	55

	0000000000	0000000000	0000000000	0000000000	0000000000
Target Equity/Income Portfolio	2005	$10.00	$10.11	2,020	0
	2006	$10.11	$10.94	7,614	506
	2007	$10.94	$11.95	16,523	4,768
	2008	$11.95	$6.49	18,555	932
	2009	$6.49	$7.21	17,306	928
	2010	$7.21	$8.79	16,179	425

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	104	0
	2009	$6.03	$8.49	2,020	0
	2010	$8.49	$9.47	2,018	326

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2006	$10.00	$10.79	116	0
	2007	$10.79	$12.19	1,745	930
	2008	$12.19	$6.21	1,743	1,355
	2009	$6.21	$8.38	4,281	1,332
	2010	$8.38	$9.11	2,518	891

Calvert Variable Series, Inc.
Social Equity Portfolio	2003	$10.00	$6.69	19,291	7,851
	2004	$6.69	$7.09	18,932	7,820
	2005	$7.09	$7.34	17,644	4,949
	2006	$7.34	$7.99	16,038	4,789
	2007	$7.99	$8.69	15,967	4,506
	2008	$8.69	$5.52	15,745	4,433
	2009	$5.52	$7.33	12,353	4,261
	2010	$7.33	$8.50	10,402	3,237

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2003	$10.00	$11.71	1,874	617
	2004	$11.71	$12.14	2,964	560
	2005	$12.14	$12.51	3,560	511
	2006	$12.51	$14.37	3,747	950
	2007	$14.37	$15.19	3,349	950
	2008	$15.19	$10.56	5,259	466
	2009	$10.56	$12.77	3,379	292
	2010	$12.77	$14.53	2,329	291

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	11	0
	2010	$8.02	$9.34	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2001	$9.24	$8.00	20,366	11,459
	2002	$8.00	$7.16	41,001	32,449
	2003	$7.16	$9.07	85,522	39,984
	2004	$9.07	$10.33	47,010	75,024
	2005	$10.33	$11.92	234,958	101,489
	2006	$11.92	$13.14	284,381	111,346
	2007	$13.14	$15.25	282,418	104,030
	2008	$15.25	$8.64	268,258	72,882
	2009	$8.64	$11.58	236,802	53,350
	2010	$11.58	$13.39	183,385	35,762

VIP Mid Cap Portfolio	2001	$11.17	$10.66	59,049	52,867
	2002	$10.66	$9.48	130,804	81,151
	2003	$9.48	$12.97	142,617	79,182
	2004	$12.97	$15.99	149,737	81,286
	2005	$15.99	$18.67	171,224	82,170
	2006	$18.67	$20.76	174,221	86,619
	2007	$20.76	$23.68	142,016	76,364
	2008	$23.68	$14.14	122,437	53,294
	2009	$14.14	$19.55	109,176	47,857
	2010	$19.55	$24.86	94,179	38,582

VIP Growth Portfolio	2001	$8.47	$6.88	29,089	44,546
	2002	$6.88	$4.74	40,662	50,852
	2003	$4.74	$6.22	58,159	1,228
	2004	$6.22	$6.34	74,724	25,197
	2005	$6.34	$6.62	68,531	19,908
	2006	$6.62	$6.98	72,036	18,838
	2007	$6.98	$8.74	70,718	18,647
	2008	$8.74	$4.56	82,178	19,344
	2009	$4.56	$5.77	79,079	18,282
	2010	$5.77	$7.07	61,936	10,671

Equity-Income Portfolio	2006	$10.12	$12.28	26,219	17,778
	2007	$12.28	$12.30	46,011	960
	2008	$12.30	$6.95	27,087	4,228
	2009	$6.95	$8.94	22,804	3,245
	2010	$8.94	$10.16	13,988	3,010

VIP Real Estate Portfolio	2008	$10.00	$5.30	2,948	0
	2009	$5.30	$7.20	5,699	0
	2010	$7.20	$9.26	14,400	396

Form V-4826	56

	0000000000	0000000000	0000000000	0000000000	0000000000
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2005	$10.00	$10.06	2,505	0
	2006	$10.06	$11.77	49,185	15,448
	2007	$11.77	$12.08	81,540	16,446
	2008	$12.08	$8.40	83,092	17,432
	2009	$8.40	$11.27	70,874	14,693
	2010	$11.27	$12.56	60,044	11,716

Templeton Foreign Securities Fund	2005	$10.00	$10.44	2	0
	2006	$10.44	$12.54	6,970	4,632
	2007	$12.54	$14.32	15,830	7,295
	2008	$14.32	$8.44	13,755	0
	2009	$8.44	$11.44	22,769	3,493
	2010	$11.44	$12.27	21,650	2,973

Franklin Flex Cap Growth Securities Fund	2006	$10.39	$10.81	2,548	0
	2007	$10.81	$12.22	1,968	0
	2008	$12.22	$7.82	3,994	0
	2009	$7.82	$10.28	8,341	121
	2010	$10.28	$11.82	10,398	307

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.62	4,100	0
	2009	$6.62	$8.51	4,302	200
	2010	$8.51	$9.28	4,680	200

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2001	$9.90	$8.88	19,256	9,172
	2002	$8.88	$7.79	16,086	11,484
	2003	$7.79	$9.58	19,436	19,703
	2004	$9.58	$11.25	24,067	19,285
	2005	$11.25	$11.57	30,489	17,544
	2006	$11.57	$14.03	41,091	26,681
	2007	$14.03	$14.09	41,159	23,927
	2008	$14.09	$9.12	37,816	9,561
	2009	$9.12	$10.68	35,006	7,857
	2010	$10.68	$11.74	25,805	4,967

Goldman Sachs Structured U.S. Equity Fund	2001	$9.77	$8.51	11,782	5,966
	2002	$8.51	$6.57	14,974	8,119
	2003	$6.57	$8.42	18,201	6,668
	2004	$8.42	$9.57	21,559	6,673
	2005	$9.57	$10.08	17,758	5,700
	2006	$10.08	$11.26	16,827	6,279

Form V-4826	57

	0000000000	0000000000	0000000000	0000000000	0000000000
	2007	$11.26	$10.95	16,448	5,081
	2008	$10.95	$6.82	15,915	2,212
	2009	$6.82	$8.18	15,261	1,904
	2010	$8.18	$9.13	16,620	990

Goldman Sachs Strategic Growth Fund	2001	$10.18	$8.61	18,972	4,081
	2002	$8.61	$6.44	20,995	3,571
	2003	$6.44	$7.89	22,684	2,899
	2004	$7.89	$8.51	17,062	2,736
	2005	$8.51	$8.66	16,732	1,884
	2006	$8.66	$9.30	17,496	1,984
	2007	$9.30	$10.13	17,018	805
	2008	$10.13	$5.84	14,960	785
	2009	$5.84	$8.53	15,009	801
	2010	$8.53	$9.34	15,140	445

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	16,979	61
	2010	$11.88	$12.77	33,635	1,280

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	9,218	84
	2010	$13.58	$15.73	7,267	53

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	1,335	0
	2010	$12.91	$14.40	4,264	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2001	$9.85	$7.33	402,977	175,696
	2002	$7.33	$5.33	334,455	137,700
	2003	$5.33	$6.95	266,246	110,989
	2004	$6.95	$7.18	211,039	98,679
	2005	$7.18	$7.41	174,095	74,835
	2006	$7.41	$8.16	150,173	69,256
	2007	$8.16	$9.29	133,665	63,055
	2008	$9.29	$5.54	112,917	40,144
	2009	$5.54	$7.47	105,102	38,934
	2010	$7.47	$8.46	87,600	27,289

Worldwide Portfolio	2001	$11.03	$8.46	307,065	153,709
	2002	$8.46	$6.24	250,428	124,092
	2003	$6.24	$7.65	213,452	85,316
	2004	$7.65	$7.95	164,556	72,089
	2005	$7.95	$8.30	125,911	52,441
	2006	$8.30	$9.70	104,692	43,115
	2007	$9.70	$10.52	90,467	42,556
	2008	$10.52	$5.76	76,042	21,328
	2009	$5.76	$7.84	63,071	23,101
	2010	$7.84	$8.99	53,953	13,661

Balanced Portfolio	2001	$10.66	$10.05	326,327	118,926
	2002	$10.05	$9.30	325,549	108,572
	2003	$9.30	$10.49	303,570	107,943
	2004	$10.49	$11.26	260,603	95,185
	2005	$11.26	$12.02	222,441	64,570
	2006	$12.02	$13.17	194,791	57,926
	2007	$13.17	$14.40	167,224	46,632

Form V-4826	58

	0000000000	0000000000	0000000000	0000000000	0000000000
	2008	$14.40	$11.98	147,689	42,051
	2009	$11.98	$14.92	144,979	46,533
	2010	$14.92	$16.00	121,778	51,320

Janus Aspen Series (Service Shares)
Janus Portfolio	2001	$8.09	$6.01	62,090	43,180
	2002	$6.01	$4.36	74,617	33,865
	2003	$4.36	$5.67	58,463	13,641
	2004	$5.67	$5.84	62,889	4,244
	2005	$5.84	$6.07	56,229	4,413
	2006	$6.07	$6.60	57,146	4,951
	2007	$6.60	$7.50	56,117	5,090
	2008	$7.50	$4.46	55,202	4,335
	2009	$4.46	$6.00	45,659	4,769
	2010	$6.00	$6.78	39,988	4,420

Overseas Portfolio	2005	$20.94	$20.83	21,603	4,364
	2006	$20.83	$30.20	43,537	15,814
	2007	$30.20	$38.24	58,552	18,572
	2008	$38.24	$18.07	55,591	9,553
	2009	$18.07	$32.01	50,366	7,701
	2010	$32.01	$39.58	48,576	6,546

Worldwide Portfolio	2001	$8.00	$6.12	73,156	18,962
	2002	$6.12	$4.50	91,603	19,577
	2003	$4.50	$5.50	78,874	16,742
	2004	$5.50	$5.69	80,195	11,016
	2005	$5.69	$5.94	79,457	9,094
	2006	$5.94	$6.30	73,429	12,237
	2007	$6.30	$7.50	66,977	11,634
	2008	$7.50	$4.09	63,112	8,435
	2009	$4.09	$5.56	61,733	6,834
	2010	$5.56	$6.35	59,553	1,024

Balanced Portfolio	2001	$9.74	$9.16	45,265	25,268
	2002	$9.16	$8.46	74,427	29,285
	2003	$8.46	$9.51	87,012	33,700
	2004	$9.51	$10.19	85,175	14,579
	2005	$10.19	$10.85	86,840	13,219
	2006	$10.85	$11.85	86,356	13,644
	2007	$11.85	$12.93	89,362	13,665
	2008	$12.93	$10.73	84,251	20,203
	2009	$10.73	$13.33	76,944	17,529
	2010	$13.33	$14.26	72,382	21,652

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2002	$10.00	$8.67	5,552	0
	2003	$8.67	$11.66	6,664	5,574
	2004	$11.66	$14.66	14,340	8,376
	2005	$14.66	$15.00	11,271	6,963
	2006	$15.00	$17.06	9,414	8,173
	2007	$17.06	$15.92	6,853	3,324
	2008	$15.92	$10.71	6,251	77
	2009	$10.71	$12.98	5,895	77
	2010	$12.98	$16.33	5,581	76

Form V-4826	59

	0000000000	0000000000	0000000000	0000000000	0000000000

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2001	$10.00	$10.96	2,675	0
	2002	$10.96	$10.93	18,428	5,834
	2003	$10.93	$14.01	23,192	6,134
	2004	$14.01	$16.78	42,936	12,116
	2005	$16.78	$18.13	68,469	15,320
	2006	$18.13	$20.95	53,757	14,258
	2007	$20.95	$21.23	50,781	14,894
	2008	$21.23	$14.02	33,769	7,198
	2009	$14.02	$17.56	27,567	5,028
	2010	$17.56	$21.45	24,022	4,522

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2000	$10.54	$12.62	7,263	11,265
	2001	$12.62	$14.80	5,795	34,423
	2002	$14.80	$12.06	103,931	47,501
	2003	$12.06	$16.36	102,226	33,976
	2004	$16.36	$18.59	76,754	31,313
	2005	$18.59	$19.13	68,240	22,395
	2006	$19.13	$21.96	54,064	15,976
	2007	$21.96	$20.15	44,868	13,072
	2008	$20.15	$12.66	32,150	10,067
	2009	$12.66	$19.12	31,045	8,640
	2010	$19.12	$23.40	29,520	4,402

Lazard Retirement Emerging Markets Equity Portfolio	2001	$8.90	$8.36	12,483	6,276
	2002	$8.36	$8.14	31,520	12,594
	2003	$8.14	$12.32	28,285	12,694
	2004	$12.32	$15.91	32,890	11,218
	2005	$15.91	$22.16	55,759	18,878
	2006	$22.16	$28.48	67,867	16,254
	2007	$28.48	$37.55	76,326	19,411
	2008	$37.55	$19.04	64,376	10,241
	2009	$19.04	$31.99	59,552	9,108
	2010	$31.99	$38.82	54,586	8,042

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	94	656
	2006	$10.43	$12.64	3,043	1,112
	2007	$12.64	$13.85	7,176	317
	2008	$13.85	$8.63	5,090	373
	2009	$8.63	$10.37	6,828	440
	2010	$10.37	$10.94	6,363	500

Lazard Retirement U.S. Strategic Equity Portfolio	2006	$10.25	$11.91	478	0
	2007	$11.91	$11.67	939	0
	2008	$11.67	$7.47	1,488	0
	2009	$7.47	$9.37	477	0
	2010	$9.37	$10.46	477	0

Form V-4826	60

	0000000000	0000000000	0000000000	0000000000	0000000000
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2006	$10.21	$11.91	2,542	0
	2007	$11.91	$11.93	4,113	0
	2008	$11.93	$7.48	4,232	0
	2009	$7.48	$9.57	4,817	0
	2010	$9.57	$11.04	4,776	0

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2007	$11.39	$11.78	0	0
	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2007	$12.00	$12.34	8	0
	2008	$12.34	$7.86	8	0
	2009	$7.86	$9.67	8	0
	2010	$9.67	$10.47	209	0

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2001	$10.00	$10.71	2,511	0
	2002	$10.71	$7.66	3,427	301
	2003	$7.66	$9.29	4,377	339
	2004	$9.29	$10.01	4,968	592
	2005	$10.01	$10.32	2,307	298
	2006	$10.32	$10.96	2,060	297
	2007	$10.96	$12.03	4,086	151
	2008	$12.03	$7.50	3,780	150
	2009	$7.50	$10.32	1,801	149
	2010	$10.32	$11.45	1,521	149

MFS® Mid Cap Growth Series	2001	$10.00	$11.10	425	1,195
	2002	$11.10	$6.21	1,979	99
	2003	$6.21	$8.39	8,022	166
	2004	$8.39	$9.50	9,905	1,319
	2005	$9.50	$9.66	8,035	1,498
	2006	$9.66	$9.78	7,718	3,860
	2007	$9.78	$10.59	5,467	1,458
	2008	$10.59	$5.07	5,657	1,412
	2009	$5.07	$7.08	5,994	1,411
	2010	$7.08	$9.05	7,162	96

MFS® New Discovery Series	2001	$10.00	$11.55	3,624	0
	2002	$11.55	$7.79	5,703	236
	2003	$7.79	$10.29	7,421	1,091
	2004	$10.29	$10.81	4,849	1,179
	2005	$10.81	$11.23	2,664	1,289
	2006	$11.23	$12.54	2,506	1,095
	2007	$12.54	$12.68	3,463	1,100
	2008	$12.68	$7.59	3,064	930
	2009	$7.59	$12.22	3,148	943
	2010	$12.22	$16.44	3,108	951

MFS® Total Return Series	2001	$10.00	$10.26	4,371	349
	2002	$10.26	$9.60	77,880	23,163
	2003	$9.60	$11.02	104,144	34,123
	2004	$11.02	$12.10	117,586	37,343
	2005	$12.10	$12.28	123,025	30,772
	2006	$12.28	$13.56	90,029	20,058
	2007	$13.56	$13.94	87,083	17,434

Form V-4826	61

	0000000000	0000000000	0000000000	0000000000	0000000000
	2008	$13.94	$10.71	75,410	9,666
	2009	$10.71	$12.47	58,434	7,439
	2010	$12.47	$13.52	44,260	4,839

Neuberger Berman Advisers Management Trust
AMT Regency	2007	$10.19	$10.39	157	747
	2008	$10.39	$5.56	445	806
	2009	$5.56	$8.03	2,015	936
	2010	$8.03	$10.01	2,050	1,191

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2002	$10.00	$10.67	33,034	6,178
	2003	$10.67	$11.49	60,928	104,730
	2004	$11.49	$12.38	57,850	111,965
	2005	$12.38	$12.50	74,919	112,273
	2006	$12.50	$12.46	7,554	37,971
	2007	$12.46	$13.64	66,093	34,429
	2008	$13.64	$12.54	75,006	27,305
	2009	$12.54	$14.68	68,307	21,372
	2010	$14.68	$15.70	67,077	15,655

Total Return Portfolio	2002	$10.00	$10.43	12,084	3,759
	2003	$10.43	$10.84	30,940	99,308
	2004	$10.84	$11.24	38,222	100,848
	2005	$11.24	$11.40	47,776	111,265
	2006	$11.40	$11.71	59,001	104,575
	2007	$11.71	$12.59	62,116	57,512
	2008	$12.59	$13.05	59,494	18,863
	2009	$13.05	$14.73	70,260	11,183
	2010	$14.73	$15.75	76,547	15,003

Global Bond Portfolio (Unhedged)	2002	$10.00	$10.69	8,062	213
	2003	$10.69	$12.10	12,396	992
	2004	$12.10	$13.24	15,010	2,181
	2005	$13.24	$12.23	17,154	3,735
	2006	$12.23	$12.66	22,023	5,362
	2007	$12.66	$13.74	20,178	2,505
	2008	$13.74	$13.48	31,935	11,445
	2009	$13.48	$15.57	31,221	10,603
	2010	$15.57	$17.20	33,164	7,692

CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.38	1,416	0
	2010	$13.38	$16.48	7,530	201

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2003	$10.00	$12.35	167	0
	2004	$12.35	$14.11	1,270	0
	2005	$14.11	$16.93	3,919	2,739
	2006	$16.93	$19.02	17,592	4,707
	2007	$19.02	$20.71	24,709	4,656
	2008	$20.71	$12.42	26,507	4,627
	2009	$12.42	$19.33	27,010	4,940
	2010	$19.33	$20.53	21,113	3,825

Form V-4826	62

	0000000000	0000000000	0000000000	0000000000	0000000000
Jennison Portfolio	2003	$10.00	$12.16	1,595	182
	2004	$12.16	$13.13	2,153	353
	2005	$13.13	$14.81	2,034	549
	2006	$14.81	$14.85	749	673
	2007	$14.85	$16.39	520	372
	2008	$16.39	$10.12	1,335	118
	2009	$10.12	$14.27	1,301	44
	2010	$14.27	$15.74	1,284	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2003	$10.00	$13.98	19,826	4,579
	2004	$13.98	$17.28	91,396	22,627
	2005	$17.28	$18.56	130,655	29,735
	2006	$18.56	$21.21	123,896	27,228
	2007	$21.21	$20.53	116,002	30,019
	2008	$20.53	$14.79	101,092	18,222
	2009	$14.79	$19.78	86,673	12,005
	2010	$19.78	$23.58	78,356	9,663

Micro-Cap Portfolio	2003	$10.00	$14.71	15,361	7,232
	2004	$14.71	$16.57	63,769	11,849
	2005	$16.57	$18.29	52,354	13,830
	2006	$18.29	$21.90	59,463	15,712
	2007	$21.90	$22.52	9,616	13,701
	2008	$22.52	$12.64	38,410	8,860
	2009	$12.64	$19.76	35,032	4,690
	2010	$19.76	$25.40	33,631	4,706

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2001	$12.97	$14.09	13,869	7,767
	2002	$14.09	$13.83	15,072	6,240
	2003	$13.83	$18.81	22,541	9,846
	2004	$18.81	$25.38	33,230
	2005	$25.38	$29.39	47,166	17,085
	2006	$29.39	$40.13	55,869	19,059
	2007	$40.13	$32.91	41,164	11,082
	2008	$32.91	$20.22	30,551	7,717
	2009	$20.22	$25.67	22,574	6,466
	2010	$25.67	$32.99	21,094	5,625

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2003	$10.00	$11.53	291	281
	2004	$11.53	$11.87	5	281
	2005	$11.87	$12.20	6,898	1,956
	2006	$12.20	$12.50	4,357	713
	2007	$12.50	$13.01	3,977	451
	2008	$13.01	$11.52	2,951	434
	2009	$11.52	$12.46	2,666	434
	2010	$12.46	$13.17	3,110	426

Morgan Stanley UIF U.S. Real Estate Portfolio	2003	$10.00	$12.80	1,033	20
	2004	$12.80	$17.23	1,413	1,168
	2005	$17.23	$19.90	4,628	1,251
	2006	$19.90	$27.10	8,068	1,284
	2007	$27.10	$22.17	2,026	1,283

Form V-4826	63

	0000000000	0000000000	0000000000	0000000000	0000000000
	2008	$22.17	$13.58	1,567	1,283
	2009	$13.58	$17.26	1,791	1,282
	2010	$17.26	$22.12	1,722	1,281

Morgan Stanley UIF Growth Portfolio	2006	$10.00	$10.25	0	0
	2007	$10.25	$12.34	602	0
	2008	$12.34	$6.18	245	0
	2009	$6.18	$10.10	3,360	155
	2010	$10.10	$12.25	2,041	155

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2001	$10.88	$7.45	132,257	75,993
	2002	$7.45	$4.60	191,912	56,003
	2003	$4.60	$6.11	136,978	34,323
	2004	$6.11	$7.20	114,311	28,761
	2005	$7.20	$7.81	93,265	27,204
	2006	$7.81	$8.85	87,808	18,382
	2007	$8.85	$10.71	34,118	10,057
	2008	$8.85	$5.89	25,989	5,983
	2009	$5.89	$8.18	22,898	5,713
	2010	$8.18	$10.97	20,440	5,229

VT Opportunity Fund	2001	$11.77	$11.21	44,704	13,317
	2002	$11.21	$8.11	64,592	17,403
	2003	$8.11	$10.99	64,730	1,110
	2004	$10.99	$12.85	53,542	13,297
	2005	$12.85	$13.72	46,503	11,333
	2006	$13.72	$15.22	45,107	10,198
	2007	$15.22	$16.06	29,183	7,516
	2008	$16.06	$9.51	24,152	3,025
	2009	$9.51	$13.90	19,522	3,023
	2010	$13.90	$17.02	16,178	616

VT Small/Mid Cap Value Fund	2001	$10.97	$11.30	17,541	5,895
	2002	$11.30	$8.59	9,258	3,816
	2003	$8.59	$11.75	9,480	4,434
	2004	$11.75	$13.57	5,182	3,814
	2005	$13.57	$15.64	5,635	3,404
	2006	$15.64	$17.90	4,439	3,346
	2007	$17.90	$17.58	2,401	1,990
	2008	$17.58	$9.64	514	1,499
	2009	$9.64	$15.28	291	1,460
	2010	$15.28	$17.72	290	1,055

Form V-4826	64

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to return the contract within 10 days after you receive it (or such longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $58,000 in 2012, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $58,000 and $68,000. For married couples filing jointly, the applicable dollar limitation is $92,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $92,000-$112,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $68,000 for individuals and $112,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2012 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2012. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,000 for 2012.

Form V-4826	65

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $50,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA.

Form V-4826	66

To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59  1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59  1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59  1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59  1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions – 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70  1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Form V-4826	67

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2012, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $183,000 for married individuals filing jointly and less than $125,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $173,000 and $183,000 for married and between $110,000 and $125,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59  1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70  1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2012. Employees age 50 and older may contribute an additional $2,500 in 2012. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Form V-4826	68

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826	69

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87

Year	$1,000 Annual Contribution	$1,000 One Time Contribution
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 5%, Year 3- 4%, Year 4- 3%, Year 5- 2%, Year 6- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826	70

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2002	$13.91	$13.97	130,479	105,701
	2003	$13.97	$13.95	98,745	59,329
	2004	$13.95	$13.97	35,635	13,191
	2005	$13.97	$14.25	38,666	10,082
	2006	$14.25	$14.79	53,265	33,797
	2007	$14.79	$15.39	73,398	24,824
	2008	$15.39	$15.52	117,208	63,085
	2009	$15.52	$15.38	46,484	17,140
	2010	$15.38	$15.24	23,508	5,032
	2011	$15.24	$15.11	29,417	8,884

Equity Portfolio	2002	$18.41	$14.83	519,281	336,899
	2003	$14.83	$21.21	468,185	297,330
	2004	$21.21	$23.64	406,952	262,303
	2005	$23.64	$24.86	312,123	210,376
	2006	$24.86	$26.28	230,792	157,428
	2007	$26.28	$24.51	183,537	132,927
	2008	$24.51	$10.97	120,560	98,940
	2009	$10.97	$15.13	93,274	72,894
	2010	$15.13	$16.18	74,511	57,607
	2011	$16.18	$15.50	60,530	48,424

Bond Portfolio	2002	$14.52	$15.63	107,791	94,133
	2003	$15.63	$17.12	111,289	77,170
	2004	$17.12	$17.96	88,151	61,712
	2005	$17.96	$17.88	74,786	49,472
	2006	$17.88	$18.50	87,594	65,431
	2007	$18.50	$19.02	40,335	29,903
	2008	$19.02	$16.69	32,385	22,329
	2009	$16.69	$20.00	27,951	24,206
	2010	$20.00	$21.38	22,266	18,611
	2011	$21.38	$22.54	19,236	13,895

Omni Portfolio	2002	$13.56	$10.38	270,802	193,979
	2003	$10.38	$12.98	222,441	164,162
	2004	$12.98	$13.78	170,747	136,972

Form V-4826	71

	000000000	000000000	000000000	000000000	000000000
	2005	$13.78	$14.95	136,855	109,056
	2006	$14.95	$16.79	110,600	83,447
	2007	$16.79	$17.81	93,567	66,099
	2008	$17.81	$12.09	68,938	49,401
	2009	$12.09	$15.96	55,240	38,141
	2010	$15.96	$17.91	43,264	33,875
	2011	$17.91	$17.02	38,612	26,429

S&P 500® Index Portfolio	2002	$16.11	$12.35	454,870	286,685
	2003	$12.35	$15.65	386,328	264,354
	2004	$15.65	$17.11	308,745	244,616
	2005	$17.11	$17.72	229,126	209,039
	2006	$17.72	$20.24	167,162	156,508
	2007	$20.24	$21.08	131,411	106,903
	2008	$21.08	$13.10	94,906	87,398
	2009	$13.10	$16.33	82,196	46,180
	2010	$16.33	$18.53	65,547	37,668
	2011	$18.53	$18.69	58,111	34,543

International Portfolio	2002	$13.61	$10.70	257,163	256,818
	2003	$10.70	$14.07	208,100	182,547
	2004	$14.07	$15.75	167,103	149,308
	2005	$15.75	$17.08	129,409	117,757
	2006	$17.08	$20.18	102,521	88,355
	2007	$20.18	$21.89	82,092	81,678
	2008	$21.89	$11.70	62,966	62,555
	2009	$11.70	$16.02	54,836	47,121
	2010	$16.02	$18.54	44,733	42,343
	2011	$18.54	$15.54	33,657	28,495

International Small-Mid Company Portfolio	2002	$13.66	$11.50	74,427	101,302
	2003	$11.50	$17.55	57,050	80,751
	2004	$17.55	$21.02	45,038	66,705
	2005	$21.02	$26.88	42,137	62,157
	2006	$26.88	$33.66	32,964	57,485
	2007	$33.66	$39.18	28,602	33,946
	2008	$39.18	$18.91	20,616	26,465
	2009	$18.91	$27.37	17,425	22,816
	2010	$27.37	$32.48	15,383	16,912
	2011	$32.48	$26.55	12,898	7,358

Capital Appreciation Portfolio	2002	$25.95	$20.54	231,188	192,817
	2003	$20.54	$26.77	202,810	149,708
	2004	$26.77	$29.85	178,030	132,037
	2005	$29.85	$31.14	137,079	112,054
	2006	$31.14	$35.91	110,552	99,131
	2007	$35.91	$36.95	87,954	86,843
	2008	$36.95	$22.34	58,679	51,753
	2009	$22.34	$31.62	50,449	39,366
	2010	$31.62	$36.66	40,638	30,679
	2011	$36.66	$35.74	35,452	21,757

Form V-4826	72

	000000000	000000000	000000000	000000000	000000000
Mid Cap Opportunity Portfolio	2002	$18.11	$13.35	300,119	213,781
	2003	$13.35	$19.36	267,784	178,954
	2004	$19.36	$21.79	225,163	134,054
	2005	$21.79	$23.75	166,804	95,999
	2006	$23.75	$25.81	128,333	77,744
	2007	$25.81	$30.15	106,233	45,169
	2008	$30.15	$14.55	74,258	33,492
	2009	$14.55	$20.28	61,537	26,818
	2010	$20.28	$24.04	54,976	19,623
	2011	$24.04	$23.02	38,128	17,361

Capital Growth Portfolio	2002	$8.81	$5.06	46,297	16,769
	2003	$5.06	$7.03	44,349	16,087
	2004	$7.03	$8.34	40,287	11,661
	2005	$8.34	$8.48	32,916	7,429
	2006	$8.48	$10.09	19,678	2,960
	2007	$10.09	$11.13	28,818	4,353
	2008	$11.13	$7.02	26,270	2,615
	2009	$7.02	$9.41	24,461	1,019
	2010	$9.41	$12.72	21,618	569
	2011	$12.72	$12.30	21,191	978

High Income Bond Portfolio	2002	$9.79	$10.08	1,748	9,715
	2003	$10.08	$12.27	6,539	12,579
	2004	$12.27	$13.46	4,357	12,628
	2005	$13.46	$13.74	14,685	13,264
	2006	$13.74	$15.00	28,987	17,587
	2007	$15.00	$15.39	25,139	22,194
	2008	$15.39	$11.39	18,377	8,979
	2009	$11.39	$16.85	19,915	8,576
	2010	$16.85	$19.05	13,984	5,456
	2011	$19.05	$19.89	11,933	4,367

Strategic Value Portfolio	2002	$9.85	$7.87	2,729	3,847
	2003	$7.87	$9.87	9,843	8,008
	2004	$9.87	$10.72	9,015	9,325
	2005	$10.72	$11.13	6,365	8,098
	2006	$11.13	$12.83	6,144	6,905
	2007	$12.83	$11.61	6,099	6,320
	2008	$11.61	$8.25	6,099	2,301
	2009	$8.25	$9.12	6,099	2,996
	2010	$9.12	$10.12	5,154	1,044
	2011	$10.12	$11.44	5,154	1,000

Millennium Portfolio	2002	$31.81	$21.21	229,639	147,878
	2003	$21.21	$28.93	203,338	120,254
	2004	$28.93	$31.81	162,308	92,156
	2005	$31.81	$31.52	109,228	68,302
	2006	$31.52	$33.55	65,531	46,518
	2007	$33.55	$41.90	50,717	34,007
	2008	$41.90	$23.86	38,019	25,707
	2009	$23.86	$28.58	32,488	19,657
	2010	$28.58	$35.21	24,818	16,184
	2011	$35.21	$34.59	20,870	12,407

Form V-4826	73

	000000000	000000000	000000000	000000000	000000000
Aggressive Growth Portfolio	2002	$7.66	$5.47	69,054	70,450
	2003	$5.47	$7.13	46,881	59,982
	2004	$7.13	$7.70	33,943	47,625
	2005	$7.70	$8.64	25,046	43,493
	2006	$8.64	$9.06	15,329	37,292
	2007	$9.06	$11.63	10,171	11,696
	2008	$11.63	$6.49	8,280	7,420
	2009	$6.49	$9.18	6,827	6,325
	2010	$9.18	$10.00	5,792	4,129
	2011	$10.00	$9.39	4,810	4,070

Small Cap Growth Porfolio	2002	$10.36	$7.30	84,761	51,775
	2003	$7.30	$10.52	76,690	40,962
	2004	$10.52	$11.62	55,394	25,401
	2005	$11.62	$12.26	48,640	19,742
	2006	$12.26	$15.26	38,981	13,864
	2007	$15.26	$17.34	29,381	8,761
	2008	$17.34	$8.99	15,116	5,401
	2009	$8.99	$13.43	14,574	4,693
	2010	$13.43	$17.31	9,374	3,978
	2011	$17.31	$17.62	8,381	3,959

Nasdaq-100® Index Portfolio	2002	$4.04	$2.51	74,774	23,289
	2003	$2.51	$3.68	69,975	23,035
	2004	$3.68	$4.01	67,200	20,940
	2005	$4.01	$4.03	55,705	9,618
	2006	$4.03	$4.26	34,139	2,247
	2007	$4.26	$5.00	32,300	1,812
	2008	$5.00	$2.88	17,146	1,534
	2009	$2.88	$4.38	15,753	1,433
	2010	$4.38	$5.19	12,584	319
	2011	$5.19	$5.30	12,428	246

Bristol Portfolio	2002	$10.00	$7.85	4,625	3,038
	2003	$7.85	$10.31	8,601	7,068
	2004	$10.31	$11.10	12,814	7,224
	2005	$11.10	$12.32	11,409	7,057
	2006	$12.32	$14.22	7,492	2,102
	2007	$14.22	$15.18	6,337	2,571
	2008	$15.18	$8.95	4,647	2,930
	2009	$8.95	$12.04	3,198	588
	2010	$12.04	$13.50	2,645	478
	2011	$13.50	$12.42	2,107	473

Bryton Growth Portfolio	2002	$10.00	$6.84	7,090	3,641
	2003	$6.84	$9.19	9,615	6,688
	2004	$9.19	$9.79	11,068	5,576
	2005	$9.79	$10.12	6,105	5,044
	2006	$10.12	$11.71	4,198	315
	2007	$11.71	$12.76	3,375	421
	2008	$12.76	$7.64	4,583	421

Form V-4826	74

	000000000	000000000	000000000	000000000	000000000
	2009	$7.64	$10.28	4,744	899
	2010	$10.28	$12.64	3,585	2,141
	2011	$12.64	$11.36	2,933	1,502

Income Opportunity Portfolio	2005	$10.00	$10.23	196	0
	2006	$10.23	$10.57	196	0
	2007	$10.57	$11.34	196	0
	2008	$11.34	$8.90	196	0
	2009	$8.90	$9.98	196	0
	2010	$9.98	$10.60	196	0
	2011	$10.60	$10.39	196	614

Balanced Portfolio	2006	$10.20	$11.43	1,087	0
	2007	$11.43	$12.72	3,159	1,321
	2008	$12.72	$9.21	3,159	2,327
	2009	$9.21	$11.41	2,293	510
	2010	$11.41	$12.18	1,975	0
	2011	$12.18	$12.35	2,148	0

Target VIP Portfolio	2006	$10.13	$11.12	1,715	0
	2007	$11.12	$12.09	1,155	0
	2008	$12.09	$6.79	1,155	0
	2009	$6.79	$7.72	435	0
	2010	$7.72	$9.14	0	0
	2011	$9.14	$8.93	0	0

Target Equity/Income Portfolio	2006	$10.12	$10.96	1,622	12,027
	2007	$10.96	$12.00	1,575	12,027
	2008	$12.00	$6.53	435	0
	2009	$6.53	$7.27	435	0
	2010	$7.27	$8.88	0	0
	2011	$8.88	$7.82	0	0

U.S. Equity Portfolio	2007	$10.97	$12.30	0	0
	2008	$12.30	$6.34	0	0
	2009	$6.34	$7.33	0	0
	2010	$7.33	$8.17	324	0
	2011	$8.17	$7.93	0	0

Bristol Growth Portfolio	2007	$10.00	$10.28	0	0
	2008	$10.28	$6.05	87	0
	2009	$6.05	$8.53	1,042	0
	2010	$8.53	$9.54	0	827
	2011	$9.54	$9.29	0	1,502

Form V-4826	75

	000000000	000000000	000000000	000000000	000000000
AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2007	$10.80	$12.23	0	1,200
	2008	$12.23	$6.24	0	1,077
	2009	$6.24	$8.44	0	1,348
	2010	$8.44	$9.20	50	898
	2011	$9.20	$8.48	25	1,157

Calvert Variable Series, Inc.
Social Equity	2003	$10.00	$6.79	10,620	5,418
	2004	$6.79	$7.21	7,858	5,147
	2005	$7.21	$7.47	7,136	3,866
	2006	$4.47	$8.14	6,275	3,182
	2007	$8.14	$8.88	3,967	2,436
	2008	$8.88	$5.65	2,985	1,351
	2009	$5.65	$7.52	2,186	1,351
	2010	$7.52	$8.74	1,851	0
	2011	$8.74	$8.54	1,827	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2003	$10.00	$11.73	0	0
	2004	$11.73	$12.18	0	828
	2005	$12.18	$12.57	0	1,430
	2006	$12.57	$14.48	0	185
	2007	$14.48	$15.33	0	185
	2008	$15.33	$10.68	0	185
	2009	$10.68	$12.94	0	185
	2010	$12.94	$14.75	0	185
	2011	$14.75	$15.90	0	920

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.29	0	0
	2009	$6.29	$8.05	0	0
	2010	$8.05	$9.39	0	0
	2011	$9.39	$8.05	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2002	$8.03	$7.19	41,886	15,656
	2003	$7.19	$9.14	69,265	28,637
	2004	$9.14	$10.43	68,693	42,565
	2005	$10.43	$12.06	86,323	58,109
	2006	$12.06	$13.32	86,470	69,573
	2007	$13.32	$15.48	79,190	67,307
	2008	$15.48	$8.79	59,846	53,200
	2009	$8.79	$11.81	48,553	40,545
	2010	$11.81	$13.68	40,936	26,301
	2011	$13.68	$13.18	31,654	22,718

VIP Mid Cap Portfolio	2002	$10.69	$9.54	64,497	27,653
	2003	$9.54	$13.06	80,477	23,165
	2004	$13.06	$16.14	102,881	31,391
	2005	$16.14	$18.88	87,829	35,686

Form V-4826	76

	000000000	000000000	000000000	000000000	000000000
	2006	$18.88	$21.03	83,265	22,685
	2007	$21.03	$24.04	66,044	22,799
	2008	$24.04	$14.39	47,569	16,244
	2009	$14.39	$19.93	44,254	10,765
	2010	$19.93	$25.39	44,615	9,124
	2011	$25.39	$22.44	43,220	8,581

VIP Equity-Income Portfolio	2003	$10.00	$11.16	1,749	839
	2004	$11.16	$12.30	14,449	9,686
	2005	$12.30	$12.87	14,967	9,581
	2006	$12.87	$15.30	16,060	7,110
	2007	$15.30	$15.35	17,764	8,886
	2008	$15.35	$8.70	7,838	7,387
	2009	$8.70	$11.20	5,435	3,785
	2010	$11.20	$12.76	4,946	3,183
	2011	$12.76	$12.73	4,225	3,778

VIP Growth Portfolio	2002	$6.90	$4.77	24,373	15,658
	2003	$4.77	$6.26	50,194	30,682
	2004	$6.26	$6.40	33,614	33,651
	2005	$6.40	$6.70	36,291	22,808
	2006	$6.70	$7.07	20,080	12,624
	2007	$7.07	$8.88	12,567	6,567
	2008	$8.88	$4.64	20,145	6,780
	2009	$4.64	$5.88	16,818	4,209
	2010	$5.88	$7.22	13,500	4,365
	2011	$7.22	$7.15	12,531	6,973

VIP Real Estate Portfolio	2008	$10.00	$5.30	0	1,080
	2009	$5.30	$7.22	0	49
	2010	$7.22	$9.31	541	924
	2011	$9.31	$9.94	2,415	2,580

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2005	$10.00	$10.06	2,445	199
	2006	$10.06	$11.79	18,135	17,916
	2007	$11.79	$12.13	35,839	31,950
	2008	$12.13	$8.45	27,620	21,993
	2009	$8.45	$11.36	24,832	14,673
	2010	$11.36	$12.69	19,241	11,027
	2011	$12.69	$12.87	15,747	11,314

Franklin Flex Cap Growth Securities Fund	2005	$10.00	$10.39	2,714	0
	2006	$10.39	$10.83	5,295	0
	2007	$10.83	$12.27	4,680	513
	2008	$12.27	$7.87	4,885	4,485
	2009	$7.87	$10.37	691	931
	2010	$10.37	$11.94	741	786
	2011	$11.94	$11.26	25	775

Form V-4826	77

	000000000	000000000	000000000	000000000	000000000
Templeton Foreign Securities Fund	2006	$10.44	$12.57	257	5,378
	2007	$12.57	$14.38	16,580	7,232
	2008	$14.38	$8.50	18,541	5927
	2009	$8.50	$11.54	23,483	3311
	2010	$11.54	$12.40	23,625	3580
	2011	$12.40	$10.98	19,956	2,751

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.63	0	0
	2009	$6.63	$8.54	0	0
	2010	$8.54	$9.33	0	1206
	2011	$9.33	$9.09	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2002	$8.92	$7.84	1,512	1,629
	2003	$7.84	$9.66	1,774	4,255
	2004	$9.66	$11.37	5,020	7,620
	2005	$11.37	$11.71	6,965	7,085
	2006	$11.71	$14.23	16,084	11,846
	2007	$14.23	$14.32	22,580	14,581
	2008	$14.32	$9.29	20,420	11,085
	2009	$9.29	$10.89	10,683	3,182
	2010	$10.89	$12.01	11,255	3,316
	2011	$12.01	$11.06	8,038	3,306

Goldman Sachs Structured U.S. Equity Fund	2002	$8.54	$6.61	2,145	3,330
	2003	$6.61	$8.49	4,818	7,005
	2004	$8.49	$9.67	4,797	5,231
	2005	$9.67	$10.20	3,357	5,190
	2006	$10.20	$11.42	1,875	3,004
	2007	$11.42	$11.13	1,875	2,436
	2008	$11.13	$6.95	1,326	664
	2009	$6.95	$8.34	1,326	664
	2010	$8.34	$9.33	629	591
	2011	$9.33	$9.62	226	591

Goldman Sachs Strategic Growth Fund	2002	$8.65	$8.30	5,440	568
	2003	$8.30	$7.95	3,825	1,192
	2004	$7.95	$8.60	2,591	1,192
	2005	$8.60	$8.77	2,973	1,192
	2006	$8.77	$9.44	2,417	1,156
	2007	$9.44	$10.30	1,027	579

Form V-4826	78

	000000000	000000000	000000000	000000000	000000000
	2008	$10.30	$5.94	288	0
	2009	$5.94	$8.70	11,231	0
	2010	$8.70	$9.55	10,925	209
	2011	$9.55	$9.22	10,538	209

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.89	9,800	0
	2010	$11.89	$12.81	8,018	9,148
	2011	$12.81	$11.78	7,944	7,462

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.60	904	0
	2010	$13.60	$15.78	1,671	1558
	2011	$15.78	$12.28	1,032	1,257

Ivy Funds VIP Science and Technology	2009	$10.00	$12.93	0	0
	2010	$12.93	$14.45	333	0
	2011	$14.45	$13.50	0	1,347

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2002	$10.00	$8.87	626	1,016
	2003	$8.87	$11.70	351	1,814
	2004	$11.70	$14.75	7	2,278
	2005	$14.75	$15.12	358	5,540
	2006	$15.12	$17.24	358	1,430
	2007	$17.24	$16.11	358	1,041
	2008	$16.11	$10.86	322	1,041
	2009	$10.86	$13.19	322	1,041
	2010	$13.19	$16.62	269	1,041
	2011	$16.62	$15.69	0	1,370

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2002	$10.00	$10.96	2,940	2,486
	2003	$10.96	$14.07	9,801	5,102
	2004	$14.07	$16.89	19,008	7,811
	2005	$16.89	$18.28	24,543	10,963
	2006	$18.28	$21.17	17,798	9,336
	2007	$21.17	$21.49	18,195	9,653
	2008	$21.49	$14.22	10,534	5,709
	2009	$14.22	$17.85	9,949	3,270
	2010	$17.85	$21.84	9,347	1,696
	2011	$21.84	$22.11	8,717	1,889

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2002	$7.37	$5.36	112,249	59,325
	2003	$5.36	$7.00	87,949	57,339
	2004	$7.00	$7.26	76,951	40,419
	2005	$7.26	$7.50	47,032	29,501

Form V-4826	79

	000000000	000000000	000000000	000000000	000000000
	2006	$7.50	$8.28	35,885	13,218
	2007	$8.28	$9.44	22,384	8,415
	2008	$9.44	$5.64	17,884	6,080
	2009	$5.64	$7.62	17,288	6,074
	2010	$7.62	$8.65	15,363	3,504
	2011	$8.65	$8.12	14,257	3,499

Worldwide Portfolio	2002	$8.50	$6.28	84,760	68,354
	2003	$6.28	$7.71	59,560	52,538
	2004	$7.71	$8.01	39,696	32,134
	2005	$8.01	$8.40	21,516	21,382
	2006	$8.40	$9.84	11,082	14,467
	2007	$9.84	$10.69	10,148	13,331
	2008	$10.69	$5.86	6,309	9,816
	2009	$5.86	$8.00	5,193	8,644
	2010	$8.00	$9.19	5,011	6,211
	2011	$9.19	$7.86	4,717	4,549

Balanced Portfolio	2002	$10.09	$9.36	198,509	69,027
	2003	$9.36	$10.58	132,623	51,703
	2004	$10.58	$11.38	104,122	37,125
	2005	$11.38	$12.17	65,259	18,075
	2006	$12.17	$12.36	47,516	12,163
	2007	$12.36	$14.63	34,042	16,158
	2008	$14.63	$12.20	25,012	13,276
	2009	$12.20	$15.23	19,846	13,161
	2010	$15.23	$16.36	14,227	8,732
	2011	$16.36	$16.48	12,827	8,589

Janus Aspen Series (Service Shares)
Janus Portfolio	2002	$6.03	$4.38	42,173	15,087
	2003	$4.38	$5.71	23,594	11,738
	2004	$5.71	$5.89	21,338	7,857
	2005	$5.89	$6.08	20,034	7,055
	2006	$6.08	$6.69	13,130	4,443
	2007	$6.69	$7.61	10,283	1,905
	2008	$7.61	$4.54	7,670	1,780
	2009	$4.54	$6.12	5,484	301
	2010	$6.12	$6.93	5,428	301
	2011	$6.93	$6.48	3,808	301

Overseas Portfolio	2003	$10.00	$13.61	0	0
	2004	$13.61	$16.01	1,674	1,455
	2005	$16.01	$20.94	9,531	4,879
	2006	$20.94	$30.42	14,907	11,373
	2007	$30.42	$38.60	15,272	9,503
	2008	$38.60	$18.27	12,481	7,491
	2009	$18.27	$32.43	11,481	4,921
	2010	$32.43	$40.18	10,129	5,091
	2011	$40.18	$26.95	9,345	3,768

Form V-4826	80

	000000000	000000000	000000000	000000000	000000000
Worldwide Portfolio	2002	$6.14	$4.52	35,573	12,865
	2003	$4.52	$5.54	28,186	10,461
	2004	$5.54	$5.74	23,884	7,148
	2005	$5.74	$6.01	22,398	7,148
	2006	$6.01	$7.02	15,588	6,717
	2007	$7.02	$7.61	14,703	4,403
	2008	$7.61	$4.16	8,407	4,015
	2009	$4.16	$5.67	6,051	3,394
	2010	$5.67	$6.49	4,916	1,953
	2011	$6.49	$5.53	4,868	1,953

Balanced Portfolio	2002	$9.19	$8.50	68,185	25,273
	2003	$8.50	$9.58	62,173	22,045
	2004	$9.58	$10.28	62,865	20,278
	2005	$10.28	$10.97	55,547	20,803
	2006	$10.97	$12.01	49,641	20,986
	2007	$12.01	$13.12	44,976	19,589
	2008	$13.12	$10.92	32,838	13,676
	2009	$10.92	$13.59	35,218	12,656
	2010	$13.59	$14.56	29,322	12,154
	2011	$14.56	$14.63	23,693	12,118

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2002	$14.87	$12.13	30,599	18,820
	2003	$12.13	$16.50	29,707	16,318
	2004	$16.50	$18.78	29,999	16,014
	2005	$18.78	$19.36	30,037	13,880
	2006	$19.36	$22.27	21,869	9,897
	2007	$22.27	$20.48	16,327	9,566
	2008	$20.48	$12.90	7,699	5,388
	2009	$12.90	$19.51	10,082	5,028
	2010	$19.51	$23.93	9,559	5,082
	2011	$23.93	$21.56	7,358	5,681

Lazard Retirement Emerging Markets Equity Portfolio	2002	$8.39	$8.19	10,946	3,752
	2003	$8.19	$12.42	11,990	10,753
	2004	$12.42	$16.07	17,239	8,687
	2005	$16.07	$22.43	26,504	19,296
	2006	$22.43	$28.88	25,045	13,837
	2007	$28.88	$38.16	23,028	13,448
	2008	$38.16	$19.39	13,729	7,854
	2009	$19.39	$32.64	15,733	5,129
	2010	$32.64	$39.69	14,685	4,423
	2011	$39.69	$32.26	13,292	2,753

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	2,531	0
	2006	$10.43	$12.67	6,646	1,537
	2007	$12.67	$13.91	7,662	3,263
	2008	$13.91	$8.68	8,210	461
	2009	$8.68	$10.45	3,320	1,125
	2010	$10.45	$11.05	3,627	809
	2011	$11.05	$10.16	3,566	796

Form V-4826	81

	000000000	000000000	000000000	000000000	000000000
Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.94	$11.72	0	0
	2008	$11.72	$7.52	1,805	0
	2009	$7.52	$9.45	1,805	0
	2010	$9.45	$10.57	1,742	0
	2011	$10.57	$10.68	1,680	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2006	$10.20	$11.94	0	312
	2007	$11.94	$11.98	265	312
	2008	$11.98	$7.53	265	0
	2009	$7.53	$9.65	265	0
	2010	$9.65	$11.15	265	0
	2011	$11.15	$10.37	265	0

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2006	$10.23	$11.41	0	976
	2007	$11.41	$11.83	0	0
	2008	$11.83	$7.62	0	0
	2009	$7.62	$9.28	0	0
	2010	$9.28	$10.33	0	0
	2011	$10.33	$11.04	0	0

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2007	$12.03	$12.39	0	0
	2008	$12.39	$7.90	0	0
	2009	$7.90	$9.75	0	0
	2010	$9.75	$10.58	0	0
	2011	$10.58	$11.01	0	0

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2002	$10.72	$7.68	3,906	0
	2003	$7.68	$9.33	3,715	0
	2004	$9.33	$10.08	6,338	0
	2005	$10.08	$10.41	6,523	0
	2006	$10.41	$11.07	3,866	0
	2007	$11.07	$12.18	4,127	0
	2008	$12.18	$7.61	2,207	0
	2009	$7.61	$10.49	2,207	0
	2010	$10.49	$11.66	2,207	0
	2011	$11.66	$11.59	2,207	0

Form V-4826	82

	000000000	000000000	000000000	000000000	000000000
MFS® Mid Cap Growth Series	2002	$11.11	$6.23	660	1,107
	2003	$6.23	$8.43	14,883	2,412
	2004	$8.43	$9.56	6,140	2,257
	2005	$9.56	$9.74	7,619	2,037
	2006	$9.74	$9.88	7,385	671
	2007	$9.88	$10.72	6,067	671
	2008	$10.72	$5.14	5,652	1,682
	2009	$5.14	$7.20	3,186	450
	2010	$7.20	$9.22	1,582	346
	2011	$9.22	$8.57	1,157	256

MFS® New Discovery Series	2002	$11.56	$7.81	459	1,092
	2003	$7.81	$10.33	571	1,092
	2004	$10.33	$10.87	571	1,092
	2005	$10.87	$11.32	571	518
	2006	$11.32	$12.67	241	159
	2007	$12.67	$12.84	290	159
	2008	$12.84	$7.69	360	350
	2009	$7.69	$12.42	241	0
	2010	$12.42	$16.74	0	0
	2011	$16.74	$14.85	247	0

MFS® Total Return Series	2002	$10.26	$9.63	71,435	24,814
	2003	$9.63	$11.07	97,808	39,031
	2004	$11.07	$12.18	114,704	54,475
	2005	$12.18	$12.38	110,150	57,030
	2006	$12.38	$13.70	82,282	34,216
	2007	$13.70	$14.11	62,275	33,813
	2008	$14.11	$10.86	48,050	17,873
	2009	$10.86	$12.67	31,986	14,144
	2010	$12.67	$13.77	22,313	12,390
	2011	$13.77	$13.87	21,671	10,678

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2006	$10.00	$10.17	457	97
	2007	$10.17	$10.43	427	93
	2008	$10.43	$5.58	372	78
	2009	$5.58	$8.09	333	357
	2010	$8.09	$10.10	299	769
	2011	$10.10	$9.34	874	769

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2002	$10.00	$10.68	6,412	5,849
	2003	$10.68	$11.53	40,178	20,046
	2004	$11.53	$12.44	41,648	15,925
	2005	$12.44	$12.59	52,018	16,821
	2006	$12.59	$12.57	73,608	17,526
	2007	$12.57	$13.78	42,244	15,340
	2008	$13.78	$12.70	37,696	9,468
	2009	$12.70	$14.90	26,160	7,956
	2010	$14.90	$15.96	22,899	7,997
	2011	$15.96	$17.67	15,675	6,825

Form V-4826	83

	000000000	000000000	000000000	000000000	000000000
Total Return Portfolio	2002	$10.00	$10.44	10,820	846
	2003	$10.44	$10.87	32,227	3,344
	2004	$10.87	$11.30	38,494	4,531
	2005	$11.30	$11.47	41,173	5,234
	2006	$11.47	$11.81	40,019	9,561
	2007	$11.81	$12.73	43,433	12,027
	2008	$12.73	$13.22	42,397	9,722
	2009	$13.22	$14.94	32,422	13,367
	2010	$14.94	$16.01	31,214	12,476
	2011	$16.01	$16.44	23,955	10,495

Global Bond Portfolio	2002	$10.00	$10.70	2,033	851
	2003	$10.70	$12.14	5,227	2,802
	2004	$12.14	$13.30	6,872	1,376
	2005	$13.30	$12.31	2,779	983
	2006	$12.31	$12.77	6,803	806
	2007	$12.77	$13.89	2,635	806
	2008	$13.89	$13.65	6,173	1,611
	2009	$13.65	$15.80	6,694	2,467
	2010	$15.80	$17.49	7,514	2,157
	2011	$17.49	$18.65	4,836	2,023

CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.39	0	0
	2010	$13.39	$16.53	487	1,531
	2011	$16.53	$15.15	1,064	1,466

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2003	$10.00	$12.17	0	231
	2004	$12.17	$13.18	1,955	734
	2005	$13.18	$14.89	2,483	2,037
	2006	$14.89	$14.96	2,129	503
	2007	$14.96	$16.54	452	503
	2008	$16.54	$10.24	0	503
	2009	$10.24	$14.46	7,542	0
	2010	$14.46	$15.98	7,334	0
	2011	$15.98	$15.82	7,054	224

Jennison 20/20 Focus Portfolio	2003	$10.00	$12.38	0	0
	2004	$12.38	$14.16	0	0
	2005	$14.16	$17.01	1,499	3,447
	2006	$17.01	$19.15	2,650	761
	2007	$19.15	$20.91	1,556	1,536
	2008	$20.91	$12.56	2,401	1,776
	2009	$12.56	$19.59	9,909	1,355
	2010	$19.59	$20.84	10,200	1,579
	2011	$20.84	$19.73	8,858	1,373

Form V-4826	84

	000000000	000000000	000000000	000000000	000000000
Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2003	$10.00	$14.00	4,071	2,389
	2004	$14.00	$17.34	23,735	11,841
	2005	$17.34	$18.66	30,127	10,273
	2006	$18.66	$21.37	27,390	12,153
	2007	$21.37	$20.72	24,131	12,057
	2008	$20.72	$14.96	15,409	10,164
	2009	$14.96	$20.04	14,899	6,916
	2010	$20.04	$23.94	14,279	3,620
	2011	$23.94	$22.95	13,120	3,865

Micro-Cap Portfolio	2003	$10.00	$14.73	4,460	1,466
	2004	$14.73	$16.62	8,973	3,685
	2005	$16.62	$18.39	9,689	2,295
	2006	$18.39	$22.06	8,704	5,850
	2007	$22.06	$22.73	9,096	4,005
	2008	$22.73	$12.78	7,864	1,826
	2009	$12.78	$20.02	9,891	1,981
	2010	$20.02	$25.78	13,775	2,187
	2011	$25.78	$22.46	9,389	1,889

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2002	$14.16	$13.92	1,996	1,236
	2003	$13.92	$18.97	12,211	0
	2004	$18.97	$25.64	14,291	3,334
	2005	$25.64	$29.75	21,233	5,978
	2006	$29.75	$40.70	21,274	9,492
	2007	$40.70	$33.45	9,495	5,403
	2008	$33.45	$20.59	6,998	4,121
	2009	$20.59	$26.19	5,957	2,374
	2010	$26.19	$33.73	4,722	1,912
	2011	$33.73	$35.41	4,512	1,760

The Universal Institutional Funds, Inc. (Class II)	2003	$10.00	$11.55	0	0
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2004	$11.55	$11.91	0	183
	2005	$11.91	$12.27	3,038	1,005
	2006	$12.27	$12.59	1,067	378
	2007	$12.59	$13.13	332	1,744
	2008	$13.13	$11.65	0	1,630
	2009	$11.65	$12.63	0	1,238
	2010	$12.63	$13.38	0	717
	2011	$13.38	$13.97	0	382

Morgan Stanley UIF U.S. Real Estate Portfolio	2003	$10.00	$12.82	3,423	0
	2004	$12.82	$17.29	5,695	1,658
	2005	$17.29	$20.00	4,221	253
	2006	$20.00	$27.29	5,068	1,242
	2007	$27.29	$22.38	781	253
	2008	$22.38	$13.74	712	253

Form V-4826	85

	000000000	000000000	000000000	000000000	000000000
	2009	$13.74	$17.49	0	253
	2010	$17.49	$22.46	0	253
	2011	$22.46	$23.52	0	253

Morgan Stanley UIF Growth Portfolio	2007	$10.27	$12.38	0	184
	2008	$12.38	$6.21	0	184
	2009	$6.21	$10.17	3,395	184
	2010	$10.17	$12.36	3,395	184
	2011	$12.36	$11.88	3,395	0

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2002	$7.48	$4.63	32,322	25,386
	2003	$4.63	$6.16	24,446	29,723
	2004	$6.16	$7.27	13,515	21,359
	2005	$7.27	$7.90	11,311	14,588
	2006	$7.90	$8.98	11,293	8,437
	2007	$8.98	$10.88	5,416	4,105
	2008	$10.88	$6.00	5,404	3,770
	2009	$6.00	$8.35	4,764	3,440
	2010	$8.35	$11.21	2,002	2,231
	2011	$11.21	$11.16	1,505	2,179

VT Opportunity Fund	2002	$11.25	$8.16	28,890	12,444
	2003	$8.16	$11.08	31,462	15,722
	2004	$11.08	$12.99	20,696	10,613
	2005	$12.99	$13.88	12,755	8,451
	2006	$13.88	$15.44	10,941	7,899
	2007	$15.44	$16.32	6,929	3,326
	2008	$16.32	$9.69	5,165	2,985
	2009	$9.69	$14.18	5,101	2,985
	2010	$14.18	$17.40	4,911	2,381
	2011	$17.40	$16.29	4,093	2,381

VT Small/Mid Cap Fund	2002	$11.34	$8.64	8,155	14,619
	2003	$8.64	$11.85	7,179	14,471
	2004	$11.85	$13.71	5,600	12,462
	2005	$13.71	$15.83	5,600	12,651
	2006	$15.83	$18.16	4,561	12,651
	2007	$18.16	$17.87	163	12,651
	2008	$17.87	$9.82	163	12,651
	2009	$9.82	$15.59	163	11,957
	2010	$15.59	$18.11	163	0
	2011	$18.11	$16.65	0	0

Form V-4826	86

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

VAA 1940 Act File Number 811-1979

VAA 1933 Act File Number 33-62282

VAB 1940 Act File Number 811-1979

VAB 1933 Act File Number 33-62284

Form V-4826	87

Ohio National Variable Account A and Ohio National Variable Account B

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Top Plus VA

Statement of Additional Information

May 1, 2012

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B (“VAA” and “VAB”) flexible purchase payment individual variable annuity contracts dated May 1, 2012. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA and VAB’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account B and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA and VAB, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2011	$89,832,750	$19,517,109
2010	$78,700,175	$15,846,834
2009	$124,029,575	$24,758,681

For contracts issued by VAB, those amounts have been:

Year	Aggregate Commissions	Retained Commissions
2011	$17,837	$3,875
2010	$25,627	$5,160
2009	$22,363	$4,464

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

2

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
244,770 Shares (Cost $6,140,369)	$4,621,249	$4,489,374	$131,875	$4,621,249

Money Market Subaccount
102,792 Shares (Cost $1,027,923)	1,027,923	1,004,423	23,500	1,027,923

Bond Subaccount
157,289 Shares (Cost $1,720,593)	2,209,913	2,206,647	3,266	2,209,913

Omni Subaccount
163,891 Shares (Cost $2,611,611)	2,492,777	2,435,603	57,174	2,492,777

International Subaccount
189,302 Shares (Cost $2,440,036)	1,953,598	1,947,563	6,035	1,953,598

Capital Appreciation Subaccount
118,275 Shares (Cost $1,659,861)	2,359,582	2,327,624	31,958	2,359,582

Millennium Subaccount
62,946 Shares (Cost $1,432,055)	1,353,334	1,350,151	3,183	1,353,334

International Small-Mid Company Subaccount
38,860 Shares (Cost $666,199)	744,940	744,940	0	744,940

Aggressive Growth Subaccount
20,090 Shares (Cost $175,368)	155,496	155,496	0	155,496

Small Cap Growth Subaccount
20,826 Shares (Cost $257,644)	275,113	275,113	0	275,113

Mid Cap Opportunity Subaccount
62,495 Shares (Cost $924,763)	1,113,027	1,103,647	9,380	1,113,027

S&P 500 Index Subaccount
180,656 Shares (Cost $2,387,718)	2,393,696	2,383,022	10,674	2,393,696

Strategic Value Subaccount
3,148 Shares (Cost $29,568)	33,059	33,059	0	33,059

High Income Bond Subaccount
17,461 Shares (Cost $163,624)	226,465	226,465	0	226,465

Capital Growth Subaccount
2,907 Shares (Cost $61,695)	78,477	78,477	0	78,477

Nasdaq-100 Index Subaccount
5,450 Shares (Cost $20,221)	31,880	31,880	0	31,880

Bristol Subaccount
508 Shares (Cost $5,649)	5,873	5,873	0	5,873

Bryton Growth Subaccount
2,425 Shares (Cost $24,671)	29,856	29,856	0	29,856

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount
737 Shares (Cost $9,397)	$10,246	$10,246	$0	$10,246

Income Opportunity Subaccount
538 Shares (Cost $6,511)	6,379	6,379	0	6,379

Target Equity/Income Subaccount
435 Shares (Cost $4,624)	3,268	3,268	0	3,268

Bristol Growth Subaccount
1,108 Shares (Cost $10,002)	10,672	10,672	0	10,672

Janus Aspen Series - Institutional Shares:
Janus Subaccount
9,357 Shares (Cost $250,138)	213,721	213,721	0	213,721

Worldwide Subaccount
4,004 Shares (Cost $148,449)	103,426	103,426	0	103,426

Balanced Subaccount
32,743 Shares (Cost $851,250)	871,940	871,940	0	871,940

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2,912 Shares (Cost $56,653)	50,605	50,605	0	50,605

Small Cap Value Subaccount
888 Shares (Cost $8,556)	7,388	7,388	0	7,388

Discovery Subaccount
2,997 Shares (Cost $37,508)	64,052	64,052	0	64,052

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
16,522 Shares (Cost $284,253)	224,197	224,197	0	224,197

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
7,517 Shares (Cost $85,145)	70,581	70,581	0	70,581

Structured U.S. Equity Subaccount
1,045 Shares (Cost $11,805)	11,291	11,291	0	11,291

Strategic Growth Subaccount
431 Shares (Cost $4,566)	5,020	5,020	0	5,020

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
12,377 Shares (Cost $248,598)	$231,566	$231,566	$0	$231,566

U.S. Small-Mid Cap Equity Subaccount
19,080 Shares (Cost $203,815)	176,681	176,681	0	176,681

International Equity Subaccount
867 Shares (Cost $9,435)	8,085	8,085	0	8,085

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
32,169 Shares (Cost $876,509)	919,403	919,403	0	919,403

VIP Contrafund Subaccount
29,106 Shares (Cost $754,063)	658,970	658,970	0	658,970

VIP Growth Subaccount
3,439 Shares (Cost $117,834)	125,638	125,638	0	125,638

VIP Equity-Income Subaccount
4,222 Shares (Cost $89,537)	77,731	77,731	0	77,731

VIP Real Estate Subaccount
2,819 Shares (Cost $38,820)	41,890	41,890	0	41,890

Janus Aspen Series - Service Shares:
Janus Subaccount
873 Shares (Cost $21,515)	19,727	19,727	0	19,727

Worldwide Subaccount
534 Shares (Cost $17,687)	13,606	13,606	0	13,606

Balanced Subaccount
18,364 Shares (Cost $506,753)	509,423	509,423	0	509,423

Overseas Subaccount
5,968 Shares (Cost $283,892)	223,324	223,324	0	223,324

MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,014 Shares (Cost $14,166)	13,926	13,926	0	13,926

Investors Growth Stock Subaccount
157 Shares (Cost $1,231)	1,686	1,686	0	1,686

Mid Cap Growth Subaccount
1,179 Shares (Cost $6,449)	6,461	6,461	0	6,461

Total Return Subaccount
10,603 Shares (Cost $200,030)	194,136	194,136	0	194,136

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,512 Shares (Cost $16,214)	$21,504	$21,504	$0	$21,504

Mid Cap Value Subaccount
13,757 Shares (Cost $65,912)	94,375	94,375	0	94,375

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
27,247 Shares (Cost $346,999)	380,092	380,092	0	380,092

Total Return Subaccount
35,292 Shares (Cost $379,885)	388,913	388,913	0	388,913

Global Bond Subaccount
13,562 Shares (Cost $180,290)	187,563	187,563	0	187,563

CommodityRealReturn Strategy Subaccount
4,517 Shares (Cost $39,087)	32,520	32,520	0	32,520

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
1,869 Shares (Cost $26,124)	35,681	35,681	0	35,681

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
4,230 Shares (Cost $60,022)	61,848	61,848	0	61,848

Jennison Subaccount
155 Shares (Cost $3,872)	3,547	3,547	0	3,547

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
387 Shares (Cost $14,304)	14,622	14,622	0	14,622

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
27,703 Shares (Cost $259,818)	278,974	278,974	0	278,974

Micro-Cap Subaccount
11,128 Shares (Cost $124,785)	115,842	115,842	0	115,842

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
712 Shares (Cost $7,529)	7,243	7,243	0	7,243

U.S. Real Estate Subaccount
2,635 Shares (Cost $47,496)	35,570	35,570	0	35,570

Growth Subaccount (a)
240 Shares (Cost $4,589)	4,746	4,746	0	4,746

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. International Growth Series II Subaccount
509 Shares (Cost $15,518)	13,275	13,275	0	13,275

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
16,633 Shares (Cost $257,347)	$238,181	$238,181	$0	$238,181

Franklin Flex Cap Growth Securities Subaccount
1,003 Shares (Cost $9,239)	12,129	12,129	0	12,129

Templeton Foreign Securities Subaccount
4,476 Shares (Cost $66,488)	56,216	56,216	0	56,216

Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
1,229 Shares (Cost $17,826)	18,943	18,943	0	18,943

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount
238 Shares (Cost $1,733)	1,801	1,801	0	1,801

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
12,306 Shares (Cost $115,456)	112,075	112,075	0	112,075

VIP Global Natural Resources Subaccount
4,187 Shares (Cost $26,320)	22,129	22,129	0	22,129

VIP Science and Technology Subaccount
1,192 Shares (Cost $21,824)	18,180	18,180	0	18,180

Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
93 Shares (Cost $954)	968	968	0	968

Totals	$28,138,234	$27,861,189	$277,045	$28,138,234

(a)	Name change was effective April 29, 2011:

Growth Subaccount formerly known as Capital Growth Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$42,226	$0	$0	$33,999	$0	$9,649	$0	$0
Risk and administrative expense (note 2)	(48,822)	(12,773)	(23,685)	(30,514)	(26,432)	(26,692)	(16,257)	(10,448)

Net investment activity	(6,596)	(12,773)	(23,685)	3,485	(26,432)	(17,043)	(16,257)	(10,448)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(355,170)	105	59,077	6,291	(47,621)	199,238	(12,233)	112,414
Unrealized gain (loss)	147,873	0	80,769	(148,255)	(312,773)	(236,694)	2,381	(258,007)

Net gain (loss) on investments	(207,297)	105	139,846	(141,964)	(360,394)	(37,456)	(9,852)	(145,593)

Net increase (decrease) in contract owners’ equity from operations	$(213,893)	$(12,668)	$116,161	$(138,479)	$(386,826)	$(54,499)	$(26,109)	$(156,041)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500 Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100 Index Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$35,165	$502	$0	$0	$118
Risk and administrative expense (note 2)	(1,783)	(3,133)	(12,586)	(81,102)	(695)	(2,674)	(882)	(373)

Net investment activity	(1,783)	(3,133)	(12,586)	(45,937)	(193)	(2,674)	(882)	(255)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,627)	257	57,931	9,703	1,428	28,593	4,033	1,462
Unrealized gain (loss)	(7,191)	5,536	(99,565)	6,606	3,455	(14,037)	(5,299)	(407)

Net gain (loss) on investments	(8,818)	5,793	(41,634)	16,309	4,883	14,556	(1,266)	1,055

Net increase (decrease) in contract owners’ equity from operations	$(10,601)	$2,660	$(54,220)	$(29,628)	$4,690	$11,882	$(2,148)	$800

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$28	$0	$198	$0	$57	$39
Risk and administrative expense (note 2)	(57)	(337)	(112)	(24)	(39)	(105)

Net investment activity	(29)	(337)	86	(24)	18	(66)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12	2,501	12	(1)	(18)	11
Unrealized gain (loss)	(496)	(5,161)	22	(131)	(450)	(242)

Net gain (loss) on investments	(484)	(2,660)	34	(132)	(468)	(231)

Net increase (decrease) in contract owners’ equity from operations	$(513)	$(2,997)	$120	$(156)	$(450)	$(297)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Dow Target 10 Portfolios			Dow Target 5 Portfolios
	First Quarter Subaccount	Second Quarter Subaccount	Fourth Quarter Subaccount	First Quarter Subaccount	Second Quarter Subaccount	Fourth Quarter Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(135)	(103)	(99)	(133)	(95)	(87)

Net investment activity	(135)	(103)	(99)	(133)	(95)	(87)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,582	7,291	9,634	10,300	4,197	3,759
Unrealized gain (loss)	(10,444)	(5,151)	(7,963)	(8,123)	(2,505)	(2,335)

Net gain (loss) on investments	2,138	2,140	1,671	2,177	1,692	1,424

Net increase (decrease) in contract owners’ equity from operations	$2,003	$2,037	$1,572	$2,044	$1,597	$1,337

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds			The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount	U.S. Real Estate Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,512	$847	$21,619	$76	$120	$0	$2,089
Risk and administrative expense (note 2)	(2,741)	(1,606)	(9,379)	(506)	(155)	(718)	(2,566)

Net investment activity	(1,229)	(759)	12,240	(430)	(35)	(718)	(477)

Reinvested capital gains	0	0	45,491	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,716)	(18,330)	16,446	(30)	(2,314)	8,406	(15,528)
Unrealized gain (loss)	(9,068)	(2,730)	(66,600)	(3,003)	93	(7,379)	24,497

Net gain (loss) on investments	(14,784)	(21,060)	(50,154)	(3,033)	(2,221)	1,027	8,969

Net increase (decrease) in contract owners’ equity from operations	$(16,013)	$(21,819)	$7,577	$(3,463)	$(2,256)	$309	$8,492

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	International Equity Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$934	$200	$24	$5,192	$0	$172
Risk and administrative expense (note 2)	(829)	(134)	(60)	(3,864)	(2,209)	(104)

Net investment activity	105	66	(36)	1,328	(2,209)	68

Reinvested capital gains	0	0	0	0	14,290	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,008)	(294)	99	11,290	(8,751)	50
Unrealized gain (loss)	(3,471)	496	(293)	(91,218)	(35,780)	(445)

Net gain (loss) on investments	(6,479)	202	(194)	(79,928)	(44,531)	(395)

Net increase (decrease) in contract owners’ equity from operations	$(6,374)	$268	$(230)	$(78,600)	$(32,450)	$(327)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$227	$5,674	$168	$1,853	$355
Risk and administrative expense (note 2)	(11,316)	(7,763)	(1,273)	(706)	(286)

Net investment activity	(11,089)	(2,089)	(1,105)	1,147	69

Reinvested capital gains	1,781	0	415	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36,437	(19,239)	906	(1,463)	(190)
Unrealized gain (loss)	(151,885)	(4,892)	(3,146)	100	1,503

Net gain (loss) on investments	(115,448)	(24,131)	(2,240)	(1,363)	1,313

Net increase (decrease) in contract owners’ equity from operations	$(124,756)	$(26,220)	$(2,930)	$(216)	$1,382

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Janus Aspen Series - Service Shares				MFS Variable Insurance Trust - Service Class
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Overseas Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$127	$85	$11,182	$1,197	$0	$5	$0	$4,970
Risk and administrative expense (note 2)	(332)	(169)	(5,129)	(3,398)	(171)	(19)	(44)	(2,040)

Net investment activity	(205)	(84)	6,053	(2,201)	(171)	(14)	(44)	2,930

Reinvested capital gains	0	0	25,418	3,148	1,953	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,608)	(630)	23,808	12,032	32	7	22	(77)
Unrealized gain (loss)	(922)	(1,906)	(53,801)	(130,896)	(3,618)	(5)	(43)	(615)

Net gain (loss) on investments	(2,530)	(2,536)	(29,993)	(118,864)	(3,586)	2	(21)	(692)

Net increase (decrease) in contract owners’ equity from operations	$(2,735)	$(2,620)	$1,478	$(117,917)	$(1,804)	$(12)	$(65)	$2,238

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	J.P. Morgan Insurance Trust - Class I		PIMCO Variable Insurance Trust - Administrative Shares
	Small Cap Core Subaccount	Mid Cap Value Subaccount	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn Strategy Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$30	$1,737	$7,788	$10,599	$4,749	$4,925
Risk and administrative expense (note 2)	(198)	(1,208)	(3,813)	(4,040)	(1,940)	(319)

Net investment activity	(168)	529	3,975	6,559	2,809	4,606

Reinvested capital gains	0	0	11,053	5,618	4,154	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	325	12,401	5,114	2,405	1,911	(102)
Unrealized gain (loss)	(2,055)	(14,621)	16,717	(4,033)	2,672	(7,710)

Net gain (loss) on investments	(1,730)	(2,220)	21,831	(1,628)	4,583	(7,812)

Net increase (decrease) in contract owners’ equity from operations	$(1,898)	$(1,691)	$36,859	$10,549	$11,546	$(3,206)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Calvert Variable Series, Inc.	The Prudential Series Fund, Inc. - Class II		Dreyfus Variable Investment Fund- Service Shares	Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$95	$1,017	$3,079
Risk and administrative expense (note 2)	(409)	(896)	(15)	(66)	(3,230)	(1,473)

Net investment activity	(409)	(896)	(15)	29	(2,213)	1,606

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	135	5,669	(1)	(126)	6,346	4,331
Unrealized gain (loss)	(609)	(6,501)	(325)	629	(22,525)	(23,317)

Net gain (loss) on investments	(474)	(832)	(326)	503	(16,179)	(18,986)

Net increase (decrease) in contract owners’ equity from operations	$(883)	$(1,728)	$(341)	$532	$(18,392)	$(17,380)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco Van Kampen V.I. Intl Growth Equity Series II Subaccount (note 4)	Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$828	$191	$0	$575	$0
Risk and administrative expense (note 2)	(173)	(372)	(36)	(54)	(93)

Net investment activity	655	(181)	(36)	521	(93)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(974)	(137)	391	4,219	(220)
Unrealized gain (loss)	1,206	1,865	(294)	(3,247)	(2,243)

Net gain (loss) on investments	232	1,728	97	972	(2,463)

Net increase (decrease) in contract owners’ equity from operations	$887	$1,547	$61	$1,493	$(2,556)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Regency Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$17,034	$0	$1,324	$79	$2
Risk and administrative expense (note 2)	(2,654)	(122)	(727)	(200)	(85)

Net investment activity	14,380	(122)	597	(121)	(83)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,954)	68	(1,726)	25	(52)
Unrealized gain (loss)	(2,952)	(684)	(7,011)	(1,450)	(644)

Net gain (loss) on investments	(10,906)	(616)	(8,737)	(1,425)	(696)

Net increase (decrease) in contract owners’ equity from operations	$3,474	$(738)	$(8,140)	$(1,546)	$(779)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2011

	Ivy Funds Variable Insurance Portfolios, Inc.			Legg Mason Partners Variable Equity Trust - Class I
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Total Subaccounts
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,557	$0	$0	$23	$236,241
Risk and administrative expense (note 2)	(1,372)	(334)	(262)	0	(381,785)

Net investment activity	185	(334)	(262)	23	(145,544)

Reinvested capital gains	0	0	2,008	0	115,329

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	152	(1,690)	(6,287)	0	170,741
Unrealized gain (loss)	(11,467)	(7,070)	(3,644)	14	(1,522,913)

Net gain (loss) on investments	(11,315)	(8,760)	(9,931)	14	(1,352,172)

Net increase (decrease) in contract owners’ equity from operations	$(11,130)	$(9,094)	$(8,185)	$37	$(1,382,387)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,596)	$(51,033)	$(12,773)	$(443,012)	$(23,685)	$(25,749)	$3,485	$(99,340)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(355,170)	(356,575)	105	(7)	59,077	85,502	6,291	(40,378)
Unrealized gain (loss)	147,873	804,624	0	0	80,769	106,372	(148,255)	397,601

Net increase (decrease) in contract owners’ equity from operations	(213,893)	397,016	(12,668)	(443,019)	116,161	166,125	(138,479)	257,883

Equity transactions:
Contract purchase payments	21,931	44,668	21,052	16,123	43,910	65,951	11,345	39,197
Transfers (to) and from other subaccounts	(54,716)	(153,117)	848,286	158,127	(31,587)	6,752	(102,077)	(159,960)
Transfers (to) and from fixed dollar contract	(82,772)	(112,119)	(519,881)	(50,457)	(8,369)	(179,306)	(26,021)	(94,532)
Withdrawals and surrenders	(947,605)	(526,139)	(181,337)	(508,859)	(180,211)	(207,727)	(363,264)	(169,503)
Surrender charges (note 2)	(1,159)	(1,784)	(453)	(1,195)	(46)	(34)	(1,299)	(330)
Annual contract charges (note 2)	(4,094)	(4,879)	(546)	(775)	(527)	(760)	(1,975)	(2,457)
Annuity and death benefit payments	(114,220)	(133,353)	(89,445)	(29,262)	(38,521)	(59,757)	(164,052)	(47,821)

Net equity transactions	(1,182,635)	(886,723)	77,676	(416,298)	(215,351)	(374,881)	(647,343)	(435,406)

Net change in contract owners’ equity	(1,396,528)	(489,707)	65,008	(859,317)	(99,190)	(208,756)	(785,822)	(177,523)
Contract owners’ equity:
Beginning of period	6,017,777	6,507,484	962,915	1,822,232	2,309,103	2,517,859	3,278,599	3,456,122

End of period	$4,621,249	$6,017,777	$1,027,923	$962,915	$2,209,913	$2,309,103	$2,492,777	$3,278,599

Change in units:
Beginning units	152,111	180,503	41,241	62,876	63,738	75,431	96,247	109,570

Units purchased	690	1,073	76,366	21,929	1,171	2,534	2,207	1,301
Units redeemed	(31,204)	(29,465)	(71,725)	(43,564)	(8,443)	(14,227)	(21,823)	(14,624)

Ending units	121,597	152,111	45,882	41,241	56,466	63,738	76,631	96,247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26,432)	$(30,403)	$(17,043)	$(23,285)	$(16,257)	$(15,370)	$(10,448)	$(12,745)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(47,621)	(111,973)	199,238	193,874	(12,233)	(66,501)	112,414	78,779
Unrealized gain (loss)	(312,773)	565,192	(236,694)	238,937	2,381	397,419	(258,007)	131,617

Net increase (decrease) in contract owners’ equity from operations	(386,826)	422,816	(54,499)	409,526	(26,109)	315,548	(156,041)	197,651

Equity transactions:
Contract purchase payments	3,243	6,679	13,630	15,552	6,533	2,540	28,804	25,559
Transfers (to) and from other subaccounts	(238,876)	(61,392)	(23,602)	(106,781)	(24,134)	(1,157)	(171,041)	11,589
Transfers (to) and from fixed dollar contract	(54,652)	(78,628)	(46,409)	(236,283)	(23,588)	(40,551)	(34,396)	(44,830)
Withdrawals and surrenders	(402,424)	(296,335)	(282,415)	(396,431)	(149,651)	(188,989)	(117,748)	(327,128)
Surrender charges (note 2)	(2,247)	(313)	(267)	(553)	(469)	(225)	(464)	(321)
Annual contract charges (note 2)	(1,810)	(2,253)	(1,265)	(1,484)	(1,009)	(1,083)	(441)	(532)
Annuity and death benefit payments	(27,824)	(60,729)	(129,352)	(24,148)	(73,930)	(7,769)	(728)	(5,005)

Net equity transactions	(724,590)	(492,971)	(469,680)	(750,128)	(266,248)	(237,234)	(296,014)	(340,668)

Net change in contract owners’ equity	(1,111,416)	(70,155)	(524,179)	(340,602)	(292,357)	78,314	(452,055)	(143,017)
Contract owners’ equity:
Beginning of period	3,065,014	3,135,169	2,883,761	3,224,363	1,645,691	1,567,377	1,196,995	1,340,012

End of period	$1,953,598	$3,065,014	$2,359,582	$2,883,761	$1,353,334	$1,645,691	$744,940	$1,196,995

Change in units:
Beginning units	153,059	180,637	84,595	109,789	57,183	66,771	38,854	51,523

Units purchased	164	1,263	2,987	1,458	625	136	2,857	4,056
Units redeemed	(37,102)	(28,841)	(16,105)	(26,652)	(9,605)	(9,724)	(11,534)	(16,725)

Ending units	116,121	153,059	71,477	84,595	48,203	57,183	30,177	38,854

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500 Index Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,783)	$(1,842)	$(3,133)	$(3,899)	$(12,586)	$(14,632)	$(45,937)	$1,469
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,627)	(11,907)	257	(13,915)	57,931	39,196	9,703	(39,469)
Unrealized gain (loss)	(7,191)	26,956	5,536	105,908	(99,565)	220,209	6,606	378,854

Net increase (decrease) in contract owners’ equity from operations	(10,601)	13,207	2,660	88,094	(54,220)	244,773	(29,628)	340,854

Equity transactions:
Contract purchase payments	2,463	2,445	190	271	1,562	307	67,200	61,468
Transfers (to) and from other subaccounts	1,720	0	3,211	(30,494)	(4,147)	(142,667)	(15,252)	(18,469)
Transfers (to) and from fixed dollar contract	0	0	(24,190)	(4,443)	(47,951)	(41,645)	(87,646)	(108,081)
Withdrawals and surrenders	(13,328)	(45,384)	(9,486)	(126,801)	(210,740)	(208,948)	(229,842)	(321,083)
Surrender charges (note 2)	(144)	(102)	(50)	(79)	(292)	(181)	(222)	(426)
Annual contract charges (note 2)	(157)	(180)	(159)	(236)	(1,055)	(1,277)	(1,222)	(1,446)
Annuity and death benefit payments	(323)	(942)	(221)	(194)	(26,803)	(61,682)	(55,919)	(33,697)

Net equity transactions	(9,769)	(44,163)	(30,705)	(161,976)	(289,426)	(456,093)	(322,903)	(421,734)

Net change in contract owners’ equity	(20,370)	(30,956)	(28,045)	(73,882)	(343,646)	(211,320)	(352,531)	(80,880)
Contract owners’ equity:
Beginning of period	175,866	206,822	303,158	377,040	1,456,673	1,667,993	2,746,227	2,827,107

End of period	$155,496	$175,866	$275,113	$303,158	$1,113,027	$1,456,673	$2,393,696	$2,746,227

Change in units:
Beginning units	20,782	26,349	17,981	28,770	61,345	83,248	148,839	173,725

Units purchased	483	332	182	19	145	17	3,455	3,974
Units redeemed	(1,708)	(5,899)	(2,114)	(10,808)	(12,629)	(21,920)	(21,126)	(28,860)

Ending units	19,557	20,782	16,049	17,981	48,861	61,345	131,168	148,839

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100 Index Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(193)	$1,594	$(2,674)	$(3,309)	$(882)	$(844)	$(255)	$(263)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,428	(71)	28,593	22,923	4,033	1,813	1,462	1,950
Unrealized gain (loss)	3,455	7,340	(14,037)	20,149	(5,299)	22,286	(407)	3,449

Net increase (decrease) in contract owners’ equity from operations	4,690	8,863	11,882	39,763	(2,148)	23,255	800	5,136

Equity transactions:
Contract purchase payments	0	0	18	72	225	525	0	0
Transfers (to) and from other subaccounts	931	(13,786)	3,128	635	5,905	(606)	0	0
Transfers (to) and from fixed dollar contract	(49,173)	0	(2,732)	701	0	(1,480)	0	0
Withdrawals and surrenders	0	(5,349)	(73,672)	(76,030)	(8,687)	(18,650)	(3,040)	(7,265)
Surrender charges (note 2)	0	0	(67)	(2)	(216)	(201)	0	(67)
Annual contract charges (note 2)	(50)	(49)	(176)	(159)	(54)	(71)	(35)	(33)
Annuity and death benefit payments	(634)	(168)	(15,037)	(1,868)	0	(1,712)	(390)	(1,254)

Net equity transactions	(48,926)	(19,352)	(88,538)	(76,651)	(2,827)	(22,195)	(3,465)	(8,619)

Net change in contract owners’ equity	(44,236)	(10,489)	(76,656)	(36,888)	(4,975)	1,060	(2,665)	(3,483)
Contract owners’ equity:
Beginning of period	77,295	87,784	303,121	340,009	83,452	82,392	34,545	38,028

End of period	$33,059	$77,295	$226,465	$303,121	$78,477	$83,452	$31,880	$34,545

Change in units:
Beginning units	7,784	9,760	16,147	20,418	6,695	8,916	6,797	8,817

Units purchased	86	0	862	1,749	800	51	0	0
Units redeemed	(4,934)	(1,976)	(5,453)	(6,020)	(981)	(2,272)	(651)	(2,020)

Ending units	2,936	7,784	11,556	16,147	6,514	6,695	6,146	6,797

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(29)	$(24)	$(337)	$(281)	$86	$44
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	12	99	2,501	39	12	561
Unrealized gain (loss)	(496)	761	(5,161)	8,031	22	349

Net increase (decrease) in contract owners’ equity from operations	(513)	836	(2,997)	7,789	120	954

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	783	(8,461)	15,888	0	(6,145)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	(2,172)	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	0	0	(4)	(3)	(12)	(13)
Annuity and death benefit payments	(73)	(74)	0	0	0	0

Net equity transactions	(73)	(1,463)	(8,465)	15,885	(12)	(6,158)

Net change in contract owners’ equity	(586)	(627)	(11,462)	23,674	108	(5,204)
Contract owners’ equity:
Beginning of period	6,459	7,086	41,318	17,644	10,138	15,342

End of period	$5,873	$6,459	$29,856	$41,318	$10,246	$10,138

Change in units:
Beginning units	478	588	3,288	1,728	841	1,352

Units purchased	0	69	0	1,560	0	0
Units redeemed	(5)	(179)	(639)	0	(1)	(511)

Ending units	473	478	2,649	3,288	840	841

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Income Opportunity Subaccount	Target Equity/Income Subaccount		Bristol Growth Subaccount
	2011	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24)	$18	$(8)	$(66)	$(40)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	(1)	(18)	(1,548)	11	(1)
Unrealized gain (loss)	(131)	(450)	2,556	(242)	913

Net increase (decrease) in contract owners’ equity from operations	(156)	(450)	1,000	(297)	872

Equity transactions:
Contract purchase payments	0	0	0	0	0
Transfers (to) and from other subaccounts	6,535	0	0	0	10,109
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	0	0	(3,925)	0	0
Surrender charges (note 2)	0	0	(10)	0	0
Annual contract charges (note 2)	0	(15)	(27)	(6)	(6)
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	6,535	(15)	(3,962)	(6)	10,103

Net change in contract owners’ equity	6,379	(465)	(2,962)	(303)	10,975
Contract owners’ equity:
Beginning of period	0	3,733	6,695	10,975	0

End of period	$6,379	$3,268	$3,733	$10,672	$10,975

Change in units:
Beginning units	0	425	928	1,153	0

Units purchased	614	0	0	0	1,154
Units redeemed	0	(2)	(503)	(1)	(1)

Ending units	614	423	425	1,152	1,153

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 10 Portfolios
	First Quarter Subaccount		Second Quarter Subaccount		Fourth Quarter Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(135)	$(447)	$(103)	$(336)	$(99)	$(324)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	12,582	62	7,291	13	9,634	47
Unrealized gain (loss)	(10,444)	7,034	(5,151)	6,327	(7,963)	5,690

Net increase (decrease) in contract owners’ equity from operations	2,003	6,649	2,037	6,004	1,572	5,413

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(47,565)	0	(36,583)	0	(34,882)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(15)	(15)	0	(8)	0	(8)
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	(47,580)	(15)	(36,583)	(8)	(34,882)	(8)

Net change in contract owners’ equity	(45,577)	6,634	(34,546)	5,996	(33,310)	5,405
Contract owners’ equity:
Beginning of period	45,577	38,943	34,546	28,550	33,310	27,905

End of period	$0	$45,577	$0	$34,546	$0	$33,310

Change in units:
Beginning units	4,267	4,269	2,636	2,637	2,417	2,418

Units purchased	0	0	0	0	0	0
Units redeemed	(4,267)	(2)	(2,636)	(1)	(2,417)	(1)

Ending units	0	4,267	0	2,636	0	2,417

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 5 Portfolios
	First Quarter Subaccount		Second Quarter Subaccount		Fourth Quarter Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(133)	$(453)	$(95)	$(317)	$(87)	$(286)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	10,300	55	4,197	(7)	3,759	(7)
Unrealized gain (loss)	(8,123)	4,781	(2,505)	4,088	(2,335)	3,500

Net increase (decrease) in contract owners’ equity from operations	2,044	4,383	1,597	3,764	1,337	3,207

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(46,535)	0	(33,580)	0	(30,278)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(15)	(15)	0	(7)	0	(6)
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	(46,550)	(15)	(33,580)	(7)	(30,278)	(6)

Net change in contract owners’ equity	(44,506)	4,368	(31,983)	3,757	(28,941)	3,201
Contract owners’ equity:
Beginning of period	44,506	40,138	31,983	28,226	28,941	25,740

End of period	$0	$44,506	$0	$31,983	$0	$28,941

Change in units:
Beginning units	4,038	4,040	2,650	2,651	2,289	2,290

Units purchased	0	0	0	0	0	0
Units redeemed	(4,038)	(2)	(2,650)	(1)	(2,289)	(1)

Ending units	0	4,038	0	2,650	0	2,289

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,229)	$(135)	$(759)	$(921)	$12,240	$16,813
Reinvested capital gains	0	0	0	0	45,491	0
Realized gain (loss)	(5,716)	(26,459)	(18,330)	(38,097)	16,446	10,350
Unrealized gain (loss)	(9,068)	61,541	(2,730)	67,274	(66,600)	39,072

Net increase (decrease) in contract owners’ equity from operations	(16,013)	34,947	(21,819)	28,256	7,577	66,235

Equity transactions:
Contract purchase payments	447	573	1,545	6,056	18,635	29,881
Transfers (to) and from other subaccounts	0	0	0	(2,778)	5,191	114,318
Transfers (to) and from fixed dollar contract	(1,041)	(5,761)	(1,009)	0	0	(20,276)
Withdrawals and surrenders	(35,440)	(75,507)	(54,627)	(84,056)	(123,789)	(73,212)
Surrender charges (note 2)	(117)	(32)	(167)	(22)	(114)	(211)
Annual contract charges (note 2)	(128)	(176)	(124)	(152)	(421)	(523)
Annuity and death benefit payments	(376)	(30,395)	(220)	(17,857)	(19,513)	(45,916)

Net equity transactions	(36,655)	(111,298)	(54,602)	(98,809)	(120,011)	4,061

Net change in contract owners’ equity	(52,668)	(76,351)	(76,421)	(70,553)	(112,434)	70,296
Contract owners’ equity:
Beginning of period	266,389	342,740	179,847	250,400	984,374	914,078

End of period	$213,721	$266,389	$103,426	$179,847	$871,940	$984,374

Change in units:
Beginning units	31,403	45,757	19,872	31,746	61,335	60,974

Units purchased	54	1,495	179	753	1,919	10,296
Units redeemed	(4,578)	(15,849)	(6,675)	(12,627)	(9,251)	(9,935)

Ending units	26,879	31,403	13,376	19,872	54,003	61,335

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Wells Fargo Advantage Variable Trust Funds						The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount		U.S. Real Estate Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(430)	$(159)	$(35)	$(38)	$(718)	$(818)	$(477)	$2,778
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(30)	(9,466)	(2,314)	(38,258)	8,406	6,281	(15,528)	(27,872)
Unrealized gain (loss)	(3,003)	23,141	93	47,998	(7,379)	18,608	24,497	86,109

Net increase (decrease) in contract owners’ equity from operations	(3,463)	13,516	(2,256)	9,702	309	24,071	8,492	61,015

Equity transactions:
Contract purchase payments	0	0	0	0	0	22	528	428
Transfers (to) and from other subaccounts	0	(9,921)	0	0	0	(1,850)	(3,108)	(6,481)
Transfers (to) and from fixed dollar contract	0	0	(9,030)	(193,432)	(6,951)	(11,908)	(16,228)	(5,579)
Withdrawals and surrenders	0	(36,676)	0	(6,154)	(11,588)	(3,261)	(12,790)	(23,423)
Surrender charges (note 2)	0	(109)	0	0	(8)	(1)	(8)	(248)
Annual contract charges (note 2)	(9)	(26)	(12)	(12)	(60)	(63)	(106)	(108)
Annuity and death benefit payments	0	(156)	0	(104)	0	(99)	(2,699)	(3,631)

Net equity transactions	(9)	(46,888)	(9,042)	(199,702)	(18,607)	(17,160)	(34,411)	(39,042)

Net change in contract owners’ equity	(3,472)	(33,372)	(11,298)	(190,000)	(18,298)	6,911	(25,919)	21,973
Contract owners’ equity:
Beginning of period	54,077	87,449	18,686	208,686	82,350	75,439	250,116	228,143

End of period	$50,605	$54,077	$7,388	$18,686	$64,052	$82,350	$224,197	$250,116

Change in units:
Beginning units	3,125	6,219	1,055	13,417	7,459	9,153	7,538	8,840

Units purchased	0	0	0	0	0	2	119	288
Units redeemed	(1)	(3,094)	(600)	(12,362)	(1,632)	(1,696)	(1,214)	(1,590)

Ending units	3,124	3,125	455	1,055	5,827	7,459	6,443	7,538

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$105	$(365)	$66	$43	$(36)	$(50)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(3,008)	(7,542)	(294)	(1,463)	99	196
Unrealized gain (loss)	(3,471)	17,269	496	3,022	(293)	576

Net increase (decrease) in contract owners’ equity from operations	(6,374)	9,362	268	1,602	(230)	722

Equity transactions:
Contract purchase payments	556	556	0	0	127	127
Transfers (to) and from other subaccounts	(1,423)	4,590	0	0	0	1,709
Transfers (to) and from fixed dollar contract	0	0	0	0	(1,020)	0
Withdrawals and surrenders	(16,712)	(28,492)	(695)	(8,041)	0	(3,206)
Surrender charges (note 2)	0	(476)	0	(3)	0	(1)
Annual contract charges (note 2)	(50)	(60)	(6)	(13)	(19)	(19)
Annuity and death benefit payments	(3,554)	(5,896)	(2,827)	(106)	0	0

Net equity transactions	(21,183)	(29,778)	(3,528)	(8,163)	(912)	(1,390)

Net change in contract owners’ equity	(27,557)	(20,416)	(3,260)	(6,561)	(1,142)	(668)
Contract owners’ equity:
Beginning of period	98,138	118,554	14,551	21,112	6,162	6,830

End of period	$70,581	$98,138	$11,291	$14,551	$5,020	$6,162

Change in units:
Beginning units	8,283	11,039	1,581	2,568	655	801

Units purchased	445	520	0	0	14	224
Units redeemed	(2,271)	(3,276)	(393)	(987)	(116)	(370)

Ending units	6,457	8,283	1,188	1,581	553	655

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		International Equity Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,328	$691	$(2,209)	$(1,497)	$68	$46
Reinvested capital gains	0	0	14,290	17,009	0	0
Realized gain (loss)	11,290	6,050	(8,751)	(6,018)	50	(398)
Unrealized gain (loss)	(91,218)	90,055	(35,780)	34,113	(445)	1,456

Net increase (decrease) in contract owners’ equity from operations	(78,600)	96,796	(32,450)	43,607	(327)	1,104

Equity transactions:
Contract purchase payments	768	1,847	4,875	11,134	250	600
Transfers (to) and from other subaccounts	(66,606)	(2,173)	196	1,022	0	(3,468)
Transfers (to) and from fixed dollar contract	(53,787)	(1,581)	(11,573)	0	0	0
Withdrawals and surrenders	(64,874)	(57,627)	(8,324)	(93,496)	(5,915)	0
Surrender charges (note 2)	(704)	(504)	(491)	(793)	(193)	0
Annual contract charges (note 2)	(254)	(276)	(115)	(157)	0	(7)
Annuity and death benefit payments	(11,616)	(4,056)	(53)	(53)	(138)	(142)

Net equity transactions	(197,073)	(64,370)	(15,485)	(82,343)	(5,996)	(3,017)

Net change in contract owners’ equity	(275,673)	32,426	(47,935)	(38,736)	(6,323)	(1,913)
Contract owners’ equity:
Beginning of period	507,239	474,813	224,616	263,352	14,408	16,321

End of period	$231,566	$507,239	$176,681	$224,616	$8,085	$14,408

Change in units:
Beginning units	12,966	14,738	9,484	13,668	1,308	1,565

Units purchased	778	1,392	2,465	638	22	219
Units redeemed	(6,458)	(3,164)	(3,694)	(4,822)	(534)	(476)

Ending units	7,286	12,966	8,255	9,484	796	1,308

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund Subaccount		VIP Growth Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,089)	$(10,552)	$(2,089)	$(1,114)	$(1,105)	$(1,157)
Reinvested capital gains	1,781	3,742	0	358	415	373
Realized gain (loss)	36,437	1,929	(19,239)	(108,422)	906	(3,316)
Unrealized gain (loss)	(151,885)	270,448	(4,892)	229,047	(3,146)	26,561

Net increase (decrease) in contract owners’ equity from operations	(124,756)	265,567	(26,220)	119,869	(2,930)	22,461

Equity transactions:
Contract purchase payments	585	459	857	802	139	218
Transfers (to) and from other subaccounts	10,313	37,905	21,783	(40,363)	22,249	9,327
Transfers (to) and from fixed dollar contract	13,232	(15,118)	(35,591)	(26,268)	0	(4,213)
Withdrawals and surrenders	(124,074)	(241,351)	(141,128)	(301,680)	(2,955)	(50,522)
Surrender charges (note 2)	(26)	(1,716)	(78)	(935)	(30)	(13)
Annual contract charges (note 2)	(342)	(406)	(265)	(270)	(36)	(43)
Annuity and death benefit payments	(46,515)	(4,544)	(2,518)	(8,391)	0	0

Net equity transactions	(146,827)	(224,771)	(156,940)	(377,105)	19,367	(45,246)

Net change in contract owners’ equity	(271,583)	40,796	(183,160)	(257,236)	16,437	(22,785)
Contract owners’ equity:
Beginning of period	1,190,986	1,150,190	842,130	1,099,366	109,201	131,986

End of period	$919,403	$1,190,986	$658,970	$842,130	$125,638	$109,201

Change in units:
Beginning units	47,706	58,623	62,312	94,144	15,362	22,805

Units purchased	3,216	2,216	2,682	327	3,254	1,682
Units redeemed	(9,187)	(13,133)	(14,362)	(32,159)	(796)	(9,125)

Ending units	41,735	47,706	50,632	62,312	17,820	15,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,147	$492	$69	$37
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(1,463)	(7,547)	(190)	105
Unrealized gain (loss)	100	15,451	1,503	1,550

Net increase (decrease) in contract owners’ equity from operations	(216)	8,396	1,382	1,692

Equity transactions:
Contract purchase payments	15	10	0	0
Transfers (to) and from other subaccounts	7,779	10,820	28,255	13,027
Transfers (to) and from fixed dollar contract	0	(7,775)	0	0
Withdrawals and surrenders	(593)	(11,063)	0	(2,807)
Surrender charges (note 2)	0	(1)	0	0
Annual contract charges (note 2)	(49)	(49)	(13)	(3)
Annuity and death benefit payments	(407)	(540)	0	0

Net equity transactions	6,745	(8,598)	28,242	10,217

Net change in contract owners’ equity	6,529	(202)	29,624	11,909
Contract owners’ equity:
Beginning of period	71,202	71,404	12,266	357

End of period	$77,731	$71,202	$41,890	$12,266

Change in units:
Beginning units	6,194	7,030	1,320	49

Units purchased	1,471	1,310	3,502	1,607
Units redeemed	(956)	(2,146)	(598)	(336)

Ending units	6,709	6,194	4,224	1,320

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(205)	$(220)	$(84)	$(221)	$6,053	$7,131	$(2,201)	$(2,006)
Reinvested capital gains	0	0	0	0	25,418	0	3,148	0
Realized gain (loss)	(1,608)	(323)	(630)	(11,064)	23,808	2,466	12,032	1,941
Unrealized gain (loss)	(922)	4,405	(1,906)	13,912	(53,801)	22,175	(130,896)	91,467

Net increase (decrease) in contract owners’ equity from operations	(2,735)	3,862	(2,620)	2,627	1,478	31,772	(117,917)	91,402

Equity transactions:
Contract purchase payments	792	792	0	0	14,195	11,994	0	0
Transfers (to) and from other subaccounts	0	0	0	0	11,802	55,878	(38,479)	24,518
Transfers (to) and from fixed dollar contract	0	0	(1,638)	(40,528)	0	0	509	(5,683)
Withdrawals and surrenders	(10,241)	(2,859)	(1,198)	0	(2,904)	(16,196)	(82,275)	(50,886)
Surrender charges (note 2)	(6)	(43)	(3)	0	(6)	(5)	(219)	(177)
Annual contract charges (note 2)	(46)	(65)	(21)	(52)	(230)	(237)	(133)	(167)
Annuity and death benefit payments	(91)	(90)	(100)	(99)	(538)	(3,203)	(1,804)	(1,449)

Net equity transactions	(9,592)	(2,265)	(2,960)	(40,679)	22,319	48,231	(122,401)	(33,844)

Net change in contract owners’ equity	(12,327)	1,597	(5,580)	(38,052)	23,797	80,003	(240,318)	57,558
Contract owners’ equity:
Beginning of period	32,054	30,457	19,186	57,238	485,626	405,623	463,642	406,084

End of period	$19,727	$32,054	$13,606	$19,186	$509,423	$485,626	$223,324	$463,642

Change in units:
Beginning units	4,721	5,070	2,978	10,227	33,807	30,185	11,637	12,622

Units purchased	119	129	0	0	15,130	5,027	179	1,312
Units redeemed	(1,733)	(478)	(507)	(7,249)	(13,575)	(1,405)	(3,450)	(2,297)

Ending units	3,107	4,721	2,471	2,978	35,362	33,807	8,366	11,637

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	MFS Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(171)	$(139)	$(14)	$(13)	$(44)	$(118)	$2,930	$4,605
Reinvested capital gains	1,953	0	0	0	0	0	0	0
Realized gain (loss)	32	7	7	5	22	(1,503)	(77)	(5,263)
Unrealized gain (loss)	(3,618)	4,131	(5)	176	(43)	3,690	(615)	20,568

Net increase (decrease) in contract owners’ equity from operations	(1,804)	3,999	(12)	168	(65)	2,069	2,238	19,910

Equity transactions:
Contract purchase payments	127	127	0	0	0	0	139	153
Transfers (to) and from other subaccounts	0	0	0	0	3,292	0	(2,000)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	(4,696)	(8,872)
Withdrawals and surrenders	0	0	0	0	0	(10,343)	(14,450)	(40,249)
Surrender charges (note 2)	0	0	0	0	0	(98)	(80)	(27)
Annual contract charges (note 2)	(24)	(24)	(6)	(6)	(3)	(5)	(70)	(92)
Annuity and death benefit payments	0	0	0	0	(823)	(799)	(23,021)	(6,784)

Net equity transactions	103	103	(6)	(6)	2,466	(11,245)	(44,178)	(55,871)

Net change in contract owners’ equity	(1,701)	4,102	(18)	162	2,401	(9,176)	(41,940)	(35,961)
Contract owners’ equity:
Beginning of period	15,627	11,525	1,704	1,542	4,060	13,236	236,076	272,037

End of period	$13,926	$15,627	$1,686	$1,704	$6,461	$4,060	$194,136	$236,076

Change in units:
Beginning units	951	943	148	149	442	1,861	17,230	21,583

Units purchased	8	10	0	0	412	0	10	12
Units redeemed	(2)	(2)	(1)	(1)	(90)	(1,419)	(3,171)	(4,365)

Ending units	957	951	147	148	764	442	14,069	17,230

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(168)	$(145)	$529	$190
Reinvested capital gains	0	0	0	0
Realized gain (loss)	325	43	12,401	17,877
Unrealized gain (loss)	(2,055)	3,928	(14,621)	9,113

Net increase (decrease) in contract owners’ equity from operations	(1,898)	3,826	(1,691)	27,180

Equity transactions:
Contract purchase payments	0	0	425	456
Transfers (to) and from other subaccounts	6,000	0	5,999	(4,471)
Transfers (to) and from fixed dollar contract	(1,153)	0	(33,079)	(2,192)
Withdrawals and surrenders	0	0	(10,914)	(28,965)
Surrender charges (note 2)	0	0	(2)	(3)
Annual contract charges (note 2)	(1)	(1)	(60)	(60)
Annuity and death benefit payments	0	0	(335)	(4,589)

Net equity transactions	4,846	(1)	(37,966)	(39,824)

Net change in contract owners’ equity	2,948	3,825	(39,657)	(12,644)
Contract owners’ equity:
Beginning of period	18,556	14,731	134,032	146,676

End of period	$21,504	$18,556	$94,375	$134,032

Change in units:
Beginning units	1,118	1,118	6,218	8,297

Units purchased	329	0	292	24
Units redeemed	(77)	0	(2,194)	(2,103)

Ending units	1,370	1,118	4,316	6,218

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityReal Return Strategy Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,975	$1,684	$6,559	$5,672	$2,809	$3,187	$4,606	$1,660
Reinvested capital gains	11,053	3,342	5,618	13,208	4,154	4,207	0	309
Realized gain (loss)	5,114	6,927	2,405	4,259	1,911	(142)	(102)	(1,003)
Unrealized gain (loss)	16,717	16,999	(4,033)	1,759	2,672	10,104	(7,710)	1,142

Net increase (decrease) in contract owners’ equity from operations	36,859	28,952	10,549	24,898	11,546	17,356	(3,206)	2,108

Equity transactions:
Contract purchase payments	0	3	417	417	417	417	0	0
Transfers (to) and from other subaccounts	(2,505)	27,331	(14,364)	91,227	10,929	879	8,147	40,017
Transfers (to) and from fixed dollar contract	0	(5,987)	0	1,904	(2,614)	1,684	0	0
Withdrawals and surrenders	(29,087)	(61,749)	(35,556)	(31,465)	(5,972)	(50,226)	(959)	(13,424)
Surrender charges (note 2)	(9)	(273)	(13)	(168)	(8)	(41)	0	0
Annual contract charges (note 2)	(287)	(329)	(155)	(144)	(337)	(350)	(23)	(35)
Annuity and death benefit payments	(4,716)	(46,403)	(7,992)	(15,087)	(3,243)	(3,171)	(55)	(50)

Net equity transactions	(36,604)	(87,407)	(57,663)	46,684	(828)	(50,808)	7,110	26,508

Net change in contract owners’ equity	255	(58,455)	(47,114)	71,582	10,718	(33,452)	3,904	28,616
Contract owners’ equity:
Beginning of period	379,837	438,292	436,027	364,445	176,845	210,297	28,616	0

End of period	$380,092	$379,837	$388,913	$436,027	$187,563	$176,845	$32,520	$28,616

Change in units:
Beginning units	24,164	29,841	27,479	24,551	10,333	13,555	1,732	0

Units purchased	1,558	4,718	113	7,381	1,562	1,560	643	3,335
Units redeemed	(3,830)	(10,395)	(3,692)	(4,453)	(1,597)	(4,782)	(224)	(1,603)

Ending units	21,892	24,164	23,900	27,479	10,298	10,333	2,151	1,732

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Calvert Variable Series, Inc.		The Prudential Series Fund, Inc. - Class II
	VP SRI Equity Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(409)	$(405)	$(896)	$(1,165)	$(15)	$(3)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	135	2,770	5,669	(343)	(1)	31
Unrealized gain (loss)	(609)	2,605	(6,501)	7,737	(325)	(48)

Net increase (decrease) in contract owners’ equity from operations	(883)	4,970	(1,728)	6,229	(341)	(20)

Equity transactions:
Contract purchase payments	0	0	180	240	0	0
Transfers (to) and from other subaccounts	0	0	(4,917)	(947)	3,888	0
Transfers (to) and from fixed dollar contract	0	0	(1,478)	(2,671)	0	0
Withdrawals and surrenders	0	(17,509)	(41,006)	(12,624)	0	(105)
Surrender charges (note 2)	0	(22)	(189)	(141)	0	(1)
Annual contract charges (note 2)	(48)	(56)	(67)	(82)	0	(1)
Annuity and death benefit payments	0	0	(371)	(620)	0	(494)

Net equity transactions	(48)	(17,587)	(47,848)	(16,845)	3,888	(601)

Net change in contract owners’ equity	(931)	(12,617)	(49,576)	(10,616)	3,547	(621)
Contract owners’ equity:
Beginning of period	36,612	49,229	111,424	122,040	0	621

End of period	$35,681	$36,612	$61,848	$111,424	$3,547	$0

Change in units:
Beginning units	4,285	6,661	5,403	6,295	0	44

Units purchased	0	0	46	511	224	0
Units redeemed	(6)	(2,376)	(2,283)	(1,403)	0	(44)

Ending units	4,279	4,285	3,166	5,403	224	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$29	$55	$(2,213)	$(3,098)	$1,606	$1,365
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(126)	(10)	6,346	(222)	4,331	(1,315)
Unrealized gain (loss)	629	804	(22,525)	58,069	(23,317)	37,777

Net increase (decrease) in contract owners’ equity from operations	532	849	(18,392)	54,749	(17,380)	37,827

Equity transactions:
Contract purchase payments	0	0	1,358	3,005	298	325
Transfers (to) and from other subaccounts	11,998	0	4,478	4,271	2,748	8,463
Transfers (to) and from fixed dollar contract	0	0	20,998	(4,897)	(10,396)	(1,359)
Withdrawals and surrenders	(1,358)	0	(41,402)	(117,144)	(33,706)	(1,120)
Surrender charges (note 2)	0	0	(67)	(375)	(14)	(69)
Annual contract charges (note 2)	0	(5)	(201)	(235)	(106)	(94)
Annuity and death benefit payments	(3,509)	0	(2,270)	(921)	(1,503)	(371)

Net equity transactions	7,131	(5)	(17,106)	(116,296)	(42,679)	5,775

Net change in contract owners’ equity	7,663	844	(35,498)	(61,547)	(60,059)	43,602
Contract owners’ equity:
Beginning of period	6,959	6,115	314,472	376,019	175,901	132,299

End of period	$14,622	$6,959	$278,974	$314,472	$115,842	$175,901

Change in units:
Beginning units	476	477	13,283	18,921	6,893	6,670

Units purchased	770	0	2,571	1,553	623	506
Units redeemed	(326)	(1)	(3,552)	(7,191)	(2,302)	(283)

Ending units	920	476	12,302	13,283	5,214	6,893

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		International Growth Equity Subaccount (note 4)	Capital Growth Subaccount
	2011	2010	2011	2010	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$655	$845	$(181)	$267	$235	$(36)	$(36)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	(974)	(804)	(137)	(193)	(7,569)	391	0
Unrealized gain (loss)	1,206	1,056	1,865	7,405	4,506	(294)	771

Net increase (decrease) in contract owners’ equity from operations	887	1,097	1,547	7,479	(2,828)	61	735

Equity transactions:
Contract purchase payments	0	0	0	0	50	0	0
Transfers (to) and from other subaccounts	258	0	0	0	(19,747)	584	0
Transfers (to) and from fixed dollar contract	(3,849)	0	0	0	0	0	0
Withdrawals and surrenders	(3,779)	(3,436)	0	0	0	(60)	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(2)	(2)	(10)	(10)	(2)	(4)	(4)
Annuity and death benefit payments	(1,476)	(3,498)	0	0	(26)	0	0

Net equity transactions	(8,848)	(6,936)	(10)	(10)	(19,725)	520	(4)

Net change in contract owners’ equity	(7,961)	(5,839)	1,537	7,469	(22,553)	581	731
Contract owners’ equity:
Beginning of period	15,204	21,043	34,033	26,564	22,553	4,165	3,434

End of period	$7,243	$15,204	$35,570	$34,033	$0	$4,746	$4,165

Change in units:
Beginning units	1,143	1,672	1,534	1,535	2,681	338	339

Units purchased	964	0	0	0	140	250	0
Units redeemed	(1,586)	(529)	0	(1)	(2,821)	(184)	(1)

Ending units	521	1,143	1,534	1,534	0	404	338

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. Intl Growth Equity Series II Subaccount (note 4)		Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2010	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$521	$(103)	$(93)
Reinvested capital gains	0	0	0
Realized gain (loss)	4,219	922	(220)
Unrealized gain (loss)	(3,247)	3,246	(2,243)

Net increase (decrease) in contract owners’ equity from operations	1,493	4,065	(2,556)

Equity transactions:
Contract purchase payments	40	70	50
Transfers (to) and from other subaccounts	(17,879)	20,792	20,468
Transfers (to) and from fixed dollar contract	0	(8,467)	0
Withdrawals and surrenders	0	0	(4,435)
Surrender charges (note 2)	0	0	(171)
Annual contract charges (note 2)	(3)	(14)	(10)
Annuity and death benefit payments	(25)	(72)	(71)

Net equity transactions	(17,867)	12,309	15,831

Net change in contract owners’ equity	(16,374)	16,374	13,275
Contract owners’ equity:
Beginning of period	16,374	0	0

End of period	$0	$16,374	$13,275

Change in units:
Beginning units	1,789	0	0

Units purchased	4	2,826	2,065
Units redeemed	(1,793)	(1,037)	(495)

Ending units	0	1,789	1,570

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Product Trust - Class 2
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,380	$18,468	$(122)	$(109)	$597	$659
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(7,954)	(10,643)	68	614	(1,726)	(3,138)
Unrealized gain (loss)	(2,952)	26,739	(684)	1,379	(7,011)	7,675

Net increase (decrease) in contract owners’ equity from operations	3,474	34,564	(738)	1,884	(8,140)	5,196

Equity transactions:
Contract purchase payments	180	240	0	0	556	556
Transfers (to) and from other subaccounts	(10,425)	(23,202)	0	1,305	(11,894)	6,571
Transfers (to) and from fixed dollar contract	28,741	9,882	0	1,904	(840)	0
Withdrawals and surrenders	(64,751)	(63,586)	0	(2,839)	(3,630)	(9,489)
Surrender charges (note 2)	(186)	(184)	0	0	(116)	(64)
Annual contract charges (note 2)	(123)	(163)	(12)	(13)	(26)	(35)
Annuity and death benefit payments	(5,777)	(2,785)	(127)	(126)	(561)	(48)

Net equity transactions	(52,341)	(79,798)	(139)	231	(16,511)	(2,509)

Net change in contract owners’ equity	(48,867)	(45,234)	(877)	2,115	(24,651)	2,687
Contract owners’ equity:
Beginning of period	287,048	332,282	13,006	10,891	80,867	78,180

End of period	$238,181	$287,048	$12,129	$13,006	$56,216	$80,867

Change in units:
Beginning units	22,743	29,365	1,093	1,052	6,553	6,804

Units purchased	5,135	1,913	0	321	177	1,260
Units redeemed	(9,290)	(8,535)	(12)	(280)	(1,581)	(1,511)

Ending units	18,588	22,743	1,081	1,093	5,149	6,553

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Neuberger Berman Advisers Management Trust - S Class		Franklin Templeton Variable Insurance Products Trust - Class 4
	AMT Regency Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(121)	$(102)	$(83)	$225
Reinvested capital gains	0	0	0	1
Realized gain (loss)	25	0	(52)	4
Unrealized gain (loss)	(1,450)	3,529	(644)	290

Net increase (decrease) in contract owners’ equity from operations	(1,546)	3,427	(779)	520

Equity transactions:
Contract purchase payments	816	816	0	0
Transfers (to) and from other subaccounts	0	5,055	(10,529)	10,891
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals and surrenders	0	0	0	0
Surrender charges (note 2)	0	0	0	0
Annual contract charges (note 2)	(13)	(13)	(4)	(4)
Annuity and death benefit payments	0	0	0	0

Net equity transactions	803	5,858	(10,533)	10,887

Net change in contract owners’ equity	(743)	9,285	(11,312)	11,407
Contract owners’ equity:
Beginning of period	19,686	10,401	13,113	1,706

End of period	$18,943	$19,686	$1,801	$13,113

Change in units:
Beginning units	1,960	1,292	1,406	200

Units purchased	84	669	0	1,206
Units redeemed	(2)	(1)	(1,206)	0

Ending units	2,042	1,960	200	1,406

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$185	$(5)	$(334)	$(50)	$(262)	$(2)
Reinvested capital gains	0	0	0	0	2,008	0
Realized gain (loss)	152	748	(1,690)	(52)	(6,287)	25
Unrealized gain (loss)	(11,467)	4,932	(7,070)	2,763	(3,644)	0

Net increase (decrease) in contract owners’ equity from operations	(11,130)	5,675	(9,094)	2,661	(8,185)	23

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	18,650	94,288	6,791	21,911	5,000	(23)
Transfers (to) and from fixed dollar contract	(24,076)	0	0	(170)	21,365	0
Withdrawals and surrenders	(1,170)	(22,808)	(968)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(25)	(10)	(14)	0	0	0
Annuity and death benefit payments	(3,723)	(260)	0	0	0	0

Net equity transactions	(10,344)	71,210	5,809	21,741	26,365	(23)

Net change in contract owners’ equity	(21,474)	76,885	(3,285)	24,402	18,180	0
Contract owners’ equity:
Beginning of period	133,549	56,664	25,414	1,012	0	0

End of period	$112,075	$133,549	$22,129	$25,414	$18,180	$0

Change in units:
Beginning units	10,428	4,764	1,611	74	0	0

Units purchased	2,466	7,682	972	1,728	3,879	117
Units redeemed	(3,371)	(2,018)	(779)	(191)	(2,532)	(117)

Ending units	9,523	10,428	1,804	1,611	1,347	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Total Subaccounts
	2011	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$23	$(145,544)	$(682,733)
Reinvested capital gains	0	115,329	42,549
Realized gain (loss)	0	170,741	(472,341)
Unrealized gain (loss)	14	(1,522,913)	4,879,038

Net increase (decrease) in contract owners’ equity from operations	37	(1,382,387)	3,766,513

Equity transactions:
Contract purchase payments	0	271,423	353,731
Transfers (to) and from other subaccounts	931	0	0
Transfers (to) and from fixed dollar contract	0	(1,142,984)	(1,349,017)
Withdrawals and surrenders	0	(4,166,775)	(5,094,314)
Surrender charges (note 2)	0	(10,420)	(12,579)
Annual contract charges (note 2)	0	(18,715)	(22,455)
Annuity and death benefit payments	0	(890,039)	(682,266)

Net equity transactions	931	(5,957,510)	(6,806,900)

Net change in contract owners’ equity	968	(7,339,897)	(3,040,387)
Contract owners’ equity:
Beginning of period	0	35,478,131	38,518,518

End of period	$968	$28,138,234	$35,478,131

Change in units:
Beginning units	0	1,520,734	1,871,988

Units purchased	89	154,488	109,584
Units redeemed	0	(404,841)	(460,838)

Ending units	89	1,270,381	1,520,734

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2011

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, Balanced, Income opportunity, Target Equity/Income, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Worldwide, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, and International Equity

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, and Overseas

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund – Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Regency

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Equity Income Builder

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests, and through April 8, 2011, performed similar services to The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios). For these services, ONI recorded advisory fees of approximately $15.6 million and $14.6 million for the periods ended December 31, 2011 and 2010, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

C. Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2011.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Subsequent Events

The Account has evaluated for possible subsequent events through April 11, 2012, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity (“VIA”)	Flexible Payment Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	NA	No charge	$25
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust - Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust - Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$28,138,234	$0	$0	$28,138,234

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2011.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$69,156	$1,258,387
Money Market Subaccount	1,457,478	1,392,575
Bond Subaccount	51,226	290,262
Omni Subaccount	126,691	770,549
International Subaccount	3,243	754,265
Capital Appreciation Subaccount	112,309	599,032
Millennium Subaccount	20,375	302,880
International Small-Mid Company Subaccount	83,162	389,624
Aggressive Growth Subaccount	4,182	15,734
Small Cap Growth Subaccount	3,401	37,239
Mid Cap Opportunity Subaccount	3,282	305,294
S&P 500 Index Subaccount	102,365	471,205
Strategic Value Subaccount	1,433	50,552
High Income Bond Subaccount	16,460	107,672
Capital Growth Subaccount	10,066	13,775
Nasdaq-100 Index Subaccount	118	3,838
Bristol Subaccount	28	130
Bryton Growth Subaccount	0	8,802
Balanced Subaccount	198	124
Income Opportunity Subaccount	6,536	25
Target Equity/Income Subaccount	56	53
Bristol Growth Subaccount	40	112
Dow Target 10 Portfolios:
First Quarter Subaccount	0	47,715
Second Quarter Subaccount	0	36,686
Fourth Quarter Subaccount	0	34,981
Dow Target 5 Portfolios:
First Quarter Subaccount	0	46,683
Second Quarter Subaccount	0	33,675
Fourth Quarter Subaccount	0	30,365
Janus Aspen Series - Institutional Shares:
Janus Subaccount	1,960	39,844
Worldwide Subaccount	2,393	57,754
Balanced Subaccount	98,680	160,960
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	76	515
Small Cap Value Subaccount	120	9,197
Discovery Subaccount	0	19,325
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount	6,505	41,393
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	6,490	27,568
Structured U.S. Equity Subaccount	200	3,662
Strategic Growth Subaccount	151	1,099
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	35,319	231,064
U.S. Small-Mid Cap Equity Subaccount	75,727	79,131
International Equity Subaccount	422	6,350

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	83,653	239,788
VIP Contrafund Subaccount	43,314	202,343
VIP Growth Subaccount	25,972	7,295
VIP Equity-Income Subaccount	21,102	13,210
VIP Real Estate Subaccount	33,779	5,468
Janus Aspen Series - Service Shares:
Janus Subaccount	919	10,716
Worldwide Subaccount	85	3,129
Balanced Subaccount	253,660	199,870
Overseas Subaccount	10,552	132,006
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	2,080	195
Investors Growth Stock Subaccount	5	25
Mid Cap Growth Subaccount	3,292	870
Total Return Subaccount	5,109	46,357
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	6,030	1,352
Mid Cap Value Subaccount	8,161	45,598
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	45,633	67,209
Total Return Subaccount	18,035	63,521
Global Bond Subaccount	37,003	30,868
CommodityRealReturn Strategy Subaccount	15,731	4,016
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	0	456
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	989	49,733
Jennison Subaccount	3,888	15
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	12,093	4,933
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	64,765	84,084
Micro-Cap Subaccount	18,548	59,621
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	13,937	22,130
U.S. Real Estate Subaccount	191	382
Growth Subaccount	2,931	2,447
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	615	17,961
Invesco V.I. International Growth Series II Subaccount	20,518	4,780
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	84,116	122,077
Franklin Flex Cap Growth Securities Subaccount	0	261
Templeton Foreign Securities Subaccount	3,578	19,492
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	895	213
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount	2	10,618
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	32,296	42,455
VIP Global Natural Resources Subaccount	15,456	9,981
VIP Science and Technology Subaccount	63,282	35,171
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	954	0

Totals	$3,253,017	$9,240,742

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), expenses, total returns, and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The ranges presented below are determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, because only the products with the highest and lowest expense rates are presented, the values per unit and total returns that are not associated with those products may each be higher or lower than the ranges presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2011	121,597	$15.50 to $61.57	$4,489,374	0.90% to 1.10%	-4.43% to -4.24%	0.79%
2010	152,111	$16.18 to $64.43	$5,870,305	0.90% to 1.10%	6.74% to 6.95%	0.19%
2009	180,503	$15.13 to $60.36	$6,351,743	0.90% to 1.10%	37.59% to 37.86%	0.24%
2008	223,717	$10.97 to $43.87	$5,469,859	0.90% to 1.10%	-55.31% to -55.22%	0.80%
2007	297,102	$24.51 to $98.16	$15,952,386	0.90% to 1.10%	-6.92% to -6.73%	0.04%

Money Market Subaccount
2011	45,882	$15.11 to $33.02	$1,004,423	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2010	41,241	$15.24 to $33.45	$940,191	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2009	62,876	$15.38 to $33.88	$1,361,331	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2008	154,368	$15.52 to $34.32	$3,177,152	0.90% to 1.30%	0.46% to 0.86%	1.70%
2007	129,717	$15.39 to $34.17	$2,899,648	0.90% to 1.30%	3.60% to 4.01%	4.81%

Bond Subaccount
2011	56,466	$22.54 to $53.07	$2,206,647	0.90% to 1.10%	5.20% to 5.41%	0.00%
2010	63,738	$21.38 to $50.44	$2,305,704	0.90% to 1.10%	6.66% to 6.88%	0.00%
2009	75,431	$20.00 to $47.29	$2,514,373	0.90% to 1.10%	19.61% to 19.85%	0.00%
2008	73,231	$16.69 to $39.54	$2,059,322	0.90% to 1.10%	-12.42% to -12.24%	0.00%
2007	91,026	$19.02 to $45.14	$2,880,907	0.90% to 1.10%	2.58% to 2.79%	0.00%

Omni Subaccount
2011	76,631	$17.02 to $39.79	$2,435,603	0.90% to 1.10%	-5.16% to -4.97%	1.14%
2010	96,247	$17.91 to $41.95	$3,208,174	0.90% to 1.10%	11.96% to 12.18%	1.47%
2009	109,570	$15.96 to $37.47	$3,269,820	0.90% to 1.10%	31.70% to 31.97%	1.82%
2008	140,543	$12.09 to $28.45	$3,175,464	0.90% to 1.10%	-32.21% to -32.07%	2.18%
2007	172,442	$17.81 to $41.97	$5,613,800	0.90% to 1.10%	5.82% to 6.03%	1.58%

International Subaccount
2011	116,121	$15.54 to $17.17	$1,947,563	0.90% to 1.10%	-16.33% to -16.16%	0.00%
2010	153,059	$18.54 to $20.52	$3,057,219	0.90% to 1.10%	15.48% to 15.71%	0.00%
2009	180,637	$16.02 to $17.77	$3,127,884	0.90% to 1.10%	36.72% to 36.99%	0.00%
2008	217,236	$11.70 to $13.00	$2,742,285	0.90% to 1.10%	-46.67% to -46.56%	0.00%
2007	255,721	$21.89 to $24.37	$6,029,550	0.90% to 1.10%	8.25% to 8.46%	0.00%

Capital Appreciation Subaccount
2011	71,477	$31.18 to $35.74	$2,327,624	0.90% to 1.10%	-2.72% to -2.53%	0.36%
2010	84,595	$32.05 to $36.66	$2,852,699	0.90% to 1.10%	15.72% to 15.95%	0.21%
2009	109,789	$27.70 to $31.62	$3,195,156	0.90% to 1.10%	41.28% to 41.56%	1.22%
2008	132,669	$19.60 to $22.34	$2,742,170	0.90% to 1.10%	-39.67% to -39.55%	0.57%
2007	190,965	$32.49 to $36.95	$6,592,434	0.90% to 1.10%	2.69% to 2.89%	0.41%

Millennium Subaccount
2011	48,203	$25.73 to $34.59	$1,350,151	0.90% to 1.10%	-1.95% to -1.76%	0.00%
2010	57,183	$26.24 to $35.21	$1,645,691	0.90% to 1.10%	22.95% to 23.19%	0.00%
2009	66,771	$21.34 to $28.58	$1,567,377	0.90% to 1.10%	19.53% to 19.77%	0.00%
2008	82,650	$17.86 to $23.86	$1,630,255	0.90% to 1.10%	-43.17% to -43.05%	0.00%
2007	95,869	$31.42 to $41.90	$3,368,706	0.90% to 1.10%	24.65% to 24.90%	0.00%

International Small-Mid Company Subaccount
2011	30,177	$24.08 to $26.55	$744,940	0.90% to 1.10%	-18.41% to -18.25%	0.00%
2010	38,854	$29.52 to $32.48	$1,196,995	0.90% to 1.10%	18.43% to 18.67%	0.00%
2009	51,523	$24.92 to $27.37	$1,340,012	0.90% to 1.10%	44.46% to 44.75%	0.00%
2008	56,727	$17.25 to $18.91	$1,022,586	0.90% to 1.10%	-51.83% to -51.74%	0.00%
2007	81,783	$35.82 to $39.18	$3,043,650	0.90% to 1.10%	16.19% to 16.42%	0.00%

Aggressive Growth Subaccount
2011	19,557	$7.57 to $9.39	$155,496	0.90% to 1.10%	-6.29% to -6.11%	0.00%
2010	20,782	$8.08 to $10.00	$175,866	0.90% to 1.10%	8.76% to 8.98%	0.00%
2009	26,349	$7.43 to $9.18	$206,822	0.90% to 1.10%	41.06% to 41.34%	0.00%
2008	28,256	$5.27 to $6.49	$157,925	0.90% to 1.10%	-44.29% to -44.18%	0.00%
2007	56,352	$9.46 to $11.63	$558,278	0.90% to 1.10%	28.14% to 28.39%	0.00%

Small Cap Growth Subaccount
2011	16,049	$11.55 to $17.62	$275,113	0.90% to 1.10%	1.61% to 1.81%	0.00%
2010	17,981	$11.36 to $17.31	$303,158	0.90% to 1.10%	28.62% to 28.87%	0.00%
2009	28,770	$8.84 to $13.43	$377,040	0.90% to 1.10%	49.12% to 49.42%	0.00%
2008	33,729	$5.93 to $8.99	$296,433	0.90% to 1.10%	-48.26% to -48.16%	0.00%
2007	56,672	$11.45 to $17.34	$961,955	0.90% to 1.10%	13.37% to 13.60%	0.00%

Mid Cap Opportunity Subaccount
2011	48,861	$22.35 to $23.02	$1,103,647	0.90% to 1.10%	-4.41% to -4.22%	0.00%
2010	61,345	$13.43 to $24.04	$1,445,980	0.90% to 1.10%	18.30% to 18.53%	0.00%
2009	83,248	$11.35 to $20.28	$1,658,159	0.90% to 1.10%	39.07% to 39.35%	0.00%
2008	101,881	$8.16 to $14.55	$1,458,628	0.90% to 1.10%	-51.82% to -51.73%	0.00%
2007	142,595	$16.94 to $30.15	$4,234,178	0.90% to 1.10%	16.57% to 16.81%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
S&P 500 Index Subaccount
2011	131,168	$9.66 to $18.69	$2,383,022	0.90% to 1.10%	0.66% to 0.86%	1.34%
2010	148,839	$9.60 to $18.53	$2,684,936	0.90% to 1.10%	13.21% to 13.43%	1.27%
2009	173,725	$8.48 to $16.33	$2,767,664	0.90% to 1.10%	24.46% to 24.71%	1.39%
2008	234,954	$6.81 to $13.10	$3,017,324	0.90% to 1.10%	-37.99% to -37.86%	1.51%
2007	298,017	$10.99 to $21.08	$6,157,242	0.90% to 1.10%	3.91% to 4.12%	1.24%

Strategic Value Subaccount
2011	2,936	$11.17 to $11.44	$33,059	0.90% to 1.10%	12.79% to 13.01%	0.76%
2010	7,784	$9.90 to $10.12	$77,295	0.90% to 1.10%	10.77% to 10.99%	2.88%
2009	9,760	$8.94 to $9.12	$87,784	0.90% to 1.10%	10.31% to 10.53%	3.46%
2008	9,096	$8.10 to $8.25	$74,045	0.90% to 1.10%	-29.05% to -28.91%	3.15%
2007	17,907	$11.42 to $11.61	$205,684	0.90% to 1.10%	-9.73% to -9.55%	1.09%

High Income Bond Subaccount
2011	11,556	$19.42 to $19.89	$226,465	0.90% to 1.10%	4.22% to 4.42%	0.00%
2010	16,147	$18.63 to $19.05	$303,121	0.90% to 1.10%	12.85% to 13.07%	0.00%
2009	20,418	$16.51 to $16.85	$340,009	0.90% to 1.10%	47.62% to 47.91%	0.00%
2008	20,898	$11.19 to $11.39	$235,583	0.90% to 1.10%	-26.13% to -25.98%	0.00%
2007	38,799	$15.14 to $15.39	$592,926	0.90% to 1.10%	2.40% to 2.60%	0.00%

Capital Growth Subaccount
2011	6,514	$12.00 to $12.30	$78,477	0.90% to 1.10%	-3.52% to -3.33%	0.00%
2010	6,695	$12.44 to $12.72	$83,452	0.90% to 1.10%	34.94% to 35.21%	0.00%
2009	8,916	$9.22 to $9.41	$82,392	0.90% to 1.10%	33.79% to 34.06%	0.00%
2008	14,508	$6.89 to $7.02	$100,309	0.90% to 1.10%	-37.06% to -36.93%	0.00%
2007	32,950	$10.95 to $11.13	$361,516	0.90% to 1.10%	10.01% to 10.23%	0.00%

Nasdaq-100 Index Subaccount
2011	6,146	$5.18 to $5.30	$31,880	0.90% to 1.10%	2.07% to 2.27%	0.34%
2010	6,797	$5.08 to $5.19	$34,545	0.90% to 1.10%	18.09% to 18.32%	0.29%
2009	8,817	$4.30 to $4.38	$38,028	0.90% to 1.10%	52.03% to 52.33%	0.00%
2008	7,524	$2.83 to $2.88	$21,355	0.90% to 1.10%	-42.61% to -42.50%	0.00%
2007	8,807	$4.93 to $5.00	$43,537	0.90% to 1.10%	17.29% to 17.52%	0.00%

Bristol Subaccount
2011	473	$12.42	$5,873	0.90%	-7.98%	0.44%
2010	478	$13.50	$6,459	0.90%	12.10%	0.52%
2009	588	$12.04	$7,086	0.90%	34.62%	0.17%
2008	4,799	$8.83 to $8.95	$42,715	0.90% to 1.10%	-41.20% to -41.08%	1.06%
2007	4,473	$15.01 to $15.18	$67,587	0.90% to 1.10%	6.57% to 6.79%	0.56%

Bryton Growth Subaccount
2011	2,649	$11.15 to $11.36	$29,856	0.90% to 1.10%	-10.27% to -10.09%	0.00%
2010	3,288	$12.43 to $12.64	$41,318	0.90% to 1.10%	22.69% to 22.93%	0.00%
2009	1,728	$10.13 to $10.28	$17,644	0.90% to 1.10%	34.25% to 34.52%	0.00%
2008	1,251	$7.54 to $7.64	$9,478	0.90% to 1.10%	-40.20% to -40.08%	0.00%
2007	1,290	$12.61 to $12.76	$16,329	0.90% to 1.10%	8.69% to 8.91%	0.00%

Balanced Subaccount
2011	840	$12.20	$10,246	1.10%	1.18%	1.93%
2010	841	$12.06	$10,138	1.10%	6.61%	1.31%
2009	1,352	$11.31 to $11.41	$15,342	0.90% to 1.10%	23.56% to 23.80%	1.36%
2008	3,170	$9.16 to $9.21	$29,156	0.90% to 1.10%	-27.74% to -27.59%	0.00%
2007	3,166	$12.67 to $12.72	$40,188	0.90% to 1.10%	11.07% to 11.29%	0.00%

Income Opportunity Subaccount
2011	614	$10.39	$6,379	0.90%	-1.96%	0.00%

Target Equity/Income Subaccount
2011	423	$7.73	$3,268	1.10%	-12.06%	1.59%
2010	425	$8.79	$3,733	1.10%	21.89%	0.92%
2009	928	$7.21	$6,695	1.10%	11.11%	2.12%
2008	932	$6.49	$6,052	1.10%	-45.67%	0.14%
2007	16,794	$11.95 to $12.00	$201,254	0.90% to 1.10%	9.21% to 9.43%	1.54%

Bristol Growth Subaccount
2011	1,152	$9.20 to $9.29	$10,672	0.90% to 1.10%	-2.84% to -2.65%	0.36%
2010	1,153	$9.47 to $9.54	$10,975	0.90% to 1.10%	11.57% to 11.79%	0.43%

Dow Target 10 Portfolios:
First Quarter Subaccount
2010	4,267	$10.68	$45,577	1.10%	17.08%	0.00%
2009	4,269	$9.12	$38,943	1.10%	14.83%	0.00%
2008	4,271	$7.94	$33,933	1.10%	-38.12%	0.00%
2007	4,591	$12.84	$58,945	1.10%	-0.49%	0.00%

Second Quarter Subaccount
2010	2,636	$13.10	$34,546	1.10%	21.03%	0.00%
2009	2,637	$10.82	$28,550	1.10%	25.86%	0.00%
2008	2,638	$8.60	$22,689	1.10%	-46.91%	0.00%
2007	2,639	$16.20	$42,753	1.10%	3.92%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Fourth Quarter Subaccount
2010	2,417	$13.77	$33,310	1.10%	19.40%	0.00%
2009	2,418	$11.54	$27,905	1.10%	13.65%	0.00%
2008	2,419	$10.15	$24,560	1.10%	-35.71%	0.00%
2007	2,420	$15.79	$38,213	1.10%	2.43%	0.00%

Dow Target 5 Portfolios:
First Quarter Subaccount
2010	4,038	$11.02	$44,506	1.10%	10.92%	0.00%
2009	4,040	$9.94	$40,138	1.10%	18.45%	0.00%
2008	4,042	$8.39	$33,905	1.10%	-48.97%	0.00%
2007	4,345	$16.44	$71,424	1.10%	1.79%	0.00%

Second Quarter Subaccount
2010	2,650	$12.07	$31,983	1.10%	13.34%	0.00%
2009	2,651	$10.65	$28,226	1.10%	19.71%	0.00%
2008	2,652	$8.89	$23,585	1.10%	-49.81%	0.00%
2007	2,653	$17.72	$47,005	1.10%	3.70%	0.00%

Fourth Quarter Subaccount
2010	2,289	$12.64	$28,941	1.10%	12.46%	0.00%
2009	2,290	$11.24	$25,740	1.10%	4.78%	0.00%
2008	2,291	$10.73	$24,572	1.10%	-41.88%	0.00%
2007	2,292	$18.46	$42,293	1.10%	5.79%	0.00%

Janus Aspen Series - Institutional Shares:
Janus Subaccount
2011	26,879	$7.93 to $8.12	$213,721	0.90% to 1.10%	-6.33% to -6.14%	0.59%
2010	31,403	$8.46 to $8.65	$266,389	0.90% to 1.10%	13.27% to 13.50%	1.03%
2009	45,757	$7.47 to $7.62	$342,740	0.90% to 1.10%	34.87% to 35.13%	0.54%
2008	47,106	$5.54 to $5.64	$261,537	0.90% to 1.10%	-40.38% to -40.26%	0.72%
2007	72,508	$9.29 to $9.44	$674,891	0.90% to 1.10%	13.83% to 14.06%	0.70%

Worldwide Subaccount
2011	13,376	$7.67 to $7.86	$103,426	0.90% to 1.10%	-14.68% to -14.51%	0.54%
2010	19,872	$8.99 to $9.19	$179,847	0.90% to 1.10%	14.58% to 14.80%	0.55%
2009	31,746	$7.84 to $8.00	$250,400	0.90% to 1.10%	36.20% to 36.47%	1.45%
2008	31,363	$5.76 to $5.86	$181,667	0.90% to 1.10%	-45.27% to -45.16%	1.12%
2007	56,107	$10.52 to $10.69	$592,674	0.90% to 1.10%	8.43% to 8.64%	0.74%

Balanced Subaccount
2011	54,003	$16.08 to $16.48	$871,940	0.90% to 1.10%	0.54% to 0.73%	2.44%
2010	61,335	$16.00 to $16.36	$984,374	0.90% to 1.10%	7.21% to 7.42%	2.82%
2009	60,974	$14.92 to $15.23	$913,898	0.90% to 1.10%	24.52% to 24.76%	3.03%
2008	56,604	$11.98 to $12.20	$681,290	0.90% to 1.10%	-16.76% to -16.59%	2.60%
2007	64,063	$14.40 to $14.63	$926,119	0.90% to 1.10%	9.33% to 9.54%	2.45%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2011	3,124	$15.90 to $16.29	$50,605	0.90% to 1.10%	-6.55% to -6.36%	0.14%
2010	3,125	$17.02 to $17.40	$54,077	0.90% to 1.10%	22.41% to 22.65%	0.72%
2009	6,219	$13.90 to $14.18	$87,303	0.90% to 1.10%	46.13% to 46.42%	0.00%
2008	6,222	$9.51 to $9.69	$59,711	0.90% to 1.10%	-40.75% to -40.63%	1.93%
2007	11,129	$16.06 to $16.32	$179,570	0.90% to 1.10%	5.46% to 5.67%	0.54%

Small Cap Value Subaccount
2011	455	$16.25	$7,388	1.10%	-8.27%	0.84%
2010	1,055	$17.72	$18,686	1.10%	15.98%	0.89%
2009	13,417	$15.28 to $15.59	$208,686	0.90% to 1.10%	58.44% to 58.75%	1.22%
2008	14,150	$9.64 to $9.82	$138,676	0.90% to 1.10%	-45.16% to -45.05%	0.00%
2007	14,641	$17.58 to $17.87	$261,033	0.90% to 1.10%	-1.80% to -1.61%	0.02%

Discovery Subaccount
2011	5,827	$10.89 to $11.16	$64,052	0.90% to 1.10%	-0.67% to -0.47%	0.00%
2010	7,459	$10.97 to $11.21	$82,350	0.90% to 1.10%	34.07% to 34.33%	0.00%
2009	9,153	$8.18 to $8.35	$75,439	0.90% to 1.10%	38.78% to 39.05%	0.00%
2008	9,753	$5.89 to $6.00	$57,892	0.90% to 1.10%	-44.97% to -44.86%	0.00%
2007	14,161	$10.71 to $10.88	$152,383	0.90% to 1.10%	20.99% to 21.23%	0.00%

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
2011	6,443	$34.57 to $35.41	$224,197	0.90% to 1.10%	4.77% to 4.98%	0.85%
2010	7,538	$32.99 to $33.73	$250,116	0.90% to 1.10%	28.55% to 28.80%	2.19%
2009	8,840	$25.67 to $26.19	$228,143	0.90% to 1.10%	26.96% to 27.21%	3.31%
2008	11,838	$20.22 to $20.59	$240,862	0.90% to 1.10%	-38.57% to -38.45%	3.49%
2007	16,485	$32.91 to $33.45	$545,474	0.90% to 1.10%	-17.98% to -17.81%	1.13%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2011	6,457	$10.80 to $11.06	$70,581	0.90% to 1.10%	-8.06% to -7.88%	1.12%
2010	8,283	$11.74 to $12.01	$98,138	0.90% to 1.10%	9.99% to 10.21%	0.69%
2009	11,039	$10.68 to $10.89	$118,554	0.90% to 1.10%	17.03% to 17.26%	1.40%
2008	20,647	$9.12 to $9.29	$190,215	0.90% to 1.10%	-35.24% to -35.11%	1.23%
2007	38,508	$14.09 to $14.32	$545,814	0.90% to 1.10%	0.38% to 0.58%	1.69%

Structured U.S. Equity Subaccount
2011	1,188	$9.39 to $9.62	$11,291	0.90% to 1.10%	2.92% to 3.12%	1.51%
2010	1,581	$9.13 to $9.33	$14,551	0.90% to 1.10%	11.61% to 11.84%	1.30%
2009	2,568	$8.18 to $8.34	$21,112	0.90% to 1.10%	19.83% to 20.06%	2.13%
2008	2,877	$6.82 to $6.95	$19,715	0.90% to 1.10%	-37.69% to -37.56%	0.84%
2007	7,517	$10.95 to $11.13	$82,759	0.90% to 1.10%	-2.70% to -2.51%	0.95%

Strategic Growth Subaccount
2011	553	$9.00 to $9.22	$5,020	0.90% to 1.10%	-3.67% to -3.48%	0.41%
2010	655	$9.34 to $9.55	$6,162	0.90% to 1.10%	9.53% to 9.75%	0.36%
2009	801	$8.53	$6,830	1.10%	46.14%	0.48%
2008	785	$5.84	$4,580	1.10%	-42.39%	0.06%
2007	1,832	$10.13 to $10.30	$18,734	0.90% to 1.10%	8.93% to 9.14%	0.17%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2011	7,286	$31.49 to $32.26	$231,566	0.90% to 1.10%	-18.89% to -18.73%	1.38%
2010	12,966	$38.82 to $39.69	$507,239	0.90% to 1.10%	21.36% to 21.60%	1.18%
2009	14,738	$31.99 to $32.64	$474,813	0.90% to 1.10%	68.00% to 68.33%	2.86%
2008	18,237	$19.04 to $19.39	$350,003	0.90% to 1.10%	-49.28% to -49.18%	1.42%
2007	33,369	$37.55 to $38.16	$1,261,114	0.90% to 1.10%	31.85% to 32.11%	1.24%

U.S. Small-Mid Cap Equity Subaccount
2011	8,255	$21.05 to $21.56	$176,681	0.90% to 1.10%	-10.06% to -9.88%	0.00%
2010	9,484	$23.40 to $23.93	$224,616	0.90% to 1.10%	22.38% to 22.62%	0.29%
2009	13,668	$19.12 to $19.51	$263,352	0.90% to 1.10%	51.02% to 51.32%	0.00%
2008	15,455	$12.66 to $12.90	$196,972	0.90% to 1.10%	-37.17% to -37.04%	0.00%
2007	22,813	$20.15 to $20.48	$462,931	0.90% to 1.10%	-8.21% to -8.03%	0.00%

International Equity Subaccount
2011	796	$10.16	$8,085	0.90%	-8.10%	1.54%
2010	1,308	$10.94 to $11.05	$14,408	0.90% to 1.10%	5.56% to 5.77%	1.23%
2009	1,565	$10.37 to $10.45	$16,321	0.90% to 1.10%	20.14% to 20.38%	3.16%
2008	834	$8.63 to $8.68	$7,221	0.90% to 1.10%	-37.70% to -37.58%	0.49%
2007	3,580	$13.85 to $13.91	$49,783	0.90% to 1.10%	9.57% to 9.79%	2.30%

Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2007	2,330	$2.58 to $2.62	$6,021	0.90% to 1.10%	31.88% to 32.14%	0.00%

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2011	41,735	$21.92 to $22.44	$919,403	0.90% to 1.10%	-11.82% to -11.65%	0.02%
2010	47,706	$24.86 to $25.39	$1,190,986	0.90% to 1.10%	27.17% to 27.43%	0.12%
2009	58,623	$19.55 to $19.93	$1,150,190	0.90% to 1.10%	38.23% to 38.51%	0.46%
2008	69,538	$14.14 to $14.39	$987,497	0.90% to 1.10%	-40.27% to -40.15%	0.24%
2007	99,162	$23.68 to $24.04	$2,356,203	0.90% to 1.10%	14.08% to 14.30%	0.49%

VIP Contrafund Subaccount
2011	50,632	$12.88 to $13.18	$658,970	0.90% to 1.10%	-3.84% to -3.65%	0.73%
2010	62,312	$13.39 to $13.68	$842,130	0.90% to 1.10%	15.66% to 15.88%	0.89%
2009	94,144	$11.58 to $11.81	$1,099,366	0.90% to 1.10%	33.99% to 34.26%	1.09%
2008	126,332	$8.64 to $8.79	$1,099,847	0.90% to 1.10%	-43.32% to -43.20%	0.65%
2007	171,588	$15.25 to $15.48	$2,632,062	0.90% to 1.10%	16.02% to 16.25%	0.74%

VIP Growth Subaccount
2011	17,820	$6.99 to $7.15	$125,638	0.90% to 1.10%	-1.12% to -0.92%	0.13%
2010	15,362	$7.07 to $7.22	$109,201	0.90% to 1.10%	22.51% to 22.76%	0.03%
2009	22,805	$5.77 to $5.88	$131,986	0.90% to 1.10%	26.57% to 26.82%	0.20%
2008	26,423	$4.56 to $4.64	$120,925	0.90% to 1.10%	-47.88% to -47.78%	0.60%
2007	25,501	$8.74 to $8.88	$223,824	0.90% to 1.10%	25.27% to 25.52%	0.44%

VIP Equity-Income Subaccount
2011	6,709	$10.12 to $12.73	$77,731	0.90% to 1.10%	-0.44% to -0.24%	2.56%
2010	6,194	$10.16 to $12.76	$71,202	0.90% to 1.10%	13.67% to 13.89%	1.75%
2009	7,030	$8.94 to $11.20	$71,404	0.90% to 1.10%	28.47% to 28.73%	1.81%
2008	11,615	$6.96 to $8.70	$93,706	0.90% to 1.10%	-43.44% to -43.32%	1.42%
2007	22,229	$12.30 to $15.35	$300,582	0.90% to 1.10%	0.16% to 0.36%	1.28%

VIP Real Estate Subaccount
2011	4,224	$9.87 to $9.94	$41,890	0.90% to 1.10%	6.61% to 6.83%	1.20%
2010	1,320	$9.26 to $9.31	$12,266	0.90% to 1.10%	28.67% to 28.93%	1.35%
2009	49	$7.22	$357	0.90%	36.17%	0.68%
2008	1,080	$5.30	$5,728	0.90%	-46.98%(c)	17.97%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Janus Aspen Series - Service Shares:
Janus Subaccount
2011	3,107	$6.34 to $6.48	$19,727	0.90% to 1.10%	-6.57% to -6.38%	0.41%
2010	4,721	$6.78 to $6.93	$32,054	0.90% to 1.10%	13.02% to 13.24%	0.37%
2009	5,070	$6.00 to $6.12	$30,457	0.90% to 1.10%	34.53% to 34.80%	0.37%
2008	6,115	$4.46 to $4.54	$27,409	0.90% to 1.10%	-40.53% to -40.41%	0.59%
2007	6,995	$7.50 to $7.61	$52,672	0.90% to 1.10%	13.54% to 13.77%	0.53%

Worldwide Subaccount
2011	2,471	$5.41 to $5.53	$13,606	0.90% to 1.10%	-14.92% to -14.75%	0.48%
2010	2,978	$6.35 to $6.49	$19,186	0.90% to 1.10%	14.26% to 14.49%	0.53%
2009	10,227	$5.56 to $5.67	$57,238	0.90% to 1.10%	35.91% to 36.18%	1.26%
2008	12,450	$4.09 to $4.16	$51,226	0.90% to 1.10%	-45.41% to -45.30%	1.01%
2007	16,036	$7.50 to $7.61	$120,702	0.90% to 1.10%	8.17% to 8.38%	0.55%

Balanced Subaccount
2011	35,362	$14.29 to $14.63	$509,423	0.90% to 1.10%	0.25% to 0.45%	2.23%
2010	33,807	$14.26 to $14.56	$485,626	0.90% to 1.10%	6.94% to 7.16%	2.57%
2009	30,185	$13.33 to $13.59	$405,623	0.90% to 1.10%	24.22% to 24.46%	2.77%
2008	33,878	$10.73 to $10.92	$366,097	0.90% to 1.10%	-16.98% to -16.81%	2.35%
2007	33,253	$12.93 to $13.12	$433,685	0.90% to 1.10%	9.08% to 9.30%	2.30%

Overseas Subaccount
2011	8,366	$26.49 to $26.95	$223,324	0.90% to 1.10%	-33.07% to -32.94%	0.35%
2010	11,637	$39.58 to $40.18	$463,642	0.90% to 1.10%	23.66% to 23.90%	0.54%
2009	12,622	$32.01 to $32.43	$406,084	0.90% to 1.10%	77.12% to 77.47%	0.40%
2008	17,044	$18.07 to $18.27	$309,512	0.90% to 1.10%	-52.75% to -52.66%	1.24%
2007	28,074	$38.24 to $38.60	$1,077,056	0.90% to 1.10%	26.62% to 26.87%	0.43%

MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
2011	957	$14.55	$13,926	1.10%	-11.47%	0.00%
2010	951	$16.44	$15,627	1.10%	34.46%	0.00%
2009	943	$12.22	$11,525	1.10%	61.15%	0.00%
2008	1,280	$7.59 to $7.69	$9,749	0.90% to 1.10%	-40.18% to -40.06%	0.00%
2007	1,259	$12.68 to $12.84	$15,992	0.90% to 1.10%	1.13% to 1.33%	0.00%

Investors Growth Stock Subaccount
2011	147	$11.36	$1,686	1.10%	-0.72%	0.27%
2010	148	$11.45	$1,704	1.10%	10.93%	0.28%
2009	149	$10.32	$1,542	1.10%	37.58%	0.44%
2008	150	$7.50	$1,125	1.10%	-37.67%	0.29%
2007	151	$12.03	$1,815	1.10%	9.81%	0.13%

Mid Cap Growth Subaccount
2011	764	$8.40 to $8.57	$6,461	0.90% to 1.10%	-7.18% to -7.00%	0.00%
2010	442	$9.05 to $9.22	$4,060	0.90% to 1.10%	27.80% to 28.05%	0.00%
2009	1,861	$7.08 to $7.20	$13,236	0.90% to 1.10%	39.71% to 39.99%	0.00%
2008	3,095	$5.07 to $5.14	$15,810	0.90% to 1.10%	-52.12% to -52.03%	0.00%
2007	2,129	$10.59 to $10.72	$22,630	0.90% to 1.10%	8.31% to 8.53%	0.00%

Total Return Subaccount
2011	14,069	$13.59 to $13.87	$194,136	0.90% to 1.10%	0.48% to 0.68%	2.30%
2010	17,230	$13.52 to $13.77	$236,076	0.90% to 1.10%	8.44% to 8.66%	2.84%
2009	21,583	$12.47 to $12.67	$272,037	0.90% to 1.10%	16.44% to 16.67%	3.67%
2008	27,539	$10.71 to $10.86	$297,676	0.90% to 1.10%	-23.17% to -23.02%	3.00%
2007	51,771	$11.54 to $14.11	$726,201	0.90% to 1.10%	2.80% to 3.00%	2.36%

J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	1,118	$10.71 to $10.86	$12,129	0.90% to 1.10%	-32.73% to -32.59%	0.19%
2007	4,365	$15.92 to $16.11	$69,690	0.90% to 1.10%	-6.70% to -6.52%	0.01%

Mid Cap Value Subaccount
2008	12,907	$14.02 to $14.23	$182,160	0.90% to 1.10%	-33.94% to -33.81%	1.21%
2007	25,537	$12.14 to $21.49	$535,639	0.90% to 1.10%	1.33% to 1.53%	0.92%

J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2011	1,370	$15.69	$21,504	0.90%	-5.62%	0.14%
2010	1,118	$16.33 to $16.62	$18,556	0.90% to 1.10%	25.74% to 25.99%	0.00%
2009	1,118	$12.98 to $13.19	$14,731	0.90% to 1.10%	29.55% to 29.72%	0.36%

Mid Cap Value Subaccount
2011	4,316	$21.67 to $22.11	$94,375	0.90% to 1.10%	1.05% to 1.25%	1.48%
2010	6,218	$21.45 to $21.84	$134,032	0.90% to 1.10%	22.11% to 22.35%	1.18%
2009	8,297	$17.56 to $17.85	$146,676	0.90% to 1.10%	29.17% to 29.34%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2011	21,892	$13.97 to $17.67	$380,092	0.90% to 1.10%	10.46% to 10.68%	2.10%
2010	24,164	$12.65 to $15.96	$379,837	0.90% to 1.10%	6.93% to 7.15%	1.44%
2009	29,841	$11.83 to $14.90	$438,292	0.90% to 1.10%	17.07% to 17.31%	3.04%
2008	37,287	$10.10 to $12.70	$467,767	0.90% to 1.10%	-8.05% to -7.87%	3.52%
2007	49,769	$13.64 to $13.78	$680,879	0.90% to 1.10%	9.46% to 9.68%	4.67%

Total Return Subaccount
2011	23,900	$16.14 to $16.44	$388,913	0.90% to 1.10%	2.49% to 2.69%	2.62%
2010	27,479	$15.75 to $16.01	$436,027	0.90% to 1.10%	6.94% to 7.15%	2.43%
2009	24,551	$14.73 to $14.94	$364,445	0.90% to 1.10%	12.81% to 13.03%	5.30%
2008	28,585	$13.05 to $13.22	$374,781	0.90% to 1.10%	3.67% to 3.87%	4.46%
2007	69,539	$12.59 to $12.73	$877,307	0.90% to 1.10%	7.57% to 7.79%	4.80%

Global Bond Subaccount
2011	10,298	$14.96 to $18.65	$187,563	0.90% to 1.10%	6.40% to 6.61%	2.57%
2010	10,333	$14.06 to $17.49	$176,845	0.90% to 1.10%	10.44% to 10.66%	2.72%
2009	13,555	$12.73 to $15.80	$210,297	0.90% to 1.10%	15.57% to 15.80%	3.15%
2008	13,543	$11.01 to $13.65	$181,595	0.90% to 1.10%	-1.92% to -1.73%	3.29%
2007	3,310	$13.74 to $13.89	$45,602	0.90% to 1.10%	8.55% to 8.76%	3.24%

CommodityRealReturn Strategy Subaccount
2011	2,151	$15.07 to $15.15	$32,520	0.90% to 1.10%	-8.56% to -8.38%	14.56%
2010	1,732	$16.48 to $16.53	$28,616	0.90% to 1.10%	23.17% to 23.41%	14.81%

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2011	4,279	$8.48	$35,681	1.10%	-2.42%	0.00%
2010	4,285	$8.69	$36,612	1.10%	15.99%	0.05%
2009	6,661	$7.33 to $7.52	$49,229	0.90% to 1.10%	32.80% to 33.06%	0.42%
2008	6,833	$5.52 to $5.65	$38,003	0.90% to 1.10%	-36.50% to -36.37%	0.00%
2007	7,991	$8.69 to $8.88	$70,089	0.90% to 1.10%	8.79% to 9.00%	0.00%

UBS Series Trust - Class I:
U.S. Allocation Subaccount
2008	1,429	$9.86	$14,099	1.10%	-36.04%	2.70%
2007	1,430	$15.42	$22,052	1.10%	0.78%	2.09%

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2011	3,166	$19.39 to $19.73	$61,848	0.90% to 1.10%	-5.54% to -5.36%	0.00%
2010	5,403	$20.53 to $20.84	$111,424	0.90% to 1.10%	6.20% to 6.41%	0.00%
2009	6,295	$19.33 to $19.59	$122,040	0.90% to 1.10%	55.69% to 56.00%	0.00%
2008	6,403	$12.42 to $12.56	$79,755	0.90% to 1.10%	-40.06% to -39.94%	0.00%
2007	6,192	$20.72 to $20.91	$128,569	0.90% to 1.10%	8.91% to 9.13%	0.11%

Jennison Subaccount
2011	224	$15.82	$3,547	0.90%	-0.98%	0.00%
2009	44	$14.27	$621	1.10%	41.03%	0.16%
2008	621	$10.12 to $10.24	$6,340	0.90% to 1.10%	-38.24% to -38.11%	0.07%
2007	875	$16.39 to $16.54	$14,419	0.90% to 1.10%	10.33% to 10.55%	0.00%

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2011	920	$15.90	$14,622	0.90%	7.77%	1.40%
2010	476	$14.53 to $14.75	$6,959	0.90% to 1.10%	13.79% to 14.02%	1.90%
2009	477	$12.77 to $12.94	$6,115	0.90% to 1.10%	20.90% to 21.14%	2.25%
2008	651	$10.56 to $10.68	$6,891	0.90% to 1.10%	-30.49% to -30.35%	3.02%
2007	1,135	$15.19 to $15.33	$17,265	0.90% to 1.10%	5.68% to 5.89%	1.33%

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2011	12,302	$22.55 to $22.95	$278,974	0.90% to 1.10%	-4.33% to -4.14%	0.32%
2010	13,283	$23.58 to $23.94	$314,472	0.90% to 1.10%	19.21% to 19.45%	0.10%
2009	18,921	$19.78 to $20.04	$376,019	0.90% to 1.10%	33.73% to 34.00%	0.00%
2008	28,386	$14.79 to $14.96	$421,492	0.90% to 1.10%	-27.98% to -27.83%	0.49%
2007	42,076	$20.53 to $20.72	$866,241	0.90% to 1.10%	-3.21% to -3.01%	0.05%

Micro-Cap Subaccount
2011	5,214	$22.08 to $22.46	$115,842	0.90% to 1.10%	-13.06% to -12.88%	2.15%
2010	6,893	$25.40 to $25.78	$175,901	0.90% to 1.10%	28.55% to 28.80%	2.00%
2009	6,670	$19.76 to $20.02	$132,299	0.90% to 1.10%	56.32% to 56.63%	0.00%
2008	10,686	$12.64 to $12.78	$135,300	0.90% to 1.10%	-43.89% to -43.78%	1.77%
2007	17,706	$22.52 to $22.73	$399,639	0.90% to 1.10%	2.84% to 3.05%	1.29%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2011	521	$13.74 to $13.97	$7,243	0.90% to 1.10%	4.26% to 4.47%	4.50%
2010	1,143	$13.17 to $13.38	$15,204	0.90% to 1.10%	5.70% to 5.91%	5.57%
2009	1,672	$12.46 to $12.63	$21,043	0.90% to 1.10%	8.19% to 8.40%	8.78%
2008	2,064	$11.52 to $11.65	$23,986	0.90% to 1.10%	-11.43% to -11.26%	4.56%
2007	2,195	$13.01 to $13.13	$28,762	0.90% to 1.10%	4.07% to 4.27%	4.71%

U.S. Real Estate Subaccount
2011	1,534	$23.12 to $23.52	$35,570	0.90% to 1.10%	4.51% to 4.72%	0.54%
2010	1,534	$22.12 to $22.46	$34,033	0.90% to 1.10%	28.12% to 28.37%	1.95%
2009	1,535	$17.26 to $17.49	$26,564	0.90% to 1.10%	27.09% to 27.35%	2.95%
2008	1,536	$13.58 to $13.74	$20,903	0.90% to 1.10%	-38.73% to -38.61%	2.72%
2007	1,537	$22.17 to $22.38	$34,123	0.90% to 1.10%	-18.18% to -18.01%	1.10%

International Growth Equity Subaccount (note 4)
2009	2,681	$8.38 to $8.44	$22,553	0.90% to 1.10%	35.06% to 35.32%	0.91%
2008	2,432	$6.21 to $6.24	$15,133	0.90% to 1.10%	-49.09% to -48.98%	0.01%
2007	2,131	$12.19 to $12.23	$26,023	0.90% to 1.10%	13.01% to 13.24%	0.34%

Growth Subaccount
2011	404	$11.74	$4,746	1.10%	-4.09%	0.00%
2010	338	$12.25 to $12.36	$4,165	0.90% to 1.10%	21.28% to 21.52%	0.00%
2009	339	$10.10 to $10.17	$3,434	0.90% to 1.10%	63.35% to 63.67%	0.00%
2008	184	$6.21	$1,141	0.90%	-49.80%	0.00%
2007	184	$12.38	$2,273	0.90%	20.57%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	1,789	$9.11 to $9.20	$16,374	0.90% to 1.10%	23.99%(a) to 24.13%(b)	0.00%

Invesco V.I. International Growth Series II Subaccount
2011	1,570	$8.38 to $8.48	$13,275	0.90% to 1.10%	-15.64% to -15.53%	0.00%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2011	18,588	$12.72 to $12.87	$238,181	0.90% to 1.10%	1.27% to 1.47%	6.26%
2010	22,743	$12.56 to $12.69	$287,048	0.90% to 1.10%	11.45% to 11.67%	6.76%
2009	29,365	$11.27 to $11.36	$332,282	0.90% to 1.10%	34.12% to 34.39%	7.64%
2008	39,425	$8.40 to $8.45	$332,410	0.90% to 1.10%	-30.42% to -30.29%	6.47%
2007	49,553	$12.08 to $12.13	$600,065	0.90% to 1.10%	2.62% to 2.83%	3.43%

Franklin Flex Cap Growth Securities Subaccount
2011	1,081	$11.13 to $11.26	$12,129	0.90% to 1.10%	-5.84% to -5.65%	0.00%
2010	1,093	$11.82 to $11.94	$13,006	0.90% to 1.10%	14.93% to 15.16%	0.00%
2009	1,052	$10.28 to $10.37	$10,891	0.90% to 1.10%	31.52% to 31.78%	0.00%
2008	4,485	$7.87	$35,282	0.90%	-35.89%	0.19%
2007	513	$12.27	$6,296	0.90%	13.30%	0.13%

Templeton Foreign Securities Subaccount
2011	5,149	$10.85 to $10.98	$56,216	0.90% to 1.10%	-11.61% to -11.43%	1.79%
2010	6,553	$12.27 to $12.40	$80,867	0.90% to 1.10%	7.23% to 7.44%	1.86%
2009	6,804	$11.44 to $11.54	$78,180	0.90% to 1.10%	35.55% to 35.82%	4.26%
2008	13,027	$8.44 to $8.50	$110,304	0.90% to 1.10%	-41.03% to -40.91%	2.42%
2007	14,527	$14.32 to $14.38	$208,435	0.90% to 1.10%	14.19% to 14.42%	1.85%

Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
2011	2,042	$9.24 to $9.34	$18,943	0.90% to 1.10%	-7.72% to -7.53%	0.40%
2010	1,960	$10.01 to $10.10	$19,686	0.90% to 1.10%	24.62% to 24.87%	0.36%
2009	1,292	$8.03 to $8.09	$10,401	0.90% to 1.10%	44.57% to 44.85%	1.09%
2008	884	$5.56 to $5.58	$4,911	0.90% to 1.10%	-46.54% to -46.43%	0.63%
2007	840	$10.39 to $10.43	$8,734	0.90% to 1.10%	1.93% to 2.13%	0.29%

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount
2011	200	$9.03	$1,801	1.10%	-2.74%	0.02%
2010	1,406	$9.28 to $9.33	$13,113	0.90% to 1.10%	9.04% to 9.26%	6.82%
2009	200	$8.51	$1,706	1.10%	28.65%(c)	3.47%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2011	9,523	$11.72 to $11.78	$112,075	0.90% to 1.10%	-8.21% to -8.03%	1.05%
2010	10,428	$12.77 to $12.81	$133,549	0.90% to 1.10%	7.50% to 7.71%	0.90%
2009	4,764	$11.88 to $11.89	$56,664	0.90% to 1.10%	18.79%(a) to 18.95%(b)	0.00%

VIP Global Natural Resources Subaccount
2011	1,804	$12.22 to $12.28	$22,129	0.90% to 1.10%	-22.30% to -22.15%	0.00%
2010	1,611	$15.73 to $15.78	$25,414	0.90% to 1.10%	15.80% to 16.03%	0.00%
2009	74	$13.58	$1,012	1.10%	35.81%(c)	0.00%

VIP Science and Technology Subaccount
2011	1,347	$13.50	$18,180	0.90%	-6.61%	0.00%

Legg Mason Partners Variable Equity Trust - Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2007	312	$11.98	$3,735	0.90%	-4.62%(c)	1.81%

Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2011	89	$10.91	$968	1.10%	6.72%	58.49%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2011, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

April 11, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2011 and 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, OH

April 4, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2011 and 2010

(Dollars in thousands, except share amounts)

	2011	2010
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,660,363	5,394,154
Fixed maturity securities on loan	254,461	346,398
Equity securities	38,079	35,138
Equity securities on loan	277	89
Fixed maturity held-to-maturity securities, at amortized cost	968,483	844,404
Trading securities, at fair value:
Fixed maturity	13,657	13,487
Equity securities	—	723
Mortgage loans on real estate, net	1,282,520	1,271,812
Real estate, net	3,522	3,594
Policy loans	333,745	320,430
Other long-term investments	21,141	13,489
Short-term investments securities lending collateral	272,612	372,190
Short-term investments	69,145	231,690

Total investments	8,918,005	8,847,598
Cash	386,929	199,991
Accrued investment income	83,240	80,281
Deferred policy acquisition costs	1,054,052	1,112,437
Reinsurance recoverable	1,770,363	1,357,818
Other assets	159,814	112,959
Goodwill and intangible assets	755	755
Federal income tax recoverable	9,589	49,599
Assets held in separate accounts	11,901,722	11,727,829

Total assets	$24,284,469	23,489,267

Liabilities and Equity
Future policy benefits and claims	$8,977,310	9,024,100
Policyholders’ dividend accumulations	46,781	48,289
Other policyholder funds	61,177	50,601
Notes payable (net of unamortized discount of $1,336 in 2011 and $570 in 2010)	359,164	105,430
Federal income taxes:
Deferred	403,709	262,716
Other liabilities	304,417	192,503
Payables for securities lending collateral	272,612	372,190
Liabilities related to separate accounts	11,901,722	11,727,829

Total liabilities	22,326,892	21,783,658

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	188,076	187,273
Accumulated other comprehensive income	150,905	84,066
Retained earnings	1,608,596	1,419,685

Total stockholder’s equity	1,957,577	1,701,024
Non-controlling interest	—	4,585
Total equity	1,957,577	1,705,609

Total liabilities and equity	$24,284,469	23,489,267

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Revenues:
Traditional life insurance premiums	$203,103	259,029	254,047
Annuity premiums and charges	185,627	176,051	125,972
Universal life policy charges	129,410	124,822	117,977
Accident and health insurance premiums	17,286	18,167	19,375
Investment management fees	7,686	7,281	5,825
Change in value of trading securities	122	101	2,434
Net investment income	466,534	482,850	492,399
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(16,887)	(22,352)	(86,270)
Portion of impairment losses recognized in other comprehensive income	4,067	6,843	46,986

Net other-than-temporary impairment losses on securities recognized in earnings	(12,820)	(15,509)	(39,284)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	35,083	52,254	(6,734)

Total investment gains (losses)	22,263	36,745	(46,018)
Derivative instruments	(7,076)	(30,084)	(39,075)
Other income	71,764	63,296	48,905

	1,096,719	1,138,258	981,841

Benefits and expenses:
Benefits and claims	261,619	488,876	707,165
Provision for policyholders’ dividends on participating policies	45,171	38,769	37,897
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	188,890	213,982	36,913
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,146	2,768	(6,082)
Other operating costs and expenses	167,453	185,318	155,368

	665,279	929,713	931,261

Income before income taxes	431,440	208,545	50,580

Income taxes:
Current expense (benefit)	31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

	134,131	67,169	4,078

Net income	297,309	141,376	46,502
Less net (loss) income attributable to the non-controlling interest	(167)	(107)	292

Net income attributable to ONLIC	$297,476	141,483	46,210

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:
Net income	—	—	—	141,483	141,483	(107)	141,376
Other comprehensive income	—	—	105,230	—	105,230	160	105,390

Total comprehensive income					246,713	53	246,766

Balance, December 31, 2010	10,000	187,273	84,066	1,419,685	1,701,024	4,585	1,705,609
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,476	297,476	(167)	297,309
Other comprehensive income	—	—	66,274	—	66,274	83	66,357

Total comprehensive income					363,750	(84)	363,666

Balance, December 31, 2011	$10,000	188,076	150,905	1,608,596	1,957,577	—	1,957,577

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net income	$297,309	141,376	46,502
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	1,136	774	882
Proceeds from sales of equity securities trading securities	768	5,260	407
Cost of fixed maturity trading securities acquired	(1,227)	(427)	(10,716)
Interest credited to policyholder account values	223,449	259,814	282,652
Universal life and investment-type product policy fees	(224,380)	(202,761)	(162,620)
Capitalization of deferred policy acquisition costs	(192,921)	(194,052)	(247,557)
Amortization of deferred policy acquisition costs	191,036	216,750	30,831
Amortization and depreciation	218	804	(4,939)
Net realized (gains) losses on investments and derivative instruments	(15,187)	(6,661)	85,093
Change in value of trading securities	(122)	(101)	(2,434)
Deferred federal income tax expense (benefit)	102,425	98,369	(54,290)
(Increase) decrease in accrued investment income	(2,959)	2,629	4,337
(Increase) decrease in other assets	(549,552)	(173,539)	133,716
Increase in policyholder liabilities	327,514	186,525	102,092
Increase (decrease) in policyholders’ dividend accumulations and other funds	3,848	(2,090)	1,130
Increase (decrease) in federal income tax payable	40,010	(49,924)	42,503
Increase (decrease) in other liabilities	51,355	16,090	(21,701)
Other, net	(878)	(1,627)	(370)

Net cash provided by operating activities	251,842	297,209	225,518

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	93,729	105,860	72,819
Proceeds from sale of fixed maturity available-for-sale securities	840,600	828,476	633,056
Proceeds from sale of available-for-sale equity securities	3	1,099	204
Proceeds from maturity of fixed maturity held-to-maturity securities	104,811	113,217	149,893
Proceeds from repayment of mortgage loans on real estate	117,587	114,807	117,364
Proceeds from sale of real estate	132	574	615
Cost of fixed maturity available-for-sale securities acquired	(923,135)	(937,637)	(778,821)
Cost of available-for-sale equity securities acquired	(3,258)	(6,367)	(570)
Cost of fixed maturity held-to-maturity securities acquired	(234,810)	(238,013)	(139,335)
Cost of mortgage loans on real estate acquired	(125,567)	(122,341)	(25,369)
Cost of real estate acquired	(153)	(605)	(175)
Derivative payments	(717)	(30,312)	(32,779)
Change in payables for securities lending collateral, net	(99,578)	372,190	—
Net decrease (increase) in short-term investments	162,545	363,103	(330,239)
Change in policy loans, net	(13,315)	(20,901)	(32,899)
Change in other invested assets, net	(4,263)	1,611	(481)

Net cash (used in) provided by investing activities	(85,389)	544,761	(366,717)

Cash flows from financing activities:
Universal life and investment product account deposits	1,920,775	1,862,675	3,095,687
Universal life and investment product account withdrawals	(2,181,868)	(2,265,342)	(3,005,012)
Issuance of notes payable	250,000	—	—
Dividends paid to parent	(68,000)	(48,000)	(35,000)

Net cash (used in) provided by financing activities	(79,093)	(450,667)	55,675

Net increase (decrease) in cash and cash equivalents	87,360	391,303	(85,524)
Cash and cash equivalents, beginning of year	572,181	180,878	266,402

Cash and cash equivalents, end of year	$659,541	572,181	180,878

Supplemental disclosures:
Income taxes paid	$—	18,528	15,000
Interest paid on notes payable	19,675	8,348	8,348

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (“ONLIC”) is a stock life insurance company. Ohio National Life Assurance Corporation (“ONLAC”) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. The Company also owns National Security Life and Annuity Company (“NSLAC”). The Company purchased the previously unowned 19.5% of NSLAC from Security Mutual Life Insurance Company of New York (“SML”) in December, 2011. Effective December 19, 2008, Montgomery Re, Inc. (“MONT”) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

On December 15, 2011, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML for a $4,500 surplus note thereby increasing ONLIC’s holdings in NSLAC to 100% and decreasing SML’s holdings to 0%. On December 15, 2011, ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note is accounted for in Total Equity as an increase to Additional Paid-in-Capital and Accumulated Other Comprehensive Income (Loss) of $803 and $565, respectively, offset by a decrease in Retained Earnings of $565.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain securities in the 2010 fixed income portfolio have been reclassified in footnotes 5 and 6 to conform to the current presentation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (“ONFS”). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

6	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of fixed annuity sales accounted for approximately 30% and 31% of total fixed annuity reserves as of December 31, 2011 and 2010, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,770,363 and $1,357,818 as of December 31, 2011 and 2010, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of operations. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2011, 77.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.6% from the Company’s pricing matrices and 5.2% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (“DAC”). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life, investment products, and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued prior to 2010. At December 31, 2011 and 2010, this reserve balance was $4,859 and $3,100, respectively.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts so as to allow the Company to recover a charge for any built-in death benefits.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for his or her life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continues to sell the GMIB rider in the state of New York.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (“rolls up”) by eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, the GLWB rider also provides for a

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

“top-off” of the GLWB base at the end of the tenth contract year if the owner has not made any withdrawals in the first ten years. The “top-off” is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one “top-off” during the contractual term. A reset to the contract value does not start a new “top-off” period. A “top-off” will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because (1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base; and/or (2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For the second generation GLWB riders (issued January 1, 2011 through present), claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the Lifetime Annuity Period and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2011
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$691.0	10,839.5	11,530.5	500.6	12.1	65

GMIB	$139.3	7,798.0	7,937.3	—	—	64

GLWB	$88.6	1,466.2	1,554.8	—	—	62

GMAB/GMWB	$14.9	276.3	291.2	9.5	—	64

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$728.3	10,731.1	11,459.4	310.4	11.7	64

GMIB	$141.1	8,526.7	8,667.8	—	—	63

GLWB	$58.7	454.4	513.1	—	—	61

GMAB/GMWB	$15.6	304.6	320.2	4.4	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2011 and 2010.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31 (millions):

	2011	2010
Mutual funds:
Bond	$2,857.7	2,608.8
Balanced	449.3	365.4
Equity	7,450.8	7,511.7
Money market	241.8	247.3

Total	$10,999.6	10,733.2

As of December 31, 2011, direct G reserves were $201.0 million, ceded G reserves were $603.1 million and net G reserves were ($402.1) million. As of December 31, 2010, direct G reserves were $67.1 million, ceded G reserves were $188.3 million and net G reserves were ($121.2) million.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31 (millions):

	2011	2010
GMDB	$21.3	27.3
GMIB	(439.4)	(153.6)
GMAB/GMWB	16.0	5.1

Total	$(402.1)	(121.2)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2010 to 2011, direct reserves increased $34.7 million offset by an increase of $320.5 million in reinsurance ceded reserves for a net decrease in reserves of $285.8 million. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserves.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8% of the Company’s ordinary life insurance in force as of December 31, 2011, 2010 and 2009. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company, in 2007 acquired more than 80% ownership of NSLAC and will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The fair value of a reporting unit is determined using two market approaches and a discounted cash flow model. The market approaches use the guideline company method and the market transaction method to estimate fair value. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011 follows:

	2011	2010
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $345,053 and $317,278 as of December 31, 2011 and 2010, respectively)	$373,083	337,277
Fixed maturity securities held-to-maturity, at amortized cost	35,807	36,855
Mortgage loans on real estate, net	113,824	114,260
Policy loans	104,630	121,321
Short-term investments	7,752	39,735
Accrued investment income	5,310	5,263
Deferred policy acquisition costs	67,044	69,706
Reinsurance recoverable	1,510	1,477
Other assets	1,341	1,187

Total assets	$710,301	727,081

Closed Block liabilities:
Future policy benefits and claims	$652,072	678,951
Policyholders’ dividend accumulations	46,617	48,159
Other policyholder funds	28,600	21,929
Deferred federal income taxes	9,811	7,000
Other liabilities	2,382	2,975

Total liabilities	$739,482	759,014

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Closed Block revenues and expenses:
Traditional life insurance premiums	$31,620	34,252	38,350
Net investment income	42,370	41,495	42,906
Net realized gains (losses) on investments	140	1,672	(981)
Benefits and claims	(43,147)	(46,518)	(50,190)
Provision for policyholders’dividends on participating policies	(16,879)	(15,980)	(18,040)
Amortization of deferred policy acquisition costs	(3,565)	(3,662)	(3,972)
Other operating costs and expenses	(2,680)	(2,968)	(3,226)

Income before federal income taxes	$7,859	8,291	4,847

(o)	Recently Issued Accounting Pronouncements

In September 2011, the FASB issued new guidance on goodwill impairment testing Accounting Standards Update (“ASU”) ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will result in increased disclosures.

In April 2011, the FASB issued amended guidance regarding troubled debt restructuring ASU 2011-02, Receivables: A Creditor’s Determination of whether a Restructuring is a Troubled Debt Restructuring. In making the determination, a creditor must evaluate and conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulties. The amended guidance provides clarifications as to whether a concession has been made and provides additional guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. This guidance became effective for the annual period beginning after June 15, 2011 and retrospective application to the beginning of the annual period of adoption is required. The Company adopted this guidance on July 1, 2011 with retroactive application to January 1, 2011 with no material impact to the consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company intends to adopt this guidance in 2012. The Company is currently in the process of determining the impact of adoption and the adoption of this guidance is expected to have a material impact to DAC and Retained Earnings and result in fewer costs being deferred.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses). This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 12 for the required disclosures.

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB ASU 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 5 for the required disclosures.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s consolidated financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2011 statutory results are unaudited as of the date of this report.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

ONLIC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008 and the approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT replaced the letter of credit with a surplus note during 2011. As a result, MONT is no longer using the permitted practice at December 31, 2011.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $658, $153,557 and $36,260 for the years ended December 31, 2011, 2010 and 2009, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $902,516 and $860,701, as of December 31, 2011 and 2010, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income). The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

	2011	2010	2009
Foreign currency translation adjustment	$1	(118)	28
Pension liability adjustment, net of tax	(7,200)	(1,791)	2,791
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	176,699	274,980	518,823
Deferred acquisition costs	(39,705)	(81,972)	(181,327)
Future policy benefits and claims	1,566	(2,061)	(418)
Related income tax expense	(48,552)	(66,969)	(117,949)

	82,809	122,069	221,948

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	25,439	25,906	(50,923)
Related income tax (expense) benefit	(8,904)	(9,067)	17,823

	16,535	16,839	(33,100)

Other comprehensive income	$66,274	105,230	255,048

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	81,375	—	81,375
Obligations of states and political subdivisions	—	316,050	—	316,050
Debt securities issued by foreign governments	—	4,301	—	4,301
Corporate	—	3,955,587	17,861	3,973,448
Asset-backed	—	419,574	106,121	525,695
Mortgage-backed	—	1,013,855	100	1,013,955
Equity securities	—	38,356	—	38,356
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	11,467	—	11,467
Asset-backed	—	1,384	—	1,384
Mortgage-backed	—	482	—	482
Other long-term investments:
Derivative assets:
Equity futures	2,846	—	—	2,846
Currency futures	80	—	—	80
Equity put options	—	10,520	—	10,520
Short-term investments	69,145	—	—	69,145
Short-term investments securities lending collateral	—	272,612	—	272,612
Other assets:
Cash	142,229	244,700	—	386,929
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	515,829	515,829
GLWB reinsurance contracts	—	—	66,927	66,927
Assets held in separate accounts	11,901,722	—	—	11,901,722

Total assets	$12,116,022	6,370,587	706,838	19,193,447

Liabilities
GMAB/GMWB embedded derivatives	$—	—	16,041	16,041
GLWB embedded derivatives	—	—	66,927	66,927
Derivative liabilities:
Equity futures	10,926	—	—	10,926
Currency futures	2,722	—	—	2,722

Total liabilities	$13,648	—	82,968	96,616

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	59,577	—	59,577
Obligations of states and political subdivisions	—	176,815	—	176,815
Debt securities issued by foreign governments	—	13,042	—	13,042
Corporate	—	3,708,495	32,192	3,740,687
Asset-backed	—	537,630	88,757	626,387
Mortgage-backed	—	1,123,956	88	1,124,044
Equity securities	—	35,227	—	35,227
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate	—	11,511	—	11,511
Asset-backed	—	663	—	663
Mortgage-backed	—	863	—	863
Equity securities	—	723	—	723
Other long-term investments:
Derivative assets
Equity futures	461	—	—	461
Currency futures	475	—	—	475
Equity put options	—	9,561	—	9,561
Short-term investments	41,747	189,943	—	231,690
Short-term investments securities lending collateral	—	372,190	—	372,190
Other assets:
Cash	127,241	72,750	—	199,991
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	195,360	195,360
GLWB embedded derivatives	—	—	8,826	8,826
Assets held in separate accounts	—	11,727,829	—	11,727,829

Total assets	$169,924	18,041,225	325,223	18,536,372

Liabilities
GLWB reinsurance contracts	$—	—	8,826	8,826
GMAB/GMWB embedded derivatives	—	—	5,510	5,510
Derivative liabilities:
Equity futures	1,921	—	—	1,921
Currency futures	451	—	—	451

Total liabilities	$2,372	—	14,336	16,708

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures and currency futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB and GLWB Reinsurance and GMAB, GMWB and GLWB Embedded Derivatives

The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB and GLWB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable		Other assets
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GLWB [4] reinsurance	GLWB [3] embedded derivatives	Total assets
December 31, 2009	$21,285	67,877	89	135,051	—	—	224,302

Net investment gains/(losses)
In earnings (realized and unrealized) [1]	(6)	(9,289)	30	60,309	—	8,826	59,870
Unrealized in OCI [2]	2,675	16,568	88	—	—	—	19,331

Purchases, issuances, sales and settlements	(2,895)	15,474	(119)	—	—	—	12,460
Transfers into (out) of Level 3	11,133	(1,873)	—	—	—	—	9,260

December 31, 2010	32,192	88,757	88	195,360	—	8,826	325,223

Net investment gains/(losses)
In earnings (realized and unrealized)	(12)	393	—	320,469	66,927	(8,826)	378,951
Unrealized in OCI	(967)	(1,816)	12	—	—	—	(2,771)

Purchases	—	15,054	—	—	—	—	15,054
Issuances	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—
Settlements	(3,681)	(15,835)	—	—	—	—	(19,516)
Transfers into Level 3	—	25,534	—	—	—	—	25,534
Transfers out of Level 3	(9,671)	(5,966)	—	—	—	—	(15,637)

December 31, 2011	$17,861	106,121	100	515,829	66,927	—	706,838

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(6)	(9,520)	—	60,309	—	8,826	59,609

2011	$(12)	584	—	320,469	66,927	(8,826)	379,142

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Future policy, benefits and claims
	GLWB [4] reinsurance	GLWB [3] embedded derivatives	GMAB/ GMWB embedded drivatives	GMIB reinsurance	Total liabilities
December 31, 2009	$—	—	(6,640)	(32,479)	(39,119)

Net investment gains/(losses)
In earnings (realized and unrealized)	(8,826)	—	1,530	94,193	86,897
Unrealized in OCI	—	—	—	—	—
Purchases, issuances, sales and settlements	—	—	—	(61,714)	(61,714)
Transfers into (out) of Level 3	—	—	—	—	—

December 31, 2010	(8,826)	—	(5,110)	—	(13,936)
Net investment gains/(losses)
In earnings (realized and unrealized)	8,826	(66,927)	(10,931)	—	(69,032)
Unrealized in OCI	—	—	—	—	—
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

December 31, 2011	$—	(66,927)	(16,041)	—	(82,968)

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(8,826)	—	1,530	—	(7,296)

2011	$8,826	(66,927)	(10,931)	—	(69,032)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
[3]	The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011.
[4]	The GLWB reinsurance was a liability at December 31, 2010 and was an asset at December 31, 2011.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2011, we transferred investments totaling $25,534 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $15,637 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing matrix with market observable inputs for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as level 2.

During the year ended December 31, 2010, we transferred investments totaling $19,077 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $9,817 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010.

Fair Value Measurement on a Nonrecurring Basis

In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	2011
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	18,409	18,409	(6,078)

Total assets	$—	—	18,409	18,409	(6,078)

	2010
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	—

Total assets	$—	—	2,825	2,825	—

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets:
Fixed maturity held-to-maturity securities	$968,483	1,053,204	844,404	893,241
Mortgage loans on real estate	1,282,520	1,290,475	1,271,812	1,312,312
Policy loans	333,745	401,037	320,430	371,339

Liabilities
Investment contracts	$3,159,090	3,628,906	3,807,569	3,871,091
Policyholders’ dividend accumulations and other policyholder funds	107,958	107,958	98,890	98,890
Notes payable	359,164	398,972	105,430	125,156

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Notes Payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2011	2010	2009
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$327,251	341,457	349,408
Equity securities	1,517	1,370	1,284
Fixed maturity trading securities	595	615	381
Fixed maturity held-to-maturity securities	58,334	52,200	52,586
Mortgage loans on real estate	85,581	83,440	87,516
Real estate	475	475	476
Policy loans	18,712	19,486	17,200
Short-term investments	3,121	3,049	3,507
Other long-term investments	264	1,227	(748)

Total gross investment income	495,850	503,319	511,610
Interest expense	(19,711)	(8,384)	(8,384)
Other investment expenses	(9,605)	(12,085)	(10,827)

Net investment income	$466,534	482,850	492,399

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Realized gains (losses) on investments
	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$27,055	37,625	(38,020)
Equity securities	(540)	628	(789)
Fixed maturity held-to-maturity securities	(6,069)	1,119	(6,024)
Mortgage loans on real estate	(1,638)	(2,189)	(766)
Derivative instruments	(7,076)	(30,084)	(39,075)
Real estate	(21)	(30)	(121)
Short-term	(3)	—	—

Total realized gains (loses) on investments	11,708	7,069	(84,795)
Change in valuation allowances for mortgage loans on real estate	3,479	(408)	(298)

Net realized gains (losses) on investments	$15,187	6,661	(85,093)

Realized gained (losses) on investments, as shown in the table above, include write-downs for OTI of $12,820, $15,509 and $39,284 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, fixed maturity securities with a carrying value of $252,692, which had a cumulative write-down of $57,728 due to OTI, remained in the Company’s investment portfolio.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2011
Fixed maturity securities:
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

2010
Fixed maturity securities:
Corporate	$—	(2,289)	2,289
Asset-backed	5,031	(4,866)	9,897
Mortgage-backed	17,321	13,998	3,323

Total other-than-temporary impairment losses	$22,352	6,843	15,509

2009
Fixed maturity securities:
Corporate	$30,752	826	29,926
Asset-backed	32,145	25,004	7,141
Mortgage-backed	23,373	21,156	2,217

Total other-than-temporary impairment losses	$86,270	46,986	39,284

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2011	2010	2009
Cumulative credit loss, beginning of year	$62,157	74,533	142,682
New credit losses	13,415	1,218	16,567
Change in credit losses on securities included in the beginning balance	(595)	14,291	11,974

Subtotal	74,977	90,042	171,223

Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	17,249	27,885	96,690

Cumulative credit loss, end of year	$57,728	62,157	74,533

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available-for-sale and trading securities were as of December 31:

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$67,554	13,821	—	81,375	—
Obligations of states and political subdivisions	298,052	18,145	(147)	316,050	—
Debt securities issued by foreign governments	3,997	304	—	4,301	—
Corporate	3,652,519	361,913	(40,984)	3,973,448	(396)
Asset-backed	528,673	14,060	(17,038)	525,695	(21,794)
Mortgage-backed	983,190	48,983	(18,218)	1,013,955	(37,803)

Total fixed maturity securities	$5,533,985	457,226	(76,387)	5,914,824	(59,993)

Equity securities	$35,800	3,269	(713)	38,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	23	—	324	—
Corporate	10,526	955	(14)	11,467	—
Asset-backed	1,379	7	(2)	1,384	—
Mortgage-backed	464	18	—	482	—

Total fixed maturity securities	$12,670	1,003	(16)	13,657	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,705	1,152	—	11,857	—
Obligations of states and political subdivisions	1,955	471	—	2,426	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	954,818	86,624	(3,526)	1,037,916	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$968,483	88,247	(3,526)	1,053,204	(90)

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$53,728	5,849	—	59,577	—
Obligations of states and political subdivisions	180,634	2,981	(6,800)	176,815	—
Debt securities issued by foreign governments	11,944	1,098	—	13,042	—
Corporate	3,537,350	246,183	(42,846)	3,740,687	—
Asset-backed	621,288	20,212	(15,113)	626,387	—
Mortgage-backed	1,114,187	48,927	(39,070)	1,124,044	(53,828)

Total fixed maturity securities	$5,519,131	325,250	(103,829)	5,740,552	(53,828)

Equity securities	$32,544	2,829	(146)	35,227	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate	10,664	856	(9)	11,511	—
Asset-backed	650	13	—	663	—
Mortgage-backed	837	26	—	863	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

Equity securities	$812	—	(89)	723	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$11,147	74	—	11,221	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	830,227	56,339	(7,884)	878,682	—
Asset-backed	5	—	—	5	—

Total held-to-maturity	$844,404	56,721	(7,884)	893,241	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2011	2010
Net unrealized gains, before adjustments and taxes	$383,395	224,104
Less:
Unrealized gains related to Closed Block	28,030	19,999
Adjustment to future policy benefits and claims	914	2,480
Adjustment to deferred policy acquisition costs	103,884	64,179
Deferred federal income tax provision	88,432	48,624

Net unrealized gains	$162,135	88,822

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$159,418	267,510	603,229
Equity securities	(127)	(1,066)	831

Change in net unrealized gains	$159,291	266,444	604,060

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2011.

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$323,039	332,053	506	515	23,838	24,185
Due after one year through five years	1,586,025	1,660,128	10,027	10,681	245,666	262,531
Due after five years through ten years	1,909,015	2,050,275	1,831	2,148	501,170	549,473
Due after ten years	1,715,906	1,872,368	306	313	197,809	217,015

Total	$5,533,985	5,914,824	12,670	13,657	968,483	1,053,204

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	2011
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$3,456	(44)	14,765	(103)	18,221	(147)
Corporate	382,288	(18,830)	224,697	(25,694)	606,985	(44,524)
Asset-backed	111,053	(2,787)	80,815	(14,253)	191,868	(17,040)
Mortgage-backed	111,224	(2,677)	165,470	(15,541)	276,694	(18,218)

Total fixed maturity securities	608,021	(24,338)	485,747	(55,591)	1,093,768	(79,929)
Equity securities	281	(649)	144	(64)	425	(713)

Total	$608,302	(24,987)	485,891	(55,655)	1,094,193	(80,642)

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$116,401	(5,588)	13,673	(1,212)	130,074	(6,800)
Corporate	641,865	(22,532)	258,746	(28,207)	900,611	(50,739)
Asset-backed	100,283	(2,361)	60,473	(12,752)	160,756	(15,113)
Mortgage-backed	59,918	(732)	263,714	(38,338)	323,632	(39,070)

Total fixed maturity securities	918,467	(31,213)	596,606	(80,509)	1,515,073	(111,722)
Equity securities	802	(131)	192	(15)	994	(146)

Total	$919,269	(31,344)	596,798	(80,524)	1,516,067	(111,868)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2011 and 2010 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

Unrealized Losses	2011
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(44)	(103)	(147)
Corporate	(17,992)	(13,004)	(30,996)
Asset-backed	(2,756)	(5,414)	(8,170)
Mortgage-backed	(2,677)	(10,780)	(13,457)
Below 80%
Corporate	(838)	(12,690)	(13,528)
Asset-backed	(31)	(8,839)	(8,870)
Mortgage-backed	—	(4,761)	(4,761)

Total	$(24,338)	(55,591)	(79,929)

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Unrealized Losses	2010
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(5,588)	(1,212)	(6,800)
Corporate	(22,088)	(23,033)	(45,121)
Asset-backed	(1,990)	(2,965)	(4,955)
Mortgage-backed	(732)	(23,289)	(24,021)
Below 80%
Corporate	(444)	(5,174)	(5,618)
Asset-backed	(371)	(9,787)	(10,158)
Mortgage-backed	—	(15,049)	(15,049)

Total	$(31,213)	(80,509)	(111,722)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Unrealized losses declined from December 31, 2010 to December 31, 2011 due to declining US Treasury yields and a general decline in bond spreads.

For Corporate Securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes fixed maturity securities available-for-sale activity:

	2011	2010	2009
Proceeds from the sale and maturity	$916,191	837,983	536,652

Gross realized gains on the sale and maturity	$34,674	50,640	14,192

Gross realized losses on the sale and maturity	$(1,438)	(635)	(19,997)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2011, 2010, or 2009.

Investments with a fair value of $13,990 and $14,040 as of December 31, 2011 and 2010, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $635 and $562 in 2011 and 2010, respectively, with no valuation allowance recorded in 2011 or 2010.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2011 and 2010, the Company received $272,612 and $372,190, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Company had loaned securities with a fair value of $254,738 and $346,487, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of other long-term investments were as follows as of December 31:

	2011	2010
Venture capital partnerships	$442	1,921
Derivative instruments	13,446	10,497
Receivable for securities	7,253	1,071

Total	$21,141	13,489

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(f)).

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

	Asset derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Currency futures	Other long-term investments	$80	475
Equity futures	Other long-term investments	2,846	461
Equity put options	Other long-term investments	10,520	9,561
GMIB reinsurance contracts	Reinsurance recoverable	515,829	195,360
GLWB reinsurance contracts	Reinsurance recoverable	66,927	—
GLWB embedded derivatives	Other assets	—	8,826

Total		$596,202	214,683

	Liability derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
GLWB embedded derivatives	Future policy benefits and claims	$66,927	—
GLWB reinsurance contracts	Future policy benefits and claims	—	8,826
GMAB and GMWB embedded derivatives	Future policy benefits and claims	16,041	5,110
Currency futures	Other liabilities	2,722	451
Equity futures	Other liabilities	10,926	1,921

Total		$96,616	16,308

The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011. The GLWB reinsurance contract was a liability at December 31, 2010 and was an asset at December 31, 2011.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2011	2010	2009
Currency futures[1]	Net realized gains (losses): derivative instruments	$3,447	(776)	(945)
Equity futures[1]	Net realized gains (losses): derivative instruments	(11,308)	(27,886)	(31,849)
Equity put options	Net realized gains (losses): derivative instruments	785	(1,422)	(6,281)
GMIB reinsurance contracts	Benefits and claims	320,469	154,502	(169,743)
GMAB and GMWB embedded derivatives	Benefits and claims	(10,931)	1,530	8,694
GLWB reinsurance	Benefits and claims	75,753	(8,826)	0
GLWB embedded derivatives	Benefits and claims	(75,753)	8,826	0

Total		$302,462	125,948	(200,124)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2011, a nonaffiliated reinsurer and Sycamore Re held assets in trust with a market value of $578,762 and $4,723, respectively, and a letter of credit of $315,865 and $123,913, respectively. As of December 31, 2010, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $355,801 and $4,701, respectively, in trust and a letter of credit of $107,713 and $69,000, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 76% and 80% of the total liability for future policy benefits as of December 31, 2011 and 2010, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.0%, 4.2% and 4.5% for the years ended December 31, 2011, 2010 and 2009, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (refer to note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $19,711, $8,384 and $8,384 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2011, 2010 and 2009. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2011	2010
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

Based upon goodwill impairment testing for the years ended December 31, 2011, 2010 and 2009, no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2011	2010	2009
Current expense (benefit)	$31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

Total income tax expense	$134,131	67,169	4,078

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31:

	2011	2010	2009
Pre-tax income times U.S. enacted tax rate	$151,004	72,991	17,703
Tax-preferred investment income	(16,337)	(11,003)	(12,746)
Change in valuation allowance	—	—	(1,201)
Other, net	(536)	5,181	322

Income taxes	$134,131	67,169	4,078

Effective tax rate	31.1%	32.2%	8.1%

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement and for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (SA DRD) assets held in connection with variable annuity and life contracts. During 2011, 2010 and 2009 tax return years, the Company recognized an income tax benefit of $9,520, $6,975 and $8,260, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2009 through 2011

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2011	2010
Deferred tax assets:
Pension and benefit obligations	$13,707	12,205
Future policy benefits	722,727	663,781
Mortgage loans on real estate	1,552	3,240
Net operating loss carryforwards	5,640	3,475
Capital loss carryforward	17,280	27,285
Other	23,106	12,092

Total gross deferred tax assets	784,012	722,078
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	784,012	722,078

Deferred tax liabilities:
Deferred policy acquisition costs	262,344	291,305
Fixed maturity securities available-for-sale	127,146	73,752
Fixed assets	1,006	661
Reinsurance recoverable	780,835	612,287
Other	16,390	6,789

Total gross deferred tax liabilities	1,187,721	984,794

Net deferred tax liability	$(403,709)	(262,716)

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2011, the Company has life subgroup capital loss carryforwards of $48,061 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

NSLAC as of December 31, 2011, has a net operating losses of $16,114. There are net operating losses of $3,432 incurred in periods ending through March 31, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2016 through 2021. There are net operating losses of $12,682 incurred in periods beginning April 1, 2007 through December 31, 2011. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2026. There are capital losses of $706 available as of December 31, 2011, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2011, 2010 and 2009 was $0, $0, and $(1,201), respectively.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $7,268 and $6,951 as of December 31, 2011 and 2010, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2011	2010
Commercial mortgage loans	$1,286,328	1,279,099
Valuation allowance	3,808	7,287

Net carrying value	$1,282,520	1,271,812

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% as of December 31, 2011 and 2010.

At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.2 million and $136.9 million, respectively. At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $145.0 million and $143.4 million, respectively.

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (LTV), age, mortgage debt service coverage (DSC) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2011, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	2011
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$114,974	44,083	79,889	192,896	83,136	5,103	520,081
50% - 60%	59,023	23,096	103,311	193,963	64,678	6,823	450,894
60% - 70%	14,496	30,576	71,371	114,666	56,856	3,282	291,247
70% - 80%	4,720	1,823	1,108	3,303	9,344	—	20,298
80% and greater	—	—	—	—	—	—	—

Total	$193,213	99,578	255,679	504,828	214,014	15,208	1,282,520

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$99,037	41,335	74,243	178,727	51,192	5,821	450,355
50% - 60%	35,610	40,178	87,954	210,188	52,566	—	426,496
60% - 70%	28,292	48,382	84,946	120,800	76,242	4,022	362,684
70% - 80%	6,686	—	9,994	5,590	8,982	1,025	32,277
80% and greater	—	—	—	—	—	—	—

Total	$169,625	129,895	257,137	515,305	188,982	10,868	1,271,812

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment as of December 31, 2011. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

A rollforward of our valuation allowance is as follows:

2011
Beginning balance	$7,287
Provision	(3,479)
Charge-offs	—
Recoveries	—
Effect of exchange rates	—

Ending balance	$3,808

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
2011	$—	—	—	—	1,282,520	1,282,520	—

2010	$—	—	—	—	1,271,812	1,271,812	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2011 and 2010. Mortgage loan write downs were $1,638, $2,189 and $766, during 2011, 2010 and 2009, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2011 or 2010.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

At December 31, 2011 and 2010 ONLIC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $7,451 and $21,409 in 2011 and 2010, respectively.

The Company has a mortgage loan receivable from ONFS of $23,037 and $23,795 as of December 31, 2011 and 2010, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2011 and 2010.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. This plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in this plan.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The measurement dates were December 31, 2011 and 2010.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2011	2010	2011	2010
Change in benefit obligation:
Projected benefit obligation at beginning of year	$58,063	53,165	5,086	4,383
Service cost	1,714	1,637	50	47
Interest cost	3,649	3,514	292	265
Actuarial loss (gain)	8,124	4,255	(94)	653
Benefits paid*	(4,937)	(4,508)	(269)	(262)

Projected benefit obligation at end of year	$66,613	58,063	5,065	5,086

Accumulated benefit obligation	$54,628	46,248

Change in plan assets:
Fair value of plan assets at beginning of year	$44,258	39,067	—	—
Employer contribution	12,460	4,611	—	—
Actual return on plan assets	(615)	4,816	—	—
Benefits and expenses paid	(4,792)	(4,236)	—	—

Fair value of plan assets at end of year	$51,311	44,258	—	—

Funded status	$(15,302)	(13,805)	(5,065)	(5,086)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(15,302)	(13,805)	(5,065)	(5,086)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in other comprehensive income:
Net actuarial loss	$10,306	753	225	1,332
Prior service cost	—	124	547	546

Total	$10,306	877	772	1,878

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$31,400	21,094	(2,223)	(2,448)
Prior service credit	—	—	(1,089)	(1,636)

Total	$31,400	21,094	(3,312)	(4,084)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $2,291 and $0, respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $(345) and $(546) respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$1,714	1,637	1,529
Interest cost	3,649	3,514	3,310
Expected return on plan assets	(2,954)	(2,923)	(1,750)
Amortization of prior service cost	—	(124)	(124)
Amortization of net loss	1,387	1,607	1,965

Net periodic benefit cost	$3,796	3,711	4,930

	Other benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$50	47	49
Interest cost	292	265	378
Amortization of prior service cost	(547)	(546)	(349)
Amortization of net gain	(320)	(678)	(746)

Net periodic benefit cost	$(525)	(912)	(668)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2011	2010
Projected benefit obligation	$8,267	6,843
Accumulated benefit obligation	7,725	5,987
Fair value of plan assets	—	—

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2011	2010	2011	2010
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.30%	6.55%	5.80%	6.15%
Expected long-term return on plan assets	6.75%	7.25%	—	—
Rate of compensation increase	3.85%	3.55%	—	—
Healthcare cost trend rate assumed for next year	—	—	3.05%	0.45%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.80%	0.45%
Year that the rate reaches the ultimate trend rate	—	—	2012	2010
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.10%	6.30%	4.85%	5.80%
Rate of compensation increase	3.20%	3.85%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2011 service cost and interest cost	$42	(35)
Effect on 2011 other post-retirement benefit obligation	591	(492)

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2011	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$197	—	—	197
Equity securities	51,114	—	—	51,114

Total assets	$51,311	—	—	51,311

2010
Fixed maturity securities:
Corporate securities	$—	559	—	559
Equity securities	—	43,699	—	43,699

Total assets	$—	44,258	—	44,258

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2011 and 2010.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2011	2010
Equity securities	56%	63%
Debt securities	44	37

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

A contribution of $12,460 was made to the qualified pension plan in 2011 for the 2011 plan year. No contribution to the qualified pension plan is expected in 2012 for the 2012 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2012	$10,729	225
2013	4,469	236
2014	2,874	248
2015	4,808	248
2016	4,437	248
2017-2021	27,124	1,320

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2011, 2010 and 2009 were $4,365, $6,237 and $4,605, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,496, $1,409 and $1,348 in 2011, 2010 and 2009, respectively.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2011, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (“RBC”) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $90,000 may be paid by ONLIC to ONFS in 2012 without prior approval. Dividends of $108,000, $48,000 and $35,000 were declared by ONLIC to ONFS in 2011, 2010 and 2009, respectively, and dividends paid were $68,000, $48,000 and $35,000 in 2011, 2010 and 2009, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $34,590 may be paid by ONLAC to ONLIC in 2012 without prior approval. ONLAC paid dividends to ONLIC of $24,640, $20,160 and $20,480 in 2011, 2010 and 2009, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2012 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2011, 2010 and 2009.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2011, 2010 and 2009.

(15)	Bank Line of Credit

ONLIC had revolving credit facilities of $160,000 and $120,000 as of December 31, 2011 and 2010, respectively, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2011 or 2010.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Total interest and fees paid on these lines of credit were $614, $354 and $210 in 2011, 2010 and 2009, respectively. There was no borrowing outstanding on these facilities as of December 31, 2011 or 2010.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,742, $4,345 and $4,446 during 2011, 2010 and 2009, respectively. The lease on the Home Office constitutes 97% of the $12,234 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2011 are:

	Operating	Capital
2012	$2,797	663
2013	2,643	124
2014	2,548	—
2015	2,548	—
2016	1,698	—

Total minimum lease payments	$12,234	787

Less interest on capital leases		(35)

Liability for capitalized leases		$752

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

The Company has evaluated subsequent events through April 4, 2012 the date that the consolidated financial statements were available to be issued.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 34%, 22% and 20% of gross earned life and accident and health premiums during 2011, 2010 and 2009, respectively.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $588,630 and $678,782 as of December 31, 2011 and 2010, respectively.

The Company reinsures variable annuity-related risks to Sycamore Re (SYRE). The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE, an affiliated reinsurance company which is 100% owned by ONFS, to reinsure GMIB and ARDBR riders associated with variable annuity products written after April 1, 2008. During 2009, the treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For contracts issued after March 31, 2009, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the prior treaty and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all riders listed above up to $5 million per annuitant. As a result of this treaty addendum at July 31, 2010, the Company paid a premium in the amount of $29,160 to SYRE for this treaty addendum. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable.

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 which is included on the consolidated balance sheets under Reinsurance recoverable.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 which is included on the consolidated balance sheets under Reinsurance recoverable.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the Statement of Income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2011		2010	2009
Consolidated Statements of Income:	$
Annuity premiums and charges:
Reinsurance premiums		67,986	49,566	23,761
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance		1,795	—	—
Benefits and claims:
Benefits incurred		716	102	134
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves		85,994	5,401
Cost of reinsurance, 2010 activity		73,721	85,129
Cost of reinsurance, 2011 activity		51,125	—
Policy and contract claims		255	18
Other liabilities:
FWH under reinsurance:
Margin account		34,227	—
Unrealized losses derivative instruments		(1,795)	—
Premiums payable		6,371	4,757

75

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$67,554	81,375	81,375
Obligations of states and political subdivisions	298,052	316,050	316,050
Debt securities issued by foreign governments	3,997	4,301	4,301
Corporate securities	3,652,519	3,973,448	3,973,448
Asset-backed securities	528,673	525,695	525,695
Mortgage-backed securities	983,190	1,013,955	1,013,955

Total fixed maturity available-for-sale securities	5,533,985	5,914,824	5,914,824

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,504	38,108	38,108
Nonredeemable preferred stocks:	296	248	248

Total equity securities available-for-sale	35,800	38,356	38,356

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	10,705	11,857	10,705
Obligations of states and political subdivisions	1,955	2,426	1,955
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	954,818	1,037,916	954,818
Asset-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	968,483	1,053,204	968,483

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	324	324
Corporate securities	10,526	11,467	11,467
Asset-backed securities	1,379	1,384	1,384
Mortgage-backed securities	464	482	482

Total fixed maturity trading securities:	12,670	13,657	13,657

Mortgage loans on real estate, net	1,286,328		1,282,520	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,225	[2]

Total real estate, net	4,157		3,522

Policy loans	333,745		333,745
Other long-term investments	30,485		21,141	[3]
Short-term investments securities landing collateral	272,612		272,612
Short-term investments	69,145		69,145

Total investments	$8,547,410		8,918,005

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2011:
Individual life insurance	$636,767	4,056,126			203,103
Pension and Annuities	387,944	3,126,132			13,931
Other Insurance	29,341	1,795,052			17,286
Corporate	—	—			—

Total	$1,054,052	8,977,310			234,320

2010:
Individual life insurance	$637,334	3,792,261			259,029
Pension and Annuities	447,466	3,775,312			26,866
Other Insurance	27,637	1,456,527			18,167
Corporate	—	—			—

Total	$1,112,437	9,024,100			304,062

2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,302,113			17,658
Other Insurance	28,387	1,453,815			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2011:
Individual life insurance	$247,278	394,851	76,497	23,042
Pension and Annuities	211,840	178,013	102,329	124,407
Other Insurance	12,046	12,220	(631)	6,289
Corporate	(4,630)	(278,294)	12,841	13,715

Total	$466,534	306,790	191,036	167,453

2010:
Individual life insurance	$235,876	395,496	80,399	53,294
Pension and Annuities	244,801	129,227	174,329	107,932
Other Insurance	12,497	18,791	2,520	2,447
Corporate	(10,324)	(15,869)	(40,499)	21,646

Total	$482,850	527,645	216,749	185,319

2009:
Individual life insurance	$219,583	380,037	51,031	47,579
Pension and Annuities	254,100	237,756	64,619	88,552
Other Insurance	13,260	17,076	2,799	1,403
Corporate	5,456	110,193	(87,618)	17,834

Total	$492,399	745,062	30,831	155,368

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

77

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—%
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408	—	—	7,287
2009:
Valuation allowances – mortgage loans on real estate	$6,581	298	—	—	6,879

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account B

Form N-4

Part C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2012.

Statements of Assets and Contract Owners’ Equity, December 31, 2011.

Statements of Operations for the Period Ended December 31, 2011.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2011 and 2010.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2012.

Consolidated Balance Sheets, December 31, 2011 and 2010.

Consolidated Statements of Income for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2011, 2010 and 2009.

Notes to Consolidated Financial Statements, December 31, 2011, 2010, and 2009.

Financial Statement Schedules, December 31, 2011, 2010 and 2009.

(b)	Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2)    N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(h)

Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(i)

Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(4)	Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registratn’s Form N-4 on May 6, 1993 (File No. 33-62282) and is incorporated by reference herein.

(5)(a)

Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282) and is incorporated by reference herein.

(6)(a)

Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b)

Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9)	Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10)	Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24)	Powers of Attorney filed herewith as Exhibit 99(24)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Director, Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations and Distributor Compensation

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Executive Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Senior Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

* The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and

National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27.	Number of Contract Owners

As of April 5, 2012, this series of Registrant’s contracts were owned by 346 owners.

Item 28.	Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29.	Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Gary T. Huffman	President and Director
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$17,837	None	None	None

Item 30.	Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2012.

Ohio National Variable Account B
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2012.

The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	April 24, 2012

/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2012

/s/ Howard C. Becker Howard C. Becker	Director	April 24, 2012

*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2012

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2012

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 24, 2012

/s/ Christopher A. Carlson Christopher A. Carlson	Director	April 24, 2012

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 24, 2012

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2012

*/s/ John W. Hayden John W. Hayden	Director	April 24, 2012

*/s/ James F. Orr James F. Orr	Director	April 24, 2012

*John R. Phillips John R. Phillips	Director	April 24, 2012

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2012

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2012

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9)	Opinion of Counsel
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney